UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22519
First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Asia Pacific
ex-Japan AlphaDEX® Fund
FPA | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$46	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$22,988,637
Total number of portfolio holdings	101
Portfolio turnover rate	48%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	2.8%
Hyundai Rotem Co., Ltd.	2.7%
Hanwha Systems Co., Ltd.	2.6%
Doosan Enerbility Co., Ltd.	2.5%
Samyang Foods Co., Ltd.	2.3%
Korea Electric Power Corp.	2.1%
Hanwha Aerospace Co., Ltd.	2.0%
Samsung Heavy Industries Co., Ltd.	1.8%
SK Hynix, Inc.	1.8%
Hanwha Ocean Co., Ltd.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

First Trust Europe AlphaDEX® Fund
FEP | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$47	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$287,950,533
Total number of portfolio holdings	203
Portfolio turnover rate	47%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.9%
Fresnillo PLC	1.1%
Alpha Bank S.A.	1.0%
Indra Sistemas S.A.	1.0%
Auto1 Group SE	1.0%
STMicroelectronics N.V.	1.0%
Commerzbank AG	0.9%
Hensoldt AG	0.9%
Babcock International Group PLC	0.9%
Vend Marketplaces ASA	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EuropeTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Europe AlphaDEX® Fund (FEP)

First Trust Latin America AlphaDEX® Fund
FLN | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$46	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$12,945,382
Total number of portfolio holdings	50
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Industrias Penoles S.A.B. de C.V.	4.4%
Embraer S.A.	3.6%
Prologis Property Mexico S.A. de C.V.	3.4%
Porto Seguro S.A.	3.4%
El Puerto de Liverpool S.A.B. de C.V., Series C1	3.4%
PRIO S.A.	3.3%
Cencosud S.A.	3.3%
Cia Energetica de Minas Gerais	3.2%
Coca-Cola Femsa S.A.B. de C.V.	3.1%
Telefonica Brasil S.A.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Latin AmericaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Latin America AlphaDEX® Fund (FLN)

First Trust Brazil AlphaDEX® Fund
FBZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$47	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,226,957
Total number of portfolio holdings	50
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Porto Seguro S.A.	4.4%
Cia De Sanena Do Parana	4.0%
Embraer S.A.	4.0%
Marfrig Global Foods S.A.	3.9%
Cia de Saneamento de Minas Gerais Copasa MG	3.9%
TIM S.A.	3.5%
Vibra Energia S.A.	3.5%
Pagseguro Digital Ltd., Class A	3.1%
JBS N.V., BDR	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FBZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® BrazilTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Brazil AlphaDEX® Fund (FBZ)

First Trust China AlphaDEX® Fund
FCA | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$38,392,019
Total number of portfolio holdings	52
Portfolio turnover rate	59%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	8.1%
Xiaomi Corp., Class B	4.7%
China Hongqiao Group Ltd.	4.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	3.4%
Orient Overseas International Ltd.	3.2%
Goldwind Science & Technology Co., Ltd., Class H	3.1%
China Reinsurance Group Corp., Class H	3.1%
PetroChina Co., Ltd., Class H	3.0%
BOC Aviation Ltd.	2.9%
Geely Automobile Holdings Ltd.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® ChinaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust China AlphaDEX® Fund (FCA)

First Trust Japan AlphaDEX® Fund
FJP | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$43	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$176,787,048
Total number of portfolio holdings	101
Portfolio turnover rate	45%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	7.7%
IHI Corp.	2.5%
Ryohin Keikaku Co., Ltd.	2.3%
Kawasaki Heavy Industries Ltd.	2.2%
Sanrio Co., Ltd.	1.9%
T&D Holdings, Inc.	1.6%
Central Japan Railway Co.	1.6%
Sumitomo Electric Industries Ltd.	1.6%
Chubu Electric Power Co., Inc.	1.6%
Sompo Holdings, Inc.	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Japan AlphaDEX® Fund (FJP)

First Trust Developed Markets
ex-US AlphaDEX® Fund
FDT | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$45	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$521,015,066
Total number of portfolio holdings	302
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.3%
SK Square Co., Ltd.	1.0%
Hyundai Rotem Co., Ltd.	0.9%
Fresnillo PLC	0.8%
Siemens Energy AG	0.7%
Hanwha Systems Co., Ltd.	0.7%
IHI Corp.	0.7%
Phoenix Financial Ltd.	0.7%
Indra Sistemas S.A.	0.7%
Alpha Bank S.A.	0.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-USTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

First Trust Emerging Markets
AlphaDEX® Fund
FEM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$415,524,315
Total number of portfolio holdings	158
Portfolio turnover rate	53%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co.	2.0%
Pop Mart International Group Ltd.	1.7%
Industrias Penoles S.A.B. de C.V.	1.5%
Wan Hai Lines Ltd.	1.3%
Embraer S.A.	1.2%
Xiaomi Corp., Class B	1.2%
Magyar Telekom Telecommunications PLC	1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1.2%
Prologis Property Mexico S.A. de C.V.	1.2%
Shandong Gold Mining Co., Ltd., Class H	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging MarketsTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets AlphaDEX® Fund (FEM)

First Trust Germany AlphaDEX® Fund
FGM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$49	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$61,898,782
Total number of portfolio holdings	40
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Rheinmetall AG	9.7%
Siemens Energy AG	6.5%
Deutsche Bank AG	4.8%
Heidelberg Materials AG	4.4%
Commerzbank AG	4.4%
HOCHTIEF AG	4.3%
Volkswagen AG	3.3%
RWE AG	3.3%
Bayerische Motoren Werke AG	3.2%
Deutsche Lufthansa AG	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® GermanyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Germany AlphaDEX® Fund (FGM)

First Trust United Kingdom
AlphaDEX® Fund
FKU | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$62,833,424
Total number of portfolio holdings	77
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Fresnillo PLC	2.9%
St. James's Place PLC	2.7%
Rolls-Royce Holdings PLC	2.7%
NatWest Group PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.3%
Hiscox Ltd.	2.3%
3i Group PLC	2.3%
Beazley PLC	2.3%
Vodafone Group PLC	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FKU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® United KingdomTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust United Kingdom AlphaDEX® Fund (FKU)

First Trust India NIFTY 50
Equal Weight ETF
NFTY | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$212,915,126
Total number of portfolio holdings	50
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Jio Financial Services Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Adani Ports & Special Economic Zone Ltd.	2.1%
Bharat Electronics Ltd.	2.1%
HDFC Life Insurance Co., Ltd.	2.0%
Adani Enterprises Ltd.	2.0%
Power Grid Corp. of India Ltd.	2.0%
UltraTech Cement Ltd.	2.0%
Hindalco Industries Ltd.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NFTY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

First Trust Switzerland AlphaDEX® Fund
FSZ | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$68,684,996
Total number of portfolio holdings	40
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Swissquote Group Holding S.A.	5.2%
Accelleron Industries AG	4.8%
BKW AG	4.7%
Holcim AG	4.6%
Novartis AG	4.4%
Swiss Re AG	4.2%
Helvetia Holding AG	4.0%
Sandoz Group AG	3.8%
Julius Baer Group Ltd.	3.7%
Swisscom AG	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® SwitzerlandTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Switzerland AlphaDEX® Fund (FSZ)

First Trust Developed Markets
ex-US Small Cap AlphaDEX® Fund
FDTS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$45	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$7,596,163
Total number of portfolio holdings	403
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.4%
Metaplanet, Inc.	0.9%
Hanwha Corp.	0.8%
Hyundai Engineering & Construction Co., Ltd.	0.8%
Hyosung Heavy Industries Corp.	0.6%
Harel Insurance Investments & Financial Services Ltd.	0.6%
Nissin Corp.	0.6%
HDC Holdings Co., Ltd.	0.6%
Food & Life Cos., Ltd.	0.6%
Oki Electric Industry Co., Ltd.	0.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDTS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

First Trust Emerging Markets
Small Cap AlphaDEX® Fund
FEMS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$247,649,295
Total number of portfolio holdings	205
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.9%
Newborn Town, Inc.	1.2%
3SBio, Inc.	1.2%
Cia de Saneamento de Minas Gerais Copasa MG	1.1%
Cia De Sanena Do Parana	1.1%
XD, Inc.	1.1%
Tauron Polska Energia S.A.	1.1%
DigiPlus Interactive Corp.	1.1%
Cogna Educacao S.A.	1.0%
MAS PLC	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

First Trust Eurozone AlphaDEX® ETF
FEUZ | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$47	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2025)
Fund net assets	$60,503,864
Total number of portfolio holdings	152
Portfolio turnover rate	48%
WHAT DID THE FUND INVEST IN? (As of June 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	6.1%
Alpha Bank S.A.	1.3%
Indra Sistemas S.A.	1.3%
Rheinmetall AG	1.3%
Auto1 Group SE	1.3%
STMicroelectronics N.V.	1.2%
Commerzbank AG	1.2%
Lottomatica Group S.p.A.	1.2%
Hensoldt AG	1.2%
Sofina S.A.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEUZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EurozoneTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Eurozone AlphaDEX® ETF (FEUZ)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded AlphaDEX® Fund II (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2025

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
June 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 19.1%
2,549	BHP Group Ltd. (AUD)	$61,653
4,577	BlueScope Steel Ltd. (AUD)	69,616
14,963	Coles Group Ltd. (AUD)	205,230
1,290	Commonwealth Bank of Australia (AUD)	156,855
4,978	Computershare Ltd. (AUD)	130,691
68,501	Evolution Mining Ltd. (AUD)	351,204
25,350	Fortescue Ltd. (AUD)	254,933
25,269	Insurance Australia Group Ltd. (AUD)	150,176
3,148	JB Hi-Fi Ltd. (AUD)	228,629
65,817	Medibank Pvt., Ltd. (AUD)	218,753
21,268	Northern Star Resources Ltd. (AUD)	259,654
43,054	Qantas Airways Ltd. (AUD)	304,329
17,792	QBE Insurance Group Ltd. (AUD)	273,893
2,531	Rio Tinto Ltd. (AUD)	178,455
43,878	Santos Ltd. (AUD)	221,208
135,291	Sigma Healthcare Ltd. (AUD)	266,235
14,692	Telix Pharmaceuticals Ltd. (AUD) (c)	236,130
44,277	Vicinity Ltd. (AUD)	71,978
3,085	Westpac Banking Corp. (AUD)	68,749
21,065	Woodside Energy Group Ltd. (AUD)	327,605
96,254	Yancoal Australia Ltd. (AUD)	365,527
		4,401,503
	Bermuda — 2.6%
66,680	China Gas Holdings Ltd. (HKD)	62,264
187,200	Kunlun Energy Co., Ltd. (HKD)	181,716
20,300	Orient Overseas International Ltd. (HKD)	344,973
		588,953
	Cayman Islands — 7.5%
58,500	C&D International Investment Group Ltd. (HKD)	118,342
36,550	China Resources Land Ltd. (HKD)	123,852
45,281	CK Asset Holdings Ltd. (HKD)	199,584
43,038	CK Hutchison Holdings Ltd. (HKD)	264,809
142,000	Geely Automobile Holdings Ltd. (HKD)	288,705
252,500	Sino Biopharmaceutical Ltd. (HKD)	169,192
264,636	WH Group Ltd. (HKD) (d) (e)	254,524
308,400	Xinyi Glass Holdings Ltd. (HKD)	296,223
		1,715,231
Shares	Description	Value

	Hong Kong — 11.2%
48,250	Beijing Enterprises Holdings Ltd. (HKD)	$198,533
59,950	BOC Hong Kong Holdings Ltd. (HKD)	260,421
141,000	China Merchants Port Holdings Co., Ltd. (HKD)	256,855
33,950	China Overseas Land & Investment Ltd. (HKD)	58,905
484,200	China Power International Development Ltd. (HKD)	184,429
102,000	China Resources Power Holdings Co., Ltd. (HKD)	246,101
159,940	China Taiping Insurance Holdings Co., Ltd. (HKD)	311,732
7,300	CLP Holdings Ltd. (HKD)	61,469
15,600	Galaxy Entertainment Group Ltd. (HKD)	69,256
164,400	Guangdong Investment Ltd. (HKD)	137,385
2,730	Hong Kong Exchanges & Clearing Ltd. (HKD)	145,647
293,100	PCCW Ltd. (HKD)	199,011
12,905	Sun Hung Kai Properties Ltd. (HKD)	148,039
34,406	Swire Pacific Ltd., Class A (HKD)	294,754
		2,572,537
	New Zealand — 0.6%
11,701	Contact Energy Ltd. (NZD)	64,191
2,813	EBOS Group Ltd. (NZD)	65,929
		130,120
	Singapore — 7.9%
31,130	BOC Aviation Ltd. (HKD) (d) (e)	257,766
5,300	DBS Group Holdings Ltd. (SGD)	187,199
108,800	Genting Singapore Ltd. (SGD)	61,181
9,400	Oversea-Chinese Banking Corp., Ltd. (SGD)	120,577
154,700	Seatrium Ltd. (SGD)	244,551
12,900	Sembcorp Industries Ltd. (SGD)	69,497
24,200	Singapore Airlines Ltd. (SGD)	132,657
12,100	Singapore Exchange Ltd. (SGD)	141,603
60,000	Singapore Technologies Engineering Ltd. (SGD)	367,597
6,500	United Overseas Bank Ltd. (SGD)	184,035
24,400	Wilmar International Ltd. (SGD)	55,075
		1,821,738
	South Korea — 49.7%
250	Alteogen, Inc. (KRW) (c)	68,909
2,648	Amorepacific Corp. (KRW)	268,214
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
3,029	DB Insurance Co., Ltd. (KRW)	$276,731
11,446	Doosan Enerbility Co., Ltd. (KRW) (c)	580,103
3,002	Hana Financial Group, Inc. (KRW)	191,962
723	Hanwha Aerospace Co., Ltd. (KRW)	454,286
6,665	Hanwha Ocean Co., Ltd. (KRW) (c)	392,117
13,937	Hanwha Systems Co., Ltd. (KRW)	598,952
891	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	241,632
22,869	HMM Co., Ltd. (KRW)	381,263
379	HYBE Co., Ltd. (KRW)	86,775
3,183	Hyundai Glovis Co., Ltd. (KRW)	317,923
1,718	Hyundai Mobis Co., Ltd. (KRW)	365,342
2,267	Hyundai Motor Co. (KRW)	341,831
4,256	Hyundai Rotem Co., Ltd. (KRW)	619,668
12,583	Industrial Bank of Korea (KRW)	170,247
1,134	KB Financial Group, Inc. (KRW)	93,184
4,847	Kia Corp. (KRW)	348,010
3,580	Korea Aerospace Industries Ltd. (KRW)	238,207
16,529	Korea Electric Power Corp. (KRW)	481,320
346	Korea Zinc Co., Ltd. (KRW)	209,969
16,801	Korean Air Lines Co., Ltd. (KRW)	285,079
534	Krafton, Inc. (KRW) (c)	143,629
1,770	KT&G Corp. (KRW)	167,478
1,160	LG Electronics, Inc. (KRW)	63,432
3,665	Meritz Financial Group, Inc. (KRW)	305,507
643	POSCO Holdings, Inc. (KRW)	124,350
89	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	65,418
1,385	Samsung Electro-Mechanics Co., Ltd. (KRW)	138,233
6,192	Samsung Electronics Co., Ltd. (KRW)	274,364
249	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	80,073
33,185	Samsung Heavy Industries Co., Ltd. (KRW) (c)	412,108
2,311	Samsung SDS Co., Ltd. (KRW)	290,416
519	Samyang Foods Co., Ltd. (KRW)	536,459
Shares	Description	Value

	South Korea (Continued)
1,901	Shinhan Financial Group Co., Ltd. (KRW)	$86,486
1,876	SK Hynix, Inc. (KRW)	405,892
4,788	SK Square Co., Ltd. (KRW) (c)	649,232
4,836	SK Telecom Co., Ltd. (KRW)	203,172
1,381	SK, Inc. (KRW)	209,258
16,267	Woori Financial Group, Inc. (KRW)	270,594
		11,437,825
	Switzerland — 0.9%
11,340	BeOne Medicines Ltd. (HKD) (c)	213,511
	Total Common Stocks	22,881,418
	(Cost $18,331,576)
MONEY MARKET FUNDS — 0.2%
45,060	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	45,060
	(Cost $45,060)

	Total Investments — 99.7%	22,926,478
	(Cost $18,376,636)
	Net Other Assets and Liabilities — 0.3%	62,159
	Net Assets — 100.0%	$22,988,637

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
KRW	49.9%
HKD	23.3
AUD	19.2
SGD	6.8
NZD	0.6
USD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,881,418	$ 22,881,418	$ —	$ —
Money Market Funds	45,060	45,060	—	—
Total Investments	$22,926,478	$22,926,478	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Austria — 3.1%
7,223	ANDRITZ AG (EUR)	$536,877
15,722	BAWAG Group AG (EUR) (c) (d)	2,007,544
5,860	Erste Group Bank AG (EUR)	499,073
31,977	OMV AG (EUR)	1,739,481
31,485	Raiffeisen Bank International AG (EUR)	959,834
5,705	Verbund AG (EUR)	437,823
45,930	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	2,364,319
16,596	voestalpine AG (EUR)	467,229
		9,012,180
	Belgium — 3.1%
1,869	Ackermans & van Haaren N.V. (EUR)	477,746
13,493	Ageas S.A./N.V. (EUR)	911,528
29,480	Colruyt Group N.V. (EUR)	1,275,141
26,624	KBC Ancora (EUR)	1,831,531
8,891	KBC Group N.V. (EUR)	918,079
7,911	Sofina S.A. (EUR)	2,609,261
34,070	Warehouses De Pauw C.V.A. (EUR)	830,751
		8,854,037
	Bermuda — 0.5%
79,719	Hiscox Ltd. (GBP)	1,373,296
	Denmark — 2.4%
1,162	A.P. Moller - Maersk A/S, Class B (DKK)	2,160,260
2,079	Genmab A/S (DKK) (e)	431,638
401,419	H. Lundbeck A/S (DKK)	2,304,416
70,394	ISS A/S (DKK)	1,962,752
981	ROCKWOOL A/S, Class B (DKK)	45,908
		6,904,974
	Finland — 0.7%
49,425	Fortum Oyj (EUR)	925,121
13,613	Orion Oyj, Class B (EUR)	1,023,866
		1,948,987
	France — 8.4%
21,216	Arkema S.A. (EUR)	1,563,216
9,477	AXA S.A. (EUR)	465,182
14,565	BNP Paribas S.A. (EUR)	1,309,414
20,511	Bouygues S.A. (EUR)	927,782
86,129	Carrefour S.A. (EUR)	1,214,428
23,043	Cie Generale des Etablissements Michelin S.C.A. (EUR)	856,109
89,039	Credit Agricole S.A. (EUR)	1,684,958
6,963	Eiffage S.A. (EUR)	978,099
54,539	Elis S.A. (EUR) (f)	1,563,709
Shares	Description	Value

	France (Continued)
20,705	Engie S.A. (EUR)	$485,961
36,230	Klepierre S.A. (EUR) (f)	1,427,127
62,260	Orange S.A. (EUR)	947,178
16,043	Renault S.A. (EUR)	739,475
27,065	Societe Generale S.A. (EUR)	1,547,838
28,475	SPIE S.A. (EUR)	1,599,964
16,151	Teleperformance SE (EUR)	1,566,148
6,082	Thales S.A. (EUR)	1,788,212
25,036	TotalEnergies SE (EUR)	1,536,494
64,196	Vallourec SACA (EUR)	1,186,854
8,391	Wendel SE (EUR)	885,625
		24,273,773
	Germany — 19.1%
4,242	Allianz SE (EUR)	1,719,426
21,448	Aurubis AG (EUR) (f)	2,230,877
91,972	Auto1 Group SE (EUR) (c) (d) (e)	2,964,148
25,340	Bayerische Motoren Werke AG (EUR)	2,252,431
89,034	Commerzbank AG (EUR)	2,808,630
23,135	Continental AG (EUR)	2,019,370
20,119	Daimler Truck Holding AG (EUR)	951,999
85,565	Deutsche Bank AG (EUR)	2,536,924
2,745	Deutsche Boerse AG (EUR)	895,351
278,829	Deutsche Lufthansa AG (EUR)	2,358,254
21,824	Deutsche Telekom AG (EUR)	796,166
18,916	DHL Group (EUR)	873,684
32,505	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	1,605,856
53,497	E.ON SE (EUR)	984,640
12,909	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	972,437
10,632	Freenet AG (EUR)	346,163
16,363	Fresenius Medical Care AG (EUR)	937,722
13,360	GEA Group AG (EUR)	934,805
4,740	Heidelberg Materials AG (EUR)	1,113,629
5,082	Henkel AG & Co. KGaA (Preference Shares) (EUR)	399,051
24,188	Hensoldt AG (EUR)	2,775,154
11,892	HOCHTIEF AG (EUR)	2,343,576
38,998	KION Group AG (EUR)	2,170,103
34,453	Mercedes-Benz Group AG (EUR)	2,016,620
1,924	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	1,247,870
1,132	Rheinmetall AG (EUR)	2,396,198
56,543	RWE AG (EUR)	2,359,816
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
3,873	Scout24 SE (EUR) (c) (d)	$534,235
20,807	Siemens Energy AG (EUR) (e)	2,403,419
19,308	Talanx AG (EUR)	2,499,557
157,822	thyssenkrupp AG (EUR)	1,695,843
15,964	Volkswagen AG (Preference Shares) (EUR)	1,685,290
14,783	Wacker Chemie AG (EUR) (f)	1,079,648
		54,908,892
	Greece — 3.4%
863,073	Alpha Bank S.A. (EUR)	3,039,813
302,722	Eurobank Ergasias Services and Holdings S.A. (EUR)	1,039,823
74,682	Hellenic Telecommunications Organization S.A. (EUR)	1,419,867
18,394	Metlen Energy & Metals S.A. (EUR)	997,128
39,514	National Bank of Greece S.A. (EUR)	504,089
295,885	Piraeus Financial Holdings S.A. (EUR)	2,050,105
54,078	Public Power Corp. S.A. (EUR)	882,901
		9,933,726
	Ireland — 1.3%
125,515	AIB Group PLC (EUR)	1,032,738
68,863	Bank of Ireland Group PLC (EUR)	980,304
30,073	Ryanair Holdings PLC, ADR	1,734,310
		3,747,352
	Italy — 10.9%
671,294	A2A S.p.A. (EUR)	1,806,871
28,991	Azimut Holding S.p.A. (EUR)	928,198
7,209	Banca Generali S.p.A. (EUR)	400,646
50,223	Banca Mediolanum S.p.A. (EUR)	864,924
204,551	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,740,152
199,769	Banco BPM S.p.A. (EUR)	2,332,478
155,371	BPER Banca S.p.A. (EUR)	1,412,181
42,222	Buzzi S.p.A. (EUR)	2,340,555
119,109	Credito Emiliano S.p.A. (EUR)	1,759,423
78,348	Eni S.p.A. (EUR)	1,269,914
23,064	Generali (EUR)	820,755
93,352	Hera S.p.A. (EUR)	451,074
315,511	Intesa Sanpaolo S.p.A. (EUR)	1,817,961
41,647	Leonardo S.p.A. (EUR)	2,344,002
80,259	Lottomatica Group S.p.A. (EUR)	2,227,395
43,256	Mediobanca Banca di Credito Finanziario S.p.A. (EUR) (f)	1,005,568
152,039	Nexi S.p.A. (EUR) (c) (d)	908,727
Shares	Description	Value

	Italy (Continued)
204,644	Pirelli & C S.p.A. (EUR) (c) (d) (f)	$1,411,172
68,182	Poste Italiane S.p.A. (EUR) (c) (d) (f)	1,464,950
2,402,879	Telecom Italia S.p.A. (EUR) (e)	1,184,839
21,739	UniCredit S.p.A. (EUR)	1,457,324
76,102	Unipol Assicurazioni S.p.A. (EUR)	1,508,271
		31,457,380
	Luxembourg — 1.0%
42,321	ArcelorMittal S.A. (EUR)	1,339,528
82,704	Tenaris S.A. (EUR)	1,556,308
		2,895,836
	Netherlands — 4.1%
57,863	ABN AMRO Bank N.V. (EUR) (c) (d)	1,584,037
28,192	ASR Nederland N.V. (EUR)	1,872,316
2,793	Euronext N.V. (EUR) (c) (d)	477,382
49,556	Iveco Group N.V. (EUR)	974,857
10,805	Koninklijke Ahold Delhaize N.V. (EUR)	451,836
27,936	Koninklijke Vopak N.V. (EUR)	1,389,347
93,352	STMicroelectronics N.V. (EUR)	2,851,924
49,556	Technip Energies N.V. (EUR)	2,086,310
		11,688,009
	Norway — 4.6%
68,123	Aker BP ASA (NOK)	1,742,376
46,271	DNB Bank ASA (NOK)	1,278,955
60,997	Equinor ASA (NOK)	1,543,776
17,573	Gjensidige Forsikring ASA (NOK)	445,279
41,523	Kongsberg Gruppen ASA (NOK)	1,610,142
70,444	Norsk Hydro ASA (NOK)	402,142
38,771	Orkla ASA (NOK)	421,583
50,168	SpareBank 1 Sor-Norge ASA (NOK)	922,788
63,898	Storebrand ASA (NOK)	905,275
84,702	Telenor ASA (NOK)	1,316,825
75,325	Vend Marketplaces ASA (NOK)	2,652,973
		13,242,114
	Portugal — 1.2%
2,010,449	Banco Comercial Portugues S.A., Class R (EUR)	1,564,443
239,979	EDP S.A. (EUR)	1,040,843
23,007	Galp Energia SGPS S.A. (EUR)	421,965
19,051	Jeronimo Martins SGPS S.A. (EUR)	482,037
		3,509,288
	Spain — 8.8%
3,091	Acciona S.A. (EUR) (f)	556,353
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
35,394	ACS Actividades de Construccion y Servicios S.A. (EUR)	$2,457,772
148,827	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	2,288,689
723,378	Banco de Sabadell S.A. (EUR)	2,303,241
301,329	Banco Santander S.A. (EUR)	2,494,244
182,239	Bankinter S.A. (EUR)	2,378,533
208,200	CaixaBank S.A. (EUR)	1,803,568
15,241	Endesa S.A. (EUR) (f)	482,761
69,874	Indra Sistemas S.A. (EUR) (f)	3,033,885
359,467	International Consolidated Airlines Group S.A. (GBP)	1,683,552
262,778	Mapfre S.A. (EUR)	1,074,105
151,792	Repsol S.A. (EUR) (f)	2,223,427
1,094,395	Unicaja Banco S.A. (EUR) (c) (d)	2,586,027
		25,366,157
	Sweden — 4.9%
61,896	Boliden AB (SEK) (e)	1,930,631
56,787	Essity AB, Class B (SEK)	1,572,598
33,084	Industrivarden AB, Class C (SEK)	1,194,897
67,902	Investor AB, Class B (SEK)	2,007,799
41,171	Saab AB, Class B (SEK)	2,295,957
40,077	SKF AB, Class B (SEK)	919,650
332,655	SSAB AB, Class B (SEK)	1,964,798
29,891	Tele2 AB, Class B (SEK)	436,791
1,055,688	Volvo Car AB, Class B (SEK) (e) (f)	1,938,220
		14,261,341
	Switzerland — 2.2%
9,284	Avolta AG (CHF)	503,368
2,308	BKW AG (CHF)	504,098
26,755	Coca-Cola HBC AG (GBP)	1,397,024
7,813	Helvetia Holding AG (CHF)	1,832,503
2,382	Sulzer AG (CHF)	429,898
700	Swisscom AG (CHF)	496,251
2,117	VZ Holding AG (CHF)	463,181
1,160	Zurich Insurance Group AG (CHF)	810,808
		6,437,131
	United Kingdom — 19.2%
34,568	3i Group PLC (GBP)	1,954,925
32,404	Anglogold Ashanti PLC (ZAR)	1,465,925
7,537	Ashtead Group PLC (GBP)	483,038
81,805	Associated British Foods PLC (GBP)	2,310,914
56,285	Aviva PLC (GBP)	478,390
Shares	Description	Value

	United Kingdom (Continued)
172,650	Babcock International Group PLC (GBP)	$2,720,614
60,115	BAE Systems PLC (GBP)	1,556,676
217,162	Barclays PLC (GBP)	1,005,446
134,842	Beazley PLC (GBP)	1,730,594
26,158	Berkeley Group Holdings PLC (GBP)	1,385,959
188,421	BT Group PLC (GBP)	501,106
836,951	Centrica PLC (GBP)	1,855,947
353,263	easyJet PLC (GBP)	2,580,664
17,180	Endeavour Mining PLC (GBP)	525,408
114,619	Evraz PLC (GBP) (e) (g) (h) (i)	0
171,948	Fresnillo PLC (GBP)	3,398,742
148,596	Harbour Energy PLC (GBP)	399,577
107,277	HSBC Holdings PLC (GBP)	1,298,480
131,370	IG Group Holdings PLC (GBP)	1,918,653
32,722	Imperial Brands PLC (GBP)	1,292,225
132,864	J Sainsbury PLC (GBP)	528,523
1,380,691	JD Sports Fashion PLC (GBP)	1,681,800
370,110	Kingfisher PLC (GBP)	1,477,351
2,167,705	Lloyds Banking Group PLC (GBP)	2,282,202
276,668	NatWest Group PLC (GBP)	1,942,129
2,819	Next PLC (GBP)	481,364
25,657	Pearson PLC (GBP)	377,361
34,067	Rio Tinto PLC (GBP)	1,985,044
125,165	Rolls-Royce Holdings PLC (GBP)	1,662,407
33,186	Shell PLC (GBP)	1,163,186
58,814	SSE PLC (GBP)	1,478,181
159,926	St. James’s Place PLC (GBP)	2,599,138
137,120	Standard Chartered PLC (GBP)	2,271,782
1,112,879	Tritax Big Box REIT PLC (GBP)	2,254,721
153,561	UNITE Group (The) PLC (GBP)	1,786,402
1,714,658	Vodafone Group PLC (GBP)	1,830,644
12,760	Whitbread PLC (GBP)	494,447
		55,159,965
	United States — 0.2%
4,585	Autoliv, Inc., SDR (SEK)	513,704
	Total Common Stocks	285,488,142
	(Cost $219,350,294)
MONEY MARKET FUNDS — 0.0%
45,848	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (j)	45,848
	(Cost $45,848)

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.1%
$14,559,507	JPMorgan Chase & Co., 4.39% (j), dated 06/30/25, due 07/01/25, with a maturity value of $14,561,282. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $14,850,698. (k)	$14,559,507
	(Cost $14,559,507)

	Total Investments — 104.2%	300,093,497
	(Cost $233,955,649)
	Net Other Assets and Liabilities — (4.2)%	(12,142,964)
	Net Assets — 100.0%	$287,950,533

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $13,956,021 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $14,559,507.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
EUR	61.4%
GBP	19.4
USD	5.4
SEK	4.9
NOK	4.4
DKK	2.3
CHF	1.7
ZAR	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 55,159,965	$ 55,159,965	$ —	$ —**
Other Country Categories*	230,328,177	230,328,177	—	—
Money Market Funds	45,848	45,848	—	—
Repurchase Agreements	14,559,507	—	14,559,507	—
Total Investments	$300,093,497	$285,533,990	$14,559,507	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$13,956,021
Non-cash Collateral(2)	(13,956,021)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$14,559,507
Non-cash Collateral(4)	(14,559,507)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.9%
	Brazil — 46.5%
95,029	Ambev S.A. (BRL)	$232,977
105,674	B3 S.A. - Brasil Bolsa Balcao (BRL)	283,582
33,751	Banco Bradesco S.A. (Preference Shares) (BRL)	104,550
45,509	Banco do Brasil S.A. (BRL)	185,031
16,004	Banco Santander Brasil S.A. (BRL)	87,456
31,833	BB Seguridade Participacoes S.A. (BRL)	209,755
21,729	BRF S.A. (BRL)	80,547
31,451	Centrais Eletricas Brasileiras S.A. (BRL)	232,825
208,396	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	414,253
123,236	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	282,623
69,084	CSN Mineracao S.A. (BRL)	63,068
32,519	Embraer S.A. (BRL)	460,932
11,078	Engie Brasil Energia S.A. (BRL)	92,590
26,727	Equatorial Energia S.A. (BRL)	176,898
132,148	Gerdau S.A. (Preference Shares) (BRL)	389,164
181,007	Itausa S.A. (Preference Shares) (BRL)	364,806
25,462	Localiza Rent a Car S.A. (BRL)	189,895
73,476	Motiva Infraestrutura de Mobilidade S.A. (BRL)	186,493
23,016	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	132,934
42,763	Porto Seguro S.A. (BRL)	434,470
53,722	PRIO S.A. (BRL) (c)	419,247
15,164	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	98,859
68,654	Telefonica Brasil S.A. (BRL)	390,334
71,272	TIM S.A. (BRL)	289,254
22,626	Vale S.A. (BRL)	219,259
		6,021,802
	Chile — 16.9%
6,076	Banco de Credito e Inversiones S.A. (CLP)	256,573
1,315,956	Banco Santander Chile (CLP)	82,648
122,558	Cencosud S.A. (CLP)	417,023
182,243	Empresas CMPC S.A. (CLP)	278,560
43,404	Empresas Copec S.A. (CLP)	295,564
1,191,038	Enel Chile S.A. (CLP)	88,188
Shares	Description	Value

	Chile (Continued)
72,078	Falabella S.A. (CLP)	$382,972
19,106,128	Latam Airlines Group S.A. (CLP)	386,788
		2,188,316
	Colombia — 4.5%
30,135	Grupo Cibest S.A. (Preference Shares) (COP)	340,501
49,165	Interconexion Electrica S.A. ESP (COP)	238,048
		578,549
	Mexico — 28.1%
191,287	Alfa S.A.B. de C.V., Class A (MXN)	141,290
28,553	Arca Continental S.A.B. de C.V. (MXN)	301,789
528,978	Cemex S.A.B. de C.V., Series CPO (MXN)	365,065
40,827	Coca-Cola Femsa S.A.B. de C.V. (MXN)	395,596
79,059	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	431,940
63,882	Fibra Uno Administracion S.A. de C.V. (MXN)	88,242
15,475	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	159,331
8,267	Gruma S.A.B. de C.V., Class B (MXN)	142,642
10,762	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	98,372
66,424	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	171,472
29,856	Grupo Mexico S.A.B. de C.V., Series B (MXN)	180,843
20,114	Industrias Penoles S.A.B. de C.V. (MXN) (c)	559,273
116,633	Prologis Property Mexico S.A. de C.V. (MXN)	440,812
14,779	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	166,523
		3,643,190
	Netherlands — 2.9%
26,005	JBS N.V., BDR (BRL) (c)	374,344

	Total Investments — 98.9%	12,806,201
	(Cost $10,367,636)
	Net Other Assets and Liabilities — 1.1%	139,181
	Net Assets — 100.0%	$12,945,382

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso

Currency Exposure Diversification	% of Total Investments
BRL	49.9%
MXN	28.5
CLP	17.1
COP	4.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,806,201	$ 12,806,201	$ —	$ —

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Aerospace & Defense — 3.9%
20,021	Embraer S.A. (BRL)	$283,782
	Banks — 6.3%
19,463	Banco Bradesco S.A. (Preference Shares) (BRL)	60,290
18,617	Banco do Brasil S.A. (BRL)	75,693
9,445	Banco Santander Brasil S.A. (BRL)	51,614
16,107	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	109,542
76,777	Itausa S.A. (Preference Shares) (BRL)	154,738
		451,877
	Commercial Services & Supplies — 2.1%
3,461	Ambipar Participacoes e Empreendimentos S.A. (BRL) (b)	104,471
16,094	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	46,833
		151,304
	Consumer Staples Distribution & Retail — 0.4%
10,227	Raia Drogasil S.A. (BRL)	28,461
	Containers & Packaging — 1.4%
29,094	Klabin S.A. (BRL)	98,799
	Diversified Telecommunication Services — 2.3%
28,864	Telefonica Brasil S.A. (BRL)	164,107
	Electric Utilities — 13.7%
19,777	Centrais Eletricas Brasileiras S.A. (BRL)	146,405
81,005	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	161,023
49,178	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	112,782
24,670	Energisa S.A. (BRL)	219,406
8,211	Equatorial Energia S.A. (BRL)	54,346
39,112	Isa Energia Brasil S.A. (Preference Shares) (BRL)	166,869
20,541	Transmissora Alianca de Energia Eletrica S.A. (BRL)	132,060
		992,891
	Electrical Equipment — 1.9%
17,054	WEG S.A. (BRL)	134,283
Shares	Description	Value

	Financial Services — 6.1%
23,271	Pagseguro Digital Ltd., Class A	$224,333
13,709	StoneCo Ltd., Class A (b)	219,892
		444,225
	Food Products — 10.4%
44,359	BRF S.A. (BRL)	164,435
15,495	JBS N.V., BDR (BRL) (b)	223,052
66,057	Marfrig Global Foods S.A. (BRL)	278,424
25,713	SLC Agricola S.A. (BRL)	84,572
		750,483
	Health Care Providers & Services — 2.4%
26,553	Rede D’Or Sao Luiz S.A. (BRL) (c) (d)	173,107
	Hotels, Restaurants & Leisure — 0.8%
13,266	Smartfit Escola de Ginastica e Danca S.A. (BRL)	60,652
	Insurance — 6.0%
18,656	BB Seguridade Participacoes S.A. (BRL)	122,929
30,779	Porto Seguro S.A. (BRL)	312,713
		435,642
	Metals & Mining — 7.3%
62,015	Gerdau S.A. (Preference Shares) (BRL)	182,629
87,802	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	144,314
20,622	Vale S.A. (BRL)	199,839
		526,782
	Oil, Gas & Consumable Fuels — 7.4%
19,132	Brava Energia (BRL) (b)	61,272
82,717	Cosan S.A. (BRL) (b)	104,441
24,868	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	143,630
11,208	PRIO S.A. (BRL) (b)	87,467
42,505	Ultrapar Participacoes S.A. (BRL)	137,222
		534,032
	Paper & Forest Products — 1.9%
14,567	Suzano S.A. (BRL)	137,302
	Pharmaceuticals — 1.7%
24,875	Hypera S.A. (BRL)	124,487
	Real Estate Management & Development — 0.7%
12,424	Allos S.A. (BRL)	51,954
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 0.9%
8,411	TOTVS S.A. (BRL)	$65,346
	Specialty Retail — 6.2%
37,127	Lojas Renner S.A. (BRL)	134,483
208,325	Raizen S.A. (Preference Shares) (BRL)	63,267
63,058	Vibra Energia S.A. (BRL)	251,392
		449,142
	Transportation Infrastructure — 0.8%
22,123	Motiva Infraestrutura de Mobilidade S.A. (BRL)	56,151
	Water Utilities — 10.9%
10,169	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	222,973
54,033	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	278,166
40,481	Cia De Sanena Do Parana (BRL)	283,801
		784,940
	Wireless Telecommunication Services — 3.5%
62,152	TIM S.A. (BRL)	252,241
	Total Common Stocks	7,151,990
	(Cost $5,477,877)
MONEY MARKET FUNDS — 0.0%
1,525	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	1,525
	(Cost $1,525)

	Total Investments — 99.0%	7,153,515
	(Cost $5,479,402)
	Net Other Assets and Liabilities — 1.0%	73,442
	Net Assets — 100.0%	$7,226,957

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	93.8%
USD	6.2
Total	100.0%

Country Allocation†	% of Net Assets
Brazil	89.7%
Cayman Islands	6.2
Netherlands	3.1
United States	0.0††
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,151,990	$ 7,151,990	$ —	$ —
Money Market Funds	1,525	1,525	—	—
Total Investments	$7,153,515	$7,153,515	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.8%
	Automobiles — 3.5%
563,962	Geely Automobile Holdings Ltd. (HKD)	$1,146,610
122,472	Great Wall Motor Co., Ltd., Class H (HKD)	188,468
		1,335,078
	Banks — 5.7%
1,132,127	Agricultural Bank of China Ltd., Class H (HKD)	807,637
311,438	China CITIC Bank Corp., Ltd., Class H (HKD)	296,760
515,805	China Construction Bank Corp., Class H (HKD)	520,408
485,922	China Minsheng Banking Corp., Ltd., Class H (HKD)	275,461
359,292	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	303,455
		2,203,721
	Broadline Retail — 0.4%
35,456	MINISO Group Holding Ltd. (HKD)	160,795
	Capital Markets — 2.3%
5,266,737	China Cinda Asset Management Co., Ltd., Class H (HKD)	899,041
	Communications Equipment — 2.0%
79,332	BYD Electronic International Co., Ltd. (HKD)	321,373
137,339	ZTE Corp., Class H (HKD)	425,141
		746,514
	Construction & Engineering — 3.7%
1,689,171	China Railway Group Ltd., Class H (HKD)	809,086
408,304	China State Construction International Holdings Ltd. (HKD)	615,841
		1,424,927
	Diversified Telecommunication Services — 2.2%
597,339	China Tower Corp., Ltd., Class H (HKD) (b) (c)	853,782
	Electrical Equipment — 5.4%
1,278,352	Goldwind Science & Technology Co., Ltd., Class H (HKD)	1,216,478
2,363,946	Shanghai Electric Group Co., Ltd., Class H (HKD) (d) (e)	867,287
		2,083,765
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 1.2%
88,992	AAC Technologies Holdings, Inc. (HKD)	$461,401
	Entertainment — 1.9%
680,632	China Ruyi Holdings Ltd. (HKD) (d) (e)	219,364
99,483	Kingsoft Corp., Ltd. (HKD)	518,329
		737,693
	Health Care Providers & Services — 1.0%
156,881	Sinopharm Group Co., Ltd., Class H (HKD)	367,324
	Hotels, Restaurants & Leisure — 1.4%
9,298	Trip.com Group Ltd. (HKD)	540,117
	Independent Power and Renewable Electricity Producers — 3.8%
1,582,402	China Power International Development Ltd. (HKD)	602,728
353,328	China Resources Power Holdings Co., Ltd. (HKD)	852,493
		1,455,221
	Insurance — 7.9%
7,687,859	China Reinsurance Group Corp., Class H (HKD)	1,194,809
1,728,089	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	1,314,237
272,048	PICC Property & Casualty Co., Ltd., Class H (HKD)	526,771
		3,035,817
	Interactive Media & Services — 1.7%
60,650	Baidu, Inc., Class A (HKD) (d)	644,748
	IT Services — 2.2%
220,075	GDS Holdings Ltd., Class A (HKD) (d) (e)	827,039
	Machinery — 1.7%
219,808	Sinotruk Hong Kong Ltd. (HKD)	641,227
	Marine Transportation — 3.2%
72,732	Orient Overseas International Ltd. (HKD)	1,235,989
	Metals & Mining — 5.6%
710,764	China Hongqiao Group Ltd. (HKD)	1,627,977
268,174	Jiangxi Copper Co., Ltd., Class H (HKD)	520,637
		2,148,614
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 9.4%
720,342	China Coal Energy Co., Ltd., Class H (HKD)	$833,216
751,634	China Petroleum & Chemical Corp., Class H (HKD)	393,533
521,757	Inner Mongolia Yitai Coal Co., Ltd., Class B	1,033,601
1,368,843	PetroChina Co., Ltd., Class H (HKD)	1,177,038
187,272	Yankuang Energy Group Co., Ltd., Class H (HKD)	186,319
		3,623,707
	Passenger Airlines — 8.0%
1,298,016	Air China Ltd., Class H (HKD) (d)	985,506
2,582,389	China Eastern Airlines Corp., Ltd., Class H (HKD) (d) (e)	1,039,542
2,048,649	China Southern Airlines Co., Ltd., Class H (HKD) (d)	1,049,124
		3,074,172
	Pharmaceuticals — 1.4%
293,370	China Resources Pharmaceutical Group Ltd. (HKD) (b) (c)	191,346
348,848	CSPC Pharmaceutical Group Ltd. (HKD)	342,184
		533,530
	Real Estate Management & Development — 4.3%
404,762	China Overseas Land & Investment Ltd. (HKD)	702,279
222,361	China Resources Land Ltd. (HKD)	753,483
167,297	Longfor Group Holdings Ltd. (HKD) (b) (c)	197,348
		1,653,110
	Specialty Retail — 8.3%
93,199	Pop Mart International Group Ltd. (HKD) (b) (c)	3,165,224
	Technology Hardware, Storage & Peripherals — 4.8%
242,313	Xiaomi Corp., Class B (HKD) (b) (c) (d)	1,850,542
	Trading Companies & Distributors — 3.0%
138,545	BOC Aviation Ltd. (HKD) (b) (c)	1,147,195
	Transportation Infrastructure — 1.7%
361,648	China Merchants Port Holdings Co., Ltd. (HKD)	658,802
Shares	Description	Value

	Water Utilities — 1.1%
497,917	Guangdong Investment Ltd. (HKD)	$416,096
	Total Common Stocks	37,925,191
	(Cost $31,610,713)
MONEY MARKET FUNDS — 0.3%
136,960	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	136,960
	(Cost $136,960)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.6%
$998,399	Bank of America Corp., 4.39% (f), dated 06/30/25, due 07/01/25, with a maturity value of $998,521. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $1,018,367. (g)	998,399
	(Cost $998,399)

	Total Investments — 101.7%	39,060,550
	(Cost $32,746,072)
	Net Other Assets and Liabilities — (1.7)%	(668,531)
	Net Assets — 100.0%	$38,392,019

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $933,358 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $998,399.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(f)	Rate shown reflects yield as of June 30, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
HKD	94.5%
USD	5.5
Total	100.0%

Country Allocation†	% of Net Assets
China	47.1%
Cayman Islands	32.6
Hong Kong	12.3
Bermuda	3.8
Singapore	3.0
United States	2.9
Total Investments	101.7
Net Other Assets and Liabilities	(1.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 37,925,191	$ 37,925,191	$ —	$ —
Money Market Funds	136,960	136,960	—	—
Repurchase Agreements	998,399	—	998,399	—
Total Investments	$39,060,550	$38,062,151	$998,399	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$933,358
Non-cash Collateral(2)	(933,358)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$998,399
Non-cash Collateral(4)	(998,399)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Automobile Components — 4.7%
91,900	Aisin Corp. (JPY)	$1,178,704
61,200	Bridgestone Corp. (JPY) (b)	2,507,413
48,200	Niterra Co., Ltd. (JPY)	1,606,611
143,100	Sumitomo Electric Industries Ltd. (JPY)	3,075,549
		8,368,277
	Automobiles — 7.8%
212,800	Honda Motor Co., Ltd. (JPY)	2,060,690
113,500	Isuzu Motors Ltd. (JPY)	1,442,740
766,500	Mitsubishi Motors Corp. (JPY)	2,174,336
680,400	Nissan Motor Co., Ltd. (JPY) (c)	1,654,637
144,700	Subaru Corp. (JPY)	2,527,640
182,500	Suzuki Motor Corp. (JPY)	2,208,934
26,000	Toyota Motor Corp. (JPY)	450,109
174,400	Yamaha Motor Co., Ltd. (JPY) (b)	1,307,349
		13,826,435
	Banks — 7.1%
176,900	Mitsubishi UFJ Financial Group, Inc. (JPY)	2,435,976
105,400	Mizuho Financial Group, Inc. (JPY)	2,922,553
55,400	Rakuten Bank Ltd. (JPY) (c)	2,544,849
142,700	Resona Holdings, Inc. (JPY)	1,319,929
86,800	Sumitomo Mitsui Financial Group, Inc. (JPY)	2,190,418
44,300	Sumitomo Mitsui Trust Group, Inc. (JPY)	1,180,985
		12,594,710
	Broadline Retail — 2.5%
90,800	Ryohin Keikaku Co., Ltd. (JPY)	4,366,446
	Building Products — 1.0%
55,600	Sanwa Holdings Corp. (JPY)	1,849,022
	Capital Markets — 1.7%
442,800	Nomura Holdings, Inc. (JPY)	2,927,298
	Chemicals — 4.1%
74,700	Asahi Kasei Corp. (JPY)	532,738
107,400	Kuraray Co., Ltd. (JPY) (b)	1,368,556
306,300	Mitsubishi Chemical Group Corp. (JPY)	1,612,273
30,500	Nitto Denko Corp. (JPY)	591,235
40,700	Resonac Holdings Corp. (JPY)	946,525
326,100	Toray Industries, Inc. (JPY)	2,236,878
		7,288,205
Shares	Description	Value

	Commercial Services & Supplies — 1.6%
147,200	Dai Nippon Printing Co., Ltd. (JPY)	$2,238,589
19,400	TOPPAN Holdings, Inc. (JPY)	528,766
		2,767,355
	Construction & Engineering — 4.5%
195,100	Obayashi Corp. (JPY)	2,960,946
195,600	Shimizu Corp. (JPY)	2,188,199
49,200	Taisei Corp. (JPY)	2,869,901
		8,019,046
	Consumer Staples Distribution & Retail — 0.9%
98,500	Seven & i Holdings Co., Ltd. (JPY)	1,588,941
	Electric Utilities — 4.3%
246,600	Chubu Electric Power Co., Inc. (JPY)	3,049,856
186,300	Kansai Electric Power (The) Co., Inc. (JPY)	2,210,942
687,600	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	2,292,398
		7,553,196
	Electrical Equipment — 1.1%
37,400	Fujikura Ltd. (JPY)	1,966,289
	Entertainment — 0.9%
5,500	Konami Group Corp. (JPY)	871,376
13,300	Toho Co., Ltd. (JPY)	785,966
		1,657,342
	Financial Services — 1.9%
156,700	Mitsubishi HC Capital, Inc. (JPY)	1,153,990
24,000	ORIX Corp. (JPY)	543,315
152,800	Tokyo Century Corp. (JPY)	1,724,776
		3,422,081
	Food Products — 0.3%
7,600	Toyo Suisan Kaisha Ltd. (JPY)	505,857
	Gas Utilities — 1.4%
47,200	Osaka Gas Co., Ltd. (JPY)	1,210,441
37,400	Tokyo Gas Co., Ltd. (JPY)	1,244,546
		2,454,987
	Ground Transportation — 4.0%
137,700	Central Japan Railway Co. (JPY)	3,090,493
231,000	Keisei Electric Railway Co., Ltd. (JPY)	2,167,956
50,900	Seibu Holdings, Inc. (JPY)	1,825,974
		7,084,423
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hotels, Restaurants & Leisure — 1.3%
36,400	Zensho Holdings Co., Ltd. (JPY)	$2,208,696
	Household Durables — 1.8%
149,100	Panasonic Holdings Corp. (JPY)	1,610,535
24,200	Sony Group Corp. (JPY)	626,825
92,400	Sumitomo Forestry Co., Ltd. (JPY) (b)	935,838
		3,173,198
	Industrial Conglomerates — 0.3%
30,100	Sekisui Chemical Co., Ltd. (JPY)	545,962
	Insurance — 5.5%
308,500	Dai-ichi Life Holdings, Inc. (JPY)	2,347,946
28,100	Japan Post Insurance Co., Ltd. (JPY)	636,326
99,100	Sompo Holdings, Inc. (JPY)	2,990,101
140,500	T&D Holdings, Inc. (JPY)	3,092,844
14,300	Tokio Marine Holdings, Inc. (JPY)	606,835
		9,674,052
	Leisure Products — 0.9%
43,200	Bandai Namco Holdings, Inc. (JPY)	1,551,246
	Machinery — 10.4%
69,600	Hitachi Construction Machinery Co., Ltd. (JPY)	2,078,261
39,100	Hoshizaki Corp. (JPY)	1,351,075
43,800	IHI Corp. (JPY)	4,757,002
56,100	Kawasaki Heavy Industries Ltd. (JPY)	4,246,311
37,500	Komatsu Ltd. (JPY)	1,233,551
177,600	Kubota Corp. (JPY) (b)	2,000,397
110,200	Mitsubishi Heavy Industries Ltd. (JPY)	2,762,557
		18,429,154
	Marine Transportation — 4.4%
181,100	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	2,570,525
74,100	Mitsui OSK Lines Ltd. (JPY) (b)	2,480,205
77,400	Nippon Yusen KK (JPY)	2,788,453
		7,839,183
	Media — 1.2%
89,200	Nippon Television Holdings, Inc. (JPY)	2,072,589
	Metals & Mining — 2.9%
183,500	JFE Holdings, Inc. (JPY)	2,136,936
Shares	Description	Value

	Metals & Mining (Continued)
128,300	Nippon Steel Corp. (JPY)	$2,434,943
22,600	Sumitomo Metal Mining Co., Ltd. (JPY)	558,703
		5,130,582
	Oil, Gas & Consumable Fuels — 3.0%
197,600	ENEOS Holdings, Inc. (JPY)	981,242
236,600	Idemitsu Kosan Co., Ltd. (JPY)	1,437,624
207,200	Inpex Corp. (JPY) (b)	2,913,649
		5,332,515
	Passenger Airlines — 1.0%
57,000	ANA Holdings, Inc. (JPY) (b)	1,117,201
32,800	Japan Airlines Co., Ltd. (JPY) (b)	669,985
		1,787,186
	Pharmaceuticals — 2.7%
249,800	Ono Pharmaceutical Co., Ltd. (JPY)	2,704,338
28,500	Otsuka Holdings Co., Ltd. (JPY) (b)	1,415,253
36,800	Shionogi & Co., Ltd. (JPY)	662,888
		4,782,479
	Professional Services — 0.5%
14,700	Recruit Holdings Co., Ltd. (JPY)	871,251
	Real Estate Management & Development — 0.7%
16,800	Daiwa House Industry Co., Ltd. (JPY)	577,946
104,500	Nomura Real Estate Holdings, Inc. (JPY)	612,320
		1,190,266
	Semiconductors & Semiconductor Equipment — 1.8%
35,500	Advantest Corp. (JPY)	2,626,662
39,900	Renesas Electronics Corp. (JPY)	495,685
		3,122,347
	Specialty Retail — 2.3%
1,500	Fast Retailing Co., Ltd. (JPY)	515,816
73,700	Sanrio Co., Ltd. (JPY)	3,566,137
		4,081,953
	Technology Hardware, Storage & Peripherals — 1.7%
31,600	Canon, Inc. (JPY) (b)	919,221
225,400	Ricoh Co., Ltd. (JPY)	2,137,312
		3,056,533
	Textiles, Apparel & Luxury Goods — 0.8%
52,500	Asics Corp. (JPY)	1,341,620
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 5.6%
102,400	Marubeni Corp. (JPY)	$2,071,395
62,700	Mitsubishi Corp. (JPY)	1,257,440
49,300	Mitsui & Co., Ltd. (JPY)	1,008,903
61,100	MonotaRO Co., Ltd. (JPY)	1,207,107
100,700	Sojitz Corp. (JPY)	2,478,952
23,800	Sumitomo Corp. (JPY)	616,299
57,700	Toyota Tsusho Corp. (JPY)	1,309,825
		9,949,921
	Wireless Telecommunication Services — 1.1%
26,700	SoftBank Group Corp. (JPY)	1,949,589
	Total Common Stocks	176,330,232
	(Cost $146,107,171)
MONEY MARKET FUNDS — 0.1%
90,746	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (d)	90,746
	(Cost $90,746)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.4%
$14,811,375	JPMorgan Chase & Co., 4.39% (d), dated 06/30/25, due 07/01/25, with a maturity value of $14,813,181. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $15,107,603. (e)	14,811,375
	(Cost $14,811,375)

	Total Investments — 108.2%	191,232,353
	(Cost $161,009,292)
	Net Other Assets and Liabilities — (8.2)%	(14,445,305)
	Net Assets — 100.0%	$176,787,048

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $13,597,089 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $14,811,375.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	92.2%
USD	7.8
Total	100.0%

Country Allocation†	% of Net Assets
Japan	99.7%
United States	8.5
Total Investments	108.2
Net Other Assets and Liabilities	(8.2)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 176,330,232	$ 176,330,232	$ —	$ —
Money Market Funds	90,746	90,746	—	—
Repurchase Agreements	14,811,375	—	14,811,375	—
Total Investments	$191,232,353	$176,420,978	$14,811,375	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$13,597,089
Non-cash Collateral(2)	(13,597,089)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$14,811,375
Non-cash Collateral(4)	(14,811,375)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 3.8%
545,863	Evolution Mining Ltd. (AUD)	$2,798,634
252,511	Fortescue Ltd. (AUD)	2,539,386
42,370	Northern Star Resources Ltd. (AUD)	517,282
343,080	Qantas Airways Ltd. (AUD)	2,425,072
35,444	QBE Insurance Group Ltd. (AUD)	545,630
26,884	Rio Tinto Ltd. (AUD)	1,895,527
349,647	Santos Ltd. (AUD)	1,762,721
539,040	Sigma Healthcare Ltd. (AUD)	1,060,760
29,269	Telix Pharmaceuticals Ltd. (AUD) (c)	470,412
167,867	Woodside Energy Group Ltd. (AUD)	2,610,683
767,014	Yancoal Australia Ltd. (AUD)	2,912,756
		19,538,863
	Austria — 1.2%
18,854	BAWAG Group AG (EUR) (d) (e)	2,407,470
19,044	OMV AG (EUR)	1,035,953
18,878	Raiffeisen Bank International AG (EUR)	575,504
44,063	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	2,268,212
		6,287,139
	Belgium — 1.0%
16,180	Ageas S.A./N.V. (EUR)	1,093,050
7,982	KBC Ancora (EUR)	549,102
5,331	KBC Group N.V. (EUR)	550,476
9,487	Sofina S.A. (EUR)	3,129,068
		5,321,696
	Bermuda — 0.8%
1,487,057	Kunlun Energy Co., Ltd. (HKD)	1,443,496
163,074	Orient Overseas International Ltd. (HKD)	2,771,237
		4,214,733
	Canada — 5.5%
13,396	Agnico Eagle Mines Ltd. (CAD)	1,596,010
54,317	Alamos Gold, Inc., Class A (CAD)	1,444,731
14,555	Capital Power Corp. (CAD) (f)	585,727
6,132	Celestica, Inc. (CAD) (c)	958,065
104,425	Cenovus Energy, Inc. (CAD)	1,420,962
21,776	Definity Financial Corp. (CAD)	1,269,221
28,857	Empire Co., Ltd., Class A (CAD)	1,197,510
1,004	Fairfax Financial Holdings Ltd. (CAD)	1,812,250
2,837	George Weston Ltd. (CAD)	568,983
Shares	Description	Value

	Canada (Continued)
153,594	Kinross Gold Corp. (CAD)	$2,400,206
63,066	Lundin Gold, Inc. (CAD)	3,329,866
42,701	Magna International, Inc. (CAD)	1,650,656
82,778	MEG Energy Corp. (CAD)	1,564,074
57,503	Open Text Corp. (CAD)	1,680,224
74,917	Pan American Silver Corp. (CAD)	2,125,789
68,413	Power Corp. of Canada (CAD) (f)	2,672,214
4,820	RB Global, Inc. (CAD)	512,069
24,988	Suncor Energy, Inc. (CAD)	936,029
12,468	Wheaton Precious Metals Corp. (CAD)	1,121,227
		28,845,813
	Cayman Islands — 2.5%
145,748	China Resources Land Ltd. (HKD)	493,875
1,122,121	China State Construction International Holdings Ltd. (HKD)	1,692,484
239,385	CK Asset Holdings Ltd. (HKD)	1,055,130
258,217	CK Hutchison Holdings Ltd. (HKD)	1,588,785
1,130,485	Geely Automobile Holdings Ltd. (HKD)	2,298,428
355,527	SITC International Holdings Co., Ltd. (HKD)	1,139,052
2,635,279	WH Group Ltd. (HKD) (d) (e)	2,534,584
2,452,849	Xinyi Glass Holdings Ltd. (HKD)	2,356,000
		13,158,338
	Denmark — 1.3%
1,394	A.P. Moller - Maersk A/S, Class B (DKK)	2,591,569
288,827	H. Lundbeck A/S (DKK)	1,658,062
84,416	ISS A/S (DKK)	2,353,719
		6,603,350
	Finland — 0.2%
16,325	Orion Oyj, Class B (EUR)	1,227,841
	France — 2.9%
6,361	Arkema S.A. (EUR)	468,685
11,365	AXA S.A. (EUR)	557,855
17,467	BNP Paribas S.A. (EUR)	1,570,308
34,209	Carrefour S.A. (EUR)	482,350
80,081	Credit Agricole S.A. (EUR)	1,515,439
8,350	Eiffage S.A. (EUR)	1,172,932
21,801	Elis S.A. (EUR)	625,065
14,482	Klepierre S.A. (EUR)	570,457
32,456	Societe Generale S.A. (EUR)	1,856,147
34,147	SPIE S.A. (EUR)	1,918,664
9,684	Teleperformance SE (EUR)	939,049
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	France (Continued)
7,293	Thales S.A. (EUR)	$2,144,267
22,517	TotalEnergies SE (EUR)	1,381,899
		15,203,117
	Germany — 9.9%
5,087	Allianz SE (EUR)	2,061,933
25,720	Aurubis AG (EUR) (f)	2,675,222
88,234	Auto1 Group SE (EUR) (c) (d) (e)	2,843,676
24,310	Bayerische Motoren Werke AG (EUR)	2,160,876
106,769	Commerzbank AG (EUR)	3,368,091
13,872	Continental AG (EUR)	1,210,836
102,609	Deutsche Bank AG (EUR)	3,042,263
1,646	Deutsche Boerse AG (EUR)	536,885
267,495	Deutsche Lufthansa AG (EUR)	2,262,394
26,171	Deutsche Telekom AG (EUR)	954,750
19,490	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (e)	962,872
8,011	GEA Group AG (EUR)	560,533
5,685	Heidelberg Materials AG (EUR)	1,335,650
29,006	Hensoldt AG (EUR)	3,327,936
14,261	HOCHTIEF AG (EUR)	2,810,438
23,383	KION Group AG (EUR)	1,301,183
41,316	Mercedes-Benz Group AG (EUR)	2,418,329
1,538	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	997,518
1,358	Rheinmetall AG (EUR)	2,874,590
67,806	RWE AG (EUR)	2,829,876
33,268	Siemens Energy AG (EUR) (c)	3,842,790
23,153	Talanx AG (EUR)	2,997,320
189,259	thyssenkrupp AG (EUR)	2,033,643
14,358	Volkswagen AG (Preference Shares) (EUR)	1,515,748
5,909	Wacker Chemie AG (EUR) (f)	431,553
		51,356,905
	Greece — 1.6%
1,027,860	Alpha Bank S.A. (EUR)	3,620,206
363,022	Eurobank Ergasias Services and Holdings S.A. (EUR)	1,246,949
354,824	Piraeus Financial Holdings S.A. (EUR)	2,458,477
64,850	Public Power Corp. S.A. (EUR)	1,058,769
		8,384,401
	Hong Kong — 2.6%
512,261	Beijing Enterprises Holdings Ltd. (HKD)	2,107,788
Shares	Description	Value

	Hong Kong (Continued)
239,630	BOC Hong Kong Holdings Ltd. (HKD)	$1,040,947
1,124,121	China Merchants Port Holdings Co., Ltd. (HKD)	2,047,775
2,569,218	China Power International Development Ltd. (HKD)	978,600
815,848	China Resources Power Holdings Co., Ltd. (HKD)	1,968,441
318,373	China Taiping Insurance Holdings Co., Ltd. (HKD)	620,527
1,315,074	Guangdong Investment Ltd. (HKD)	1,098,973
295,732	MTR Corp., Ltd. (HKD)	1,062,382
274,219	Swire Pacific Ltd., Class A (HKD)	2,349,216
		13,274,649
	Ireland — 0.2%
75,259	AIB Group PLC (EUR)	619,231
41,290	Bank of Ireland Group PLC (EUR)	587,787
		1,207,018
	Israel — 2.2%
107,991	Bank Hapoalim BM (ILS)	2,071,781
144,739	Bank Leumi Le-Israel BM (ILS)	2,690,840
5,060	Elbit Systems Ltd. (ILS)	2,250,358
70,090	Israel Discount Bank Ltd., Class A (ILS)	698,340
130,993	Phoenix Financial Ltd. (ILS)	3,789,825
		11,501,144
	Italy — 5.4%
402,506	A2A S.p.A. (EUR)	1,083,395
8,644	Banca Generali S.p.A. (EUR)	480,398
30,114	Banca Mediolanum S.p.A. (EUR)	518,614
245,296	Banca Monte dei Paschi di Siena S.p.A. (EUR)	2,086,777
239,561	Banco BPM S.p.A. (EUR)	2,797,084
186,319	BPER Banca S.p.A. (EUR)	1,693,470
40,505	Buzzi S.p.A. (EUR)	2,245,374
142,835	Credito Emiliano S.p.A. (EUR)	2,109,892
31,318	Eni S.p.A. (EUR)	507,622
13,829	Generali (EUR)	492,118
283,769	Intesa Sanpaolo S.p.A. (EUR)	1,635,065
49,943	Leonardo S.p.A. (EUR)	2,810,923
96,247	Lottomatica Group S.p.A. (EUR)	2,671,103
25,936	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	602,932
81,802	Pirelli & C S.p.A. (EUR) (d) (e)	564,085
81,763	Poste Italiane S.p.A. (EUR) (d) (e) (f)	1,756,749
1,440,758	Telecom Italia S.p.A. (EUR) (c)	710,425
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
26,070	UniCredit S.p.A. (EUR)	$1,747,663
91,261	Unipol Assicurazioni S.p.A. (EUR)	1,808,708
		28,322,397
	Japan — 22.1%
89,100	Aisin Corp. (JPY)	1,142,792
52,400	ANA Holdings, Inc. (JPY)	1,027,041
69,100	Asahi Kasei Corp. (JPY)	492,800
57,800	Bandai Namco Holdings, Inc. (JPY)	2,075,510
22,400	BayCurrent, Inc. (JPY)	1,154,182
12,100	Bridgestone Corp. (JPY)	495,747
126,700	Central Japan Railway Co. (JPY)	2,843,612
178,300	Chubu Electric Power Co., Inc. (JPY)	2,205,148
136,500	Dai Nippon Printing Co., Ltd. (JPY)	2,075,865
63,800	Dai-ichi Life Holdings, Inc. (JPY)	485,572
78,500	Denso Corp. (JPY)	1,063,256
184,900	ENEOS Holdings, Inc. (JPY)	918,176
23,000	Fuji Electric Co., Ltd. (JPY)	1,062,755
36,700	Hitachi Construction Machinery Co., Ltd. (JPY)	1,095,865
269,400	Honda Motor Co., Ltd. (JPY)	2,608,786
35,000	IHI Corp. (JPY)	3,801,257
175,800	Inpex Corp. (JPY) (f)	2,472,102
71,700	Isuzu Motors Ltd. (JPY)	911,405
56,600	Japan Airlines Co., Ltd. (JPY)	1,156,133
47,600	Japan Post Insurance Co., Ltd. (JPY)	1,077,904
158,100	JFE Holdings, Inc. (JPY)	1,841,142
204,000	Kansai Electric Power (The) Co., Inc. (JPY)	2,420,999
40,500	Kawasaki Heavy Industries Ltd. (JPY)	3,065,519
178,700	Kawasaki Kisen Kaisha Ltd. (JPY) (f)	2,536,459
268,400	Keisei Electric Railway Co., Ltd. (JPY)	2,518,958
167,200	Kobe Steel Ltd. (JPY)	1,827,525
33,600	Komatsu Ltd. (JPY)	1,105,262
8,200	Konami Group Corp. (JPY)	1,299,142
118,500	Kubota Corp. (JPY) (f)	1,334,724
166,200	Kyushu Electric Power Co., Inc. (JPY)	1,485,938
285,700	LY Corp. (JPY)	1,052,292
121,600	Marubeni Corp. (JPY)	2,459,781
196,300	Mitsubishi Chemical Group Corp. (JPY)	1,033,266
27,500	Mitsubishi Corp. (JPY)	551,509
Shares	Description	Value

	Japan (Continued)
71,800	Mitsubishi HC Capital, Inc. (JPY)	$528,759
57,300	Mitsubishi Heavy Industries Ltd. (JPY)	1,436,429
71,900	Mitsubishi UFJ Financial Group, Inc. (JPY)	990,089
77,500	Mitsui & Co., Ltd. (JPY)	1,586,004
43,300	Mitsui Chemicals, Inc. (JPY)	1,002,781
69,700	Mitsui OSK Lines Ltd. (JPY) (f)	2,332,933
53,600	Mizuho Financial Group, Inc. (JPY)	1,486,232
53,200	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (f)	1,068,581
113,200	Nippon Steel Corp. (JPY)	2,148,367
499,900	Nippon Telegraph & Telephone Corp. (JPY)	534,597
23,700	Nippon Television Holdings, Inc. (JPY)	550,677
73,500	Nippon Yusen KK (JPY)	2,647,950
191,000	Nissan Motor Co., Ltd. (JPY) (c)	464,485
48,000	Niterra Co., Ltd. (JPY)	1,599,944
346,000	Oji Holdings Corp. (JPY)	1,743,876
135,400	Ono Pharmaceutical Co., Ltd. (JPY)	1,465,842
23,500	ORIX Corp. (JPY)	531,995
21,400	Osaka Gas Co., Ltd. (JPY)	548,802
81,700	Panasonic Holdings Corp. (JPY)	882,500
45,000	Rakuten Bank Ltd. (JPY) (c)	2,067,116
112,400	Resona Holdings, Inc. (JPY)	1,039,664
71,200	Ryohin Keikaku Co., Ltd. (JPY)	3,423,909
31,600	Sanrio Co., Ltd. (JPY)	1,529,036
15,200	Sanwa Holdings Corp. (JPY)	505,488
17,800	SBI Sumishin Net Bank Ltd. (JPY)	603,819
30,300	Seiko Epson Corp. (JPY)	402,513
72,400	Skylark Holdings Co., Ltd. (JPY) (f)	1,516,828
66,100	Sojitz Corp. (JPY)	1,627,197
64,000	Sompo Holdings, Inc. (JPY)	1,931,044
57,600	Sony Group Corp. (JPY)	1,491,948
136,700	Subaru Corp. (JPY)	2,387,895
21,500	Sumitomo Corp. (JPY)	556,741
117,300	Sumitomo Electric Industries Ltd. (JPY)	2,521,048
144,300	Sumitomo Forestry Co., Ltd. (JPY) (f)	1,461,488
19,100	Sumitomo Mitsui Financial Group, Inc. (JPY)	481,993
159,900	Suzuki Motor Corp. (JPY)	1,935,389
68,400	T&D Holdings, Inc. (JPY)	1,505,698
10,900	Taisei Corp. (JPY)	635,811
19,500	Toho Co., Ltd. (JPY)	1,152,356
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
49,500	Tokyo Century Corp. (JPY)	$558,746
505,000	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	1,683,626
140,900	Tosoh Corp. (JPY)	2,064,505
82,900	Toyota Motor Corp. (JPY)	1,435,156
87,000	Toyota Tsusho Corp. (JPY)	1,974,952
60,700	Yamaha Motor Co., Ltd. (JPY) (f)	455,023
		115,198,256
	Luxembourg — 0.2%
49,589	Tenaris S.A. (EUR)	933,156
	Netherlands — 2.0%
69,389	ABN AMRO Bank N.V. (EUR) (d) (e)	1,899,568
33,808	ASR Nederland N.V. (EUR)	2,245,291
29,714	Iveco Group N.V. (EUR)	584,529
12,957	Koninklijke Ahold Delhaize N.V. (EUR)	541,827
89,557	STMicroelectronics N.V. (EUR)	2,735,986
59,428	Technip Energies N.V. (EUR)	2,501,922
		10,509,123
	Norway — 2.1%
61,270	Aker BP ASA (NOK)	1,567,098
55,488	DNB Bank ASA (NOK)	1,533,718
36,573	Equinor ASA (NOK)	925,628
49,795	Kongsberg Gruppen ASA (NOK)	1,930,906
60,161	SpareBank 1 Sor-Norge ASA (NOK)	1,106,598
76,626	Storebrand ASA (NOK)	1,085,600
72,263	Vend Marketplaces ASA (NOK)	2,545,128
		10,694,676
	Portugal — 0.4%
1,607,277	Banco Comercial Portugues S.A., Class R (EUR)	1,250,712
22,846	Jeronimo Martins SGPS S.A. (EUR)	578,060
		1,828,772
	Singapore — 1.5%
248,009	BOC Aviation Ltd. (HKD) (d) (e)	2,053,591
924,400	Seatrium Ltd. (SGD) (f)	1,461,301
95,700	Singapore Airlines Ltd. (SGD)	524,600
383,000	Singapore Technologies Engineering Ltd. (SGD)	2,346,496
823,000	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	1,436,933
		7,822,921
Shares	Description	Value

	South Korea — 13.2%
28,097	Amorepacific Corp. (KRW)	$2,845,925
32,156	DB Insurance Co., Ltd. (KRW)	2,937,785
5,755	Hanwha Aerospace Co., Ltd. (KRW)	3,616,064
53,073	Hanwha Ocean Co., Ltd. (KRW) (c)	3,122,404
88,753	Hanwha Systems Co., Ltd. (KRW)	3,814,222
182,067	HMM Co., Ltd. (KRW)	3,035,349
31,683	Hyundai Glovis Co., Ltd. (KRW)	3,164,544
13,671	Hyundai Mobis Co., Ltd. (KRW)	2,907,215
18,059	Hyundai Motor Co. (KRW)	2,723,034
33,917	Hyundai Rotem Co., Ltd. (KRW)	4,938,271
38,583	Kia Corp. (KRW)	2,770,223
98,695	Korea Electric Power Corp. (KRW)	2,873,973
133,755	Korean Air Lines Co., Ltd. (KRW)	2,269,553
14,090	KT&G Corp. (KRW)	1,333,205
17,514	Meritz Financial Group, Inc. (KRW)	1,459,933
2,558	POSCO Holdings, Inc. (KRW)	494,693
12,186	Samsung C&T Corp. (KRW)	1,457,336
5,517	Samsung Electro-Mechanics Co., Ltd. (KRW)	550,637
61,613	Samsung Electronics Co., Ltd. (KRW)	2,730,037
264,186	Samsung Heavy Industries Co., Ltd. (KRW) (c)	3,280,792
3,779	Samsung SDI Co., Ltd. (KRW)	483,855
18,388	Samsung SDS Co., Ltd. (KRW)	2,310,762
2,484	Samyang Foods Co., Ltd. (KRW)	2,567,561
14,940	SK Hynix, Inc. (KRW)	3,232,424
38,129	SK Square Co., Ltd. (KRW) (c)	5,170,130
51,333	SK Telecom Co., Ltd. (KRW)	2,156,625
43,166	Woori Financial Group, Inc. (KRW)	718,047
		68,964,599
	Spain — 5.1%
42,444	ACS Actividades de Construccion y Servicios S.A. (EUR)	2,947,326
178,473	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	2,744,590
867,469	Banco de Sabadell S.A. (EUR)	2,762,028
361,352	Banco Santander S.A. (EUR)	2,991,084
218,540	Bankinter S.A. (EUR)	2,852,324
249,672	CaixaBank S.A. (EUR)	2,162,826
83,793	Indra Sistemas S.A. (EUR) (f)	3,638,239
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
143,690	International Consolidated Airlines Group S.A. (GBP)	$672,968
157,561	Mapfre S.A. (EUR)	644,030
145,622	Repsol S.A. (EUR) (f)	2,133,049
1,312,390	Unicaja Banco S.A. (EUR) (d) (e)	3,101,144
		26,649,608
	Sweden — 2.2%
59,380	Boliden AB (SEK) (c)	1,852,154
17,024	Essity AB, Class B (SEK)	471,444
65,142	Investor AB, Class B (SEK)	1,926,188
49,372	Saab AB, Class B (SEK)	2,753,297
319,133	SSAB AB, Class B (SEK)	1,884,932
1,265,973	Volvo Car AB, Class B (SEK) (c) (f)	2,324,298
		11,212,313
	Switzerland — 1.1%
45,298	BeOne Medicines Ltd. (HKD) (c)	852,877
21,390	Coca-Cola HBC AG (GBP)	1,116,889
11,712	Helvetia Holding AG (CHF)	2,746,995
1,392	Zurich Insurance Group AG (CHF)	972,970
		5,689,731
	United Kingdom — 8.6%
31,090	3i Group PLC (GBP)	1,758,233
25,905	Anglogold Ashanti PLC (ZAR)	1,171,916
78,480	Associated British Foods PLC (GBP)	2,216,986
155,280	Babcock International Group PLC (GBP)	2,446,898
72,089	BAE Systems PLC (GBP)	1,866,742
260,419	Barclays PLC (GBP)	1,205,723
121,276	Beazley PLC (GBP)	1,556,485
752,749	Centrica PLC (GBP)	1,669,228
254,178	easyJet PLC (GBP)	1,856,827
206,198	Fresnillo PLC (GBP)	4,075,730
128,645	HSBC Holdings PLC (GBP)	1,557,118
78,769	IG Group Holdings PLC (GBP)	1,150,417
26,160	Imperial Brands PLC (GBP)	1,033,085
2,599,496	Lloyds Banking Group PLC (GBP)	2,736,800
414,723	NatWest Group PLC (GBP)	2,911,236
32,682	Rio Tinto PLC (GBP)	1,904,342
150,097	Rolls-Royce Holdings PLC (GBP)	1,993,547
13,265	Shell PLC (GBP)	464,945
191,783	St. James’s Place PLC (GBP)	3,116,882
164,433	Standard Chartered PLC (GBP)	2,724,299
Shares	Description	Value

	United Kingdom (Continued)
1,067,645	Tritax Big Box REIT PLC (GBP)	$2,163,076
138,112	UNITE Group (The) PLC (GBP)	1,606,681
1,542,154	Vodafone Group PLC (GBP)	1,646,471
		44,833,667
	Total Common Stocks	518,784,226
	(Cost $402,003,140)
MONEY MARKET FUNDS — 0.1%
554,520	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	554,520
	(Cost $554,520)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.5%
$23,499,621	JPMorgan Chase & Co., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $23,502,487. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $23,969,615. (h)	23,499,621
	(Cost $23,499,621)

	Total Investments — 104.2%	542,838,367
	(Cost $426,057,281)
	Net Other Assets and Liabilities — (4.2)%	(21,823,301)
	Net Assets — 100.0%	$521,015,066

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $21,518,670 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $23,499,621.

(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
EUR	28.8%
JPY	21.2
KRW	12.7
GBP	8.4
HKD	6.2
CAD	5.3
USD	4.4
AUD	3.6
ILS	2.1
SEK	2.1
NOK	2.0
DKK	1.2
SGD	1.1
CHF	0.7
ZAR	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 518,784,226	$ 518,784,226	$ —	$ —
Money Market Funds	554,520	554,520	—	—
Repurchase Agreements	23,499,621	—	23,499,621	—
Total Investments	$542,838,367	$519,338,746	$23,499,621	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$21,518,670
Non-cash Collateral(2)	(21,518,670)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$23,499,621
Non-cash Collateral(4)	(23,499,621)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Brazil — 9.5%
356,679	Centrais Eletricas Brasileiras S.A. (BRL)	$2,640,413
2,363,377	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	4,697,957
465,864	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	1,068,389
368,795	Embraer S.A. (BRL)	5,227,385
1,498,656	Gerdau S.A. (Preference Shares) (BRL)	4,413,410
2,052,762	Itausa S.A. (Preference Shares) (BRL)	4,137,186
130,507	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	753,770
363,724	Porto Seguro S.A. (BRL)	3,695,416
609,252	PRIO S.A. (BRL) (c)	4,754,612
583,934	Telefonica Brasil S.A. (BRL)	3,319,969
538,850	TIM S.A. (BRL)	2,186,899
256,595	Vale S.A. (BRL)	2,486,560
		39,381,966
	Cayman Islands — 15.6%
699,500	AAC Technologies Holdings, Inc. (HKD)	3,626,730
207,445	Alibaba Group Holding Ltd. (HKD)	2,901,606
146,450	Baidu, Inc., Class A (HKD) (c)	1,556,857
2,058,689	China Hongqiao Group Ltd. (HKD)	4,715,346
378,200	Giant Biogene Holding Co., Ltd. (HKD) (d) (e)	2,779,908
321,000	Haitian International Holdings Ltd. (HKD)	834,196
1,573,459	JD Logistics, Inc. (HKD) (c) (d) (e)	2,633,807
163,852	JD.com, Inc., Class A (HKD)	2,669,657
1,001,000	Kingdee International Software Group Co., Ltd. (HKD) (c)	1,968,858
525,000	Kingsoft Corp., Ltd. (HKD)	2,735,368
414,000	Li Ning Co., Ltd. (HKD)	892,347
1,343,000	Longfor Group Holdings Ltd. (HKD) (d) (e)	1,584,237
210,520	Pop Mart International Group Ltd. (HKD) (d) (e)	7,149,680
277,001	Sunny Optical Technology Group Co., Ltd. (HKD)	2,447,152
1,556,000	Tingyi Cayman Islands Holding Corp. (HKD)	2,279,505
2,208,000	Uni-President China Holdings Ltd. (HKD)	2,672,119
Shares	Description	Value

	Cayman Islands (Continued)
974,000	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	$3,182,581
593,500	WuXi XDC Cayman, Inc. (HKD) (c)	3,145,192
669,445	Xiaomi Corp., Class B (HKD) (c) (d) (e)	5,112,546
418,000	XPeng, Inc., Class A (HKD) (c)	3,759,362
924,600	Zai Lab Ltd. (HKD) (c)	3,233,176
1,926,330	Zhongsheng Group Holdings Ltd. (HKD)	2,969,266
		64,849,496
	Chile — 4.3%
1,111,918	Cencosud S.A. (CLP)	3,783,475
2,066,778	Empresas CMPC S.A. (CLP)	3,159,095
492,240	Empresas Copec S.A. (CLP)	3,351,961
817,420	Falabella S.A. (CLP)	4,343,195
162,508,780	Latam Airlines Group S.A. (CLP)	3,289,860
		17,927,586
	China — 23.9%
2,815,000	Agricultural Bank of China Ltd., Class H (HKD)	2,008,166
2,706,000	Aluminum Corp. of China Ltd., Class H (HKD)	1,820,098
599,000	Anhui Conch Cement Co., Ltd., Class H (HKD)	1,523,072
5,618,000	Bank of China Ltd., Class H (HKD)	3,263,471
947,000	Bank of Communications Co., Ltd., Class H (HKD)	880,655
251,707	BYD Co., Ltd., Class H (HKD)	3,927,937
1,082,000	China CITIC Bank Corp., Ltd., Class H (HKD)	1,031,008
3,322,987	China Coal Energy Co., Ltd., Class H (HKD)	3,843,683
1,914,584	China Construction Bank Corp., Class H (HKD)	1,931,669
5,228,000	China Eastern Airlines Corp., Ltd., Class H (HKD) (c) (f)	2,104,533
19,568,000	China Energy Engineering Corp., Ltd., Class H (HKD) (f)	2,617,392
4,156,070	China Everbright Bank Co., Ltd., Class H (HKD)	2,075,401
1,882,000	China Minsheng Banking Corp., Ltd., Class H (HKD)	1,066,873
2,056,000	China Oilfield Services Ltd., Class H (HKD)	1,686,717
4,819,413	China Petroleum & Chemical Corp., Class H (HKD)	2,523,301
5,761,423	China Railway Group Ltd., Class H (HKD)	2,759,629
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
27,449,000	China Reinsurance Group Corp., Class H (HKD)	$4,265,986
2,519,296	China Tower Corp., Ltd., Class H (HKD) (d) (e)	3,600,851
5,127,000	China Zheshang Bank Co., Ltd., Class H (HKD)	1,926,719
2,495,000	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	2,107,255
2,092,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD) (f)	1,734,905
1,614,741	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	2,805,759
4,042,000	Datang International Power Generation Co., Ltd., Class H (HKD)	1,029,816
6,948,000	Dongfeng Motor Group Co., Ltd., Class H (HKD) (f)	3,053,599
2,052,000	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (f)	750,226
1,458,000	Huadian Power International Corp., Ltd., Class H (HKD) (f)	772,652
1,556,449	Inner Mongolia Yitai Coal Co., Ltd., Class B	3,083,326
712,000	Jiangsu Expressway Co., Ltd., Class H (HKD)	1,004,970
964,674	Jiangxi Copper Co., Ltd., Class H (HKD)	1,872,831
4,915,779	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	3,738,521
5,235,747	PetroChina Co., Ltd., Class H (HKD)	4,502,104
1,832,000	PICC Property & Casualty Co., Ltd., Class H (HKD)	3,547,335
1,424,250	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e) (f)	4,944,084
265,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (HKD)	1,009,370
1,095,680	Sinopharm Group Co., Ltd., Class H (HKD)	2,565,443
7,026,355	Sinotrans Ltd., Class H (HKD)	3,562,429
402,000	Weichai Power Co., Ltd., Class H (HKD)	816,296
851,000	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	2,211,530
4,156,000	Zhejiang Expressway Co., Ltd., Class H (HKD)	3,822,486
Shares	Description	Value

	China (Continued)
655,500	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (d) (e)	$4,567,653
204,600	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD)	823,618
		99,183,369
	Colombia — 0.7%
85,437	Grupo Cibest S.A. (Preference Shares) (COP)	965,368
371,711	Interconexion Electrica S.A. ESP (COP)	1,799,754
		2,765,122
	Hong Kong — 1.0%
654,000	BYD Electronic International Co., Ltd. (HKD)	2,649,342
1,258,000	Lenovo Group Ltd. (HKD)	1,509,609
		4,158,951
	Hungary — 3.8%
971,491	Magyar Telekom Telecommunications PLC (HUF)	5,097,214
558,909	MOL Hungarian Oil & Gas PLC (HUF)	4,866,601
25,275	OTP Bank Nyrt (HUF)	2,018,992
123,169	Richter Gedeon Nyrt (HUF)	3,630,576
		15,613,383
	India — 2.9%
81,012	Bajaj Finance Ltd. (INR)	884,652
36,053	Bajaj Finserv Ltd. (INR)	864,330
1,039,542	Bharat Petroleum Corp., Ltd. (INR)	4,023,740
79,294	BSE Ltd. (INR)	2,561,244
813,149	Canara Bank (INR)	1,082,808
33,332	Kotak Mahindra Bank Ltd. (INR)	840,879
214,605	Tata Motors Ltd. (INR)	1,721,645
		11,979,298
	Indonesia — 2.6%
14,248,651	Astra International Tbk PT (IDR)	3,949,426
17,453,120	Telkom Indonesia Persero Tbk PT (IDR)	2,988,585
2,976,788	United Tractors Tbk PT (IDR)	3,932,990
		10,871,001
	Malaysia — 0.3%
1,128,300	YTL Power International Bhd (MYR)	1,066,532
	Mexico — 7.0%
242,857	Arca Continental S.A.B. de C.V. (MXN)	2,566,859
5,999,021	Cemex S.A.B. de C.V., Series CPO (MXN)	4,140,122
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
463,011	Coca-Cola Femsa S.A.B. de C.V. (MXN)	$4,486,379
896,593	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	4,898,543
228,103	Industrias Penoles S.A.B. de C.V. (MXN) (c)	6,342,442
1,322,707	Prologis Property Mexico S.A. de C.V. (MXN)	4,999,141
167,607	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	1,888,521
		29,322,007
	Morocco — 0.4%
23,303	Attijariwafa Bank (MAD)	1,760,935
	Netherlands — 1.7%
294,919	JBS N.V., BDR (BRL) (c)	4,245,388
352,533	NEPI Rockcastle N.V. (ZAR)	2,687,246
		6,932,634
	Philippines — 1.0%
163,970	Ayala Corp. (PHP)	1,659,203
264,290	Manila Electric Co. (PHP)	2,526,543
		4,185,746
	Poland — 3.9%
232,216	Bank Millennium S.A. (PLN) (c)	921,300
56,129	CCC S.A. (PLN) (c) (f)	3,184,591
21,822	Dino Polska S.A. (PLN) (c) (d) (e)	3,184,589
186	LPP S.A. (PLN)	757,035
192,979	ORLEN S.A. (PLN)	4,395,682
43,664	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	911,476
175,904	Powszechny Zaklad Ubezpieczen S.A. (PLN)	3,074,605
		16,429,278
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 3.1%
115,233	Gold Fields Ltd. (ZAR)	2,706,296
Shares	Description	Value

	South Africa (Continued)
292,179	Harmony Gold Mining Co., Ltd. (ZAR)	$4,040,293
247,341	Impala Platinum Holdings Ltd. (ZAR) (c)	2,220,428
126,370	MTN Group Ltd. (ZAR)	1,005,321
446,846	OUTsurance Group Ltd. (ZAR)	1,977,064
65,046	Standard Bank Group Ltd. (ZAR)	835,976
		12,785,378
	Taiwan — 7.7%
138,487	Asustek Computer, Inc. (TWD)	3,053,048
134,190	Catcher Technology Co., Ltd. (TWD)	973,856
2,498,919	China Airlines Ltd. (TWD)	1,847,756
1,425,239	CTBC Financial Holding Co., Ltd. (TWD)	2,132,101
2,079,865	Eva Airways Corp. (TWD)	2,840,840
637,480	Evergreen Marine Corp. Taiwan Ltd. (TWD)	4,342,685
1,708,987	Far Eastern New Century Corp. (TWD)	1,924,746
1,639,233	KGI Financial Holding Co., Ltd. (TWD)	838,920
17,038	King Slide Works Co., Ltd. (TWD)	1,186,921
1,888,881	United Microelectronics Corp. (TWD)	2,858,022
1,797,496	Wan Hai Lines Ltd. (TWD)	5,476,419
1,889,304	Yang Ming Marine Transport Corp. (TWD)	4,598,436
		32,073,750
	Thailand — 3.8%
194,700	Bangkok Bank PCL (THB)	832,493
3,620,700	Charoen Pokphand Foods PCL (THB)	2,561,652
3,575,700	Krung Thai Bank PCL (THB)	2,342,828
1,232,800	PTT Exploration & Production PCL (THB)	4,152,469
3,590,600	PTT PCL (THB)	3,313,508
184,100	Siam Cement (The) PCL (THB)	951,399
4,910,200	True Corp. PCL (THB) (c)	1,676,571
		15,830,920
	Turkey — 5.9%
1,340,336	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	5,076,195
2,019,875	Enka Insaat ve Sanayi A/S (TRY)	3,370,876
4,281,695	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY) (c)	2,866,811
910,517	Ford Otomotiv Sanayi A/S (TRY)	2,040,890
516,740	Turk Hava Yollari AO (TRY)	3,679,158
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
1,342,015	Turkcell Iletisim Hizmetleri A/S (TRY)	$3,240,634
6,707,274	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	4,457,170
		24,731,734
	Total Common Stocks	411,849,086
	(Cost $365,835,767)
WARRANTS — 0.1%
	Malaysia — 0.1%
227,020	YTL Power International Bhd, expiring 06/02/28 (MYR) (c) (g) (h)	82,494
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
102,890	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (j)	102,890
	(Cost $102,890)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$8,342,401	JPMorgan Chase & Co., 4.39% (j), dated 06/30/25, due 07/01/25, with a maturity value of $8,343,418. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $8,509,249. (k)	8,342,401
	(Cost $8,342,401)

	Total Investments — 101.2%	420,376,871
	(Cost $374,281,058)
	Net Other Assets and Liabilities — (1.2)%	(4,852,556)
	Net Assets — 100.0%	$415,524,315

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,869,699 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,342,401.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $82,494 or 0.1% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
HKD	39.3%
BRL	10.4
TWD	7.6
MXN	7.0
TRY	5.9
CLP	4.3
PLN	3.9
THB	3.8
HUF	3.7
ZAR	3.7
INR	2.8
USD	2.7
IDR	2.6
PHP	1.0
COP	0.6
MAD	0.4
MYR	0.3
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	15,830,920	—	15,830,920	—
Other Country Categories*	396,018,166	396,018,166	—	—
Warrants	82,494	—	82,494	—
Money Market Funds	102,890	102,890	—	—
Repurchase Agreements	8,342,401	—	8,342,401	—
Total Investments	$420,376,871	$396,121,056	$24,255,815	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,869,699
Non-cash Collateral(2)	(7,869,699)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,342,401
Non-cash Collateral(4)	(8,342,401)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 11.2%
2,159	MTU Aero Engines AG (EUR)	$959,296
2,832	Rheinmetall AG (EUR)	5,994,727
		6,954,023
	Air Freight & Logistics — 3.1%
40,966	DHL Group (EUR)	1,892,119
	Automobile Components — 3.0%
21,474	Continental AG (EUR)	1,874,387
	Automobiles — 14.0%
22,028	Bayerische Motoren Werke AG (EUR)	1,958,033
17,870	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (b) (c)	882,838
32,338	Mercedes-Benz Group AG (EUR)	1,892,824
47,868	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,899,654
19,541	Volkswagen AG (Preference Shares) (EUR)	2,062,908
		8,696,257
	Banks — 4.4%
85,978	Commerzbank AG (EUR)	2,712,227
	Capital Markets — 6.4%
99,439	Deutsche Bank AG (EUR)	2,948,276
3,127	Deutsche Boerse AG (EUR)	1,019,950
		3,968,226
	Chemicals — 3.5%
8,196	BASF SE (EUR)	404,138
41,602	Evonik Industries AG (EUR)	857,591
16,706	FUCHS SE (Preference Shares) (EUR)	921,759
		2,183,488
	Construction & Engineering — 4.3%
13,413	HOCHTIEF AG (EUR)	2,643,322
	Construction Materials — 4.4%
11,669	Heidelberg Materials AG (EUR)	2,741,548
	Diversified Telecommunication Services — 2.1%
36,136	Deutsche Telekom AG (EUR)	1,318,285
	Electrical Equipment — 6.4%
34,535	Siemens Energy AG (EUR) (d)	3,989,142
Shares	Description	Value

	Health Care Providers & Services — 3.0%
23,643	Fresenius Medical Care AG (EUR)	$1,354,919
10,375	Fresenius SE & Co. KGaA (EUR)	521,604
		1,876,523
	Independent Power and Renewable Electricity Producers — 3.3%
48,284	RWE AG (EUR)	2,015,127
	Industrial Conglomerates — 0.8%
1,846	Siemens AG (EUR)	473,280
	Insurance — 4.2%
2,352	Allianz SE (EUR)	953,345
12,707	Talanx AG (EUR)	1,645,011
		2,598,356
	Interactive Media & Services — 1.8%
8,178	Scout24 SE (EUR) (b) (c)	1,128,060
	Machinery — 5.4%
28,331	Daimler Truck Holding AG (EUR)	1,340,577
21,830	GEA Group AG (EUR)	1,527,455
4,946	Knorr-Bremse AG (EUR)	478,036
		3,346,068
	Multi-Utilities — 0.9%
30,946	E.ON SE (EUR)	569,577
	Passenger Airlines — 3.1%
225,380	Deutsche Lufthansa AG (EUR)	1,906,198
	Pharmaceuticals — 2.8%
36,032	Bayer AG (EUR)	1,083,808
4,973	Merck KGaA (EUR)	644,376
		1,728,184
	Real Estate Management & Development — 0.7%
119,132	Aroundtown S.A. (EUR) (d)	436,713
	Semiconductors & Semiconductor Equipment — 0.8%
11,081	Infineon Technologies AG (EUR)	471,406
	Software — 3.8%
3,717	Nemetschek SE (EUR)	538,550
5,891	SAP SE (EUR)	1,791,386
		2,329,936
	Specialty Retail — 2.3%
42,974	Zalando SE (EUR) (b) (c) (d)	1,414,867
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 1.9%
18,039	Brenntag SE (EUR)	$1,194,200
	Transportation Infrastructure — 2.2%
17,846	Fraport AG Frankfurt Airport Services Worldwide (EUR) (d)	1,344,341

	Total Investments — 99.8%	61,805,860
	(Cost $57,092,780)
	Net Other Assets and Liabilities — 0.2%	92,922
	Net Assets — 100.0%	$61,898,782

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Currency Exposure Diversification	% of Total Investments
EUR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
Germany	99.1%
Luxembourg	0.7
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 61,805,860	$ 61,805,860	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 2.7%
128,349	Rolls-Royce Holdings PLC (GBP)	$1,704,696
	Banks — 10.4%
272,159	Barclays PLC (GBP)	1,260,078
92,932	HSBC Holdings PLC (GBP)	1,124,848
999,170	Lloyds Banking Group PLC (GBP)	1,051,946
226,870	NatWest Group PLC (GBP)	1,592,562
92,276	Standard Chartered PLC (GBP)	1,528,814
		6,558,248
	Beverages — 1.7%
20,035	Coca-Cola HBC AG (GBP)	1,046,137
	Broadline Retail — 2.0%
156,427	B&M European Value Retail S.A. (GBP)	582,747
3,842	Next PLC (GBP)	656,049
		1,238,796
	Capital Markets — 6.7%
25,596	3i Group PLC (GBP)	1,447,531
3,233	London Stock Exchange Group PLC (GBP)	471,956
112,762	Schroders PLC (GBP)	559,383
105,097	St. James’s Place PLC (GBP)	1,708,050
		4,186,920
	Chemicals — 0.3%
5,390	Croda International PLC (GBP)	216,334
	Commercial Services & Supplies — 0.3%
45,521	Rentokil Initial PLC (GBP)	220,007
	Consumer Staples Distribution & Retail — 4.9%
266,738	J Sainsbury PLC (GBP)	1,061,064
194,353	Marks & Spencer Group PLC (GBP)	945,461
198,152	Tesco PLC (GBP)	1,091,506
		3,098,031
	Containers & Packaging — 0.6%
8,455	Smurfit WestRock PLC (GBP)	364,652
	Diversified Consumer Services — 1.0%
42,695	Pearson PLC (GBP)	627,954
	Diversified REITs — 0.9%
50,624	British Land (The) Co., PLC (GBP)	261,556
101,304	LondonMetric Property PLC (GBP)	282,281
		543,837
Shares	Description	Value

	Diversified Telecommunication Services — 2.1%
506,625	BT Group PLC (GBP)	$1,347,370
	Electric Utilities — 1.8%
45,498	SSE PLC (GBP)	1,143,508
	Electronic Equipment, Instruments & Components — 0.5%
6,785	Halma PLC (GBP)	298,029
	Financial Services — 2.6%
184,431	M&G PLC (GBP)	650,617
68,461	Wise PLC, Class A (GBP) (b)	977,316
		1,627,933
	Food Products — 2.0%
44,652	Associated British Foods PLC (GBP)	1,261,377
	Health Care Equipment & Supplies — 0.4%
18,403	Smith & Nephew PLC (GBP)	281,153
	Hotels, Restaurants & Leisure — 7.2%
50,344	Carnival PLC (GBP) (b)	1,263,921
27,415	Compass Group PLC (GBP)	928,359
3,522	Flutter Entertainment PLC (GBP) (b)	997,832
7,332	InterContinental Hotels Group PLC (GBP)	835,735
12,386	Whitbread PLC (GBP)	479,955
		4,505,802
	Household Durables — 3.6%
18,713	Berkeley Group Holdings PLC (GBP)	991,492
45,688	Persimmon PLC (GBP)	812,766
298,851	Taylor Wimpey PLC (GBP)	487,132
		2,291,390
	Industrial Conglomerates — 1.2%
7,099	DCC PLC (GBP)	460,716
10,614	Smiths Group PLC (GBP)	327,225
		787,941
	Insurance — 8.2%
13,924	Admiral Group PLC (GBP)	624,986
116,755	Aviva PLC (GBP)	992,350
111,726	Beazley PLC (GBP)	1,433,918
84,233	Hiscox Ltd. (GBP)	1,451,057
71,548	Phoenix Group Holdings PLC (GBP)	646,714
		5,149,025
	Interactive Media & Services — 1.0%
56,855	Rightmove PLC (GBP)	615,437
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Leisure Products — 1.5%
4,112	Games Workshop Group PLC (GBP)	$915,509
	Machinery — 1.4%
20,038	IMI PLC (GBP)	575,956
8,354	Weir Group (The) PLC (GBP)	285,531
		861,487
	Media — 0.7%
66,152	WPP PLC (GBP)	465,458
	Metals & Mining — 5.1%
11,475	Antofagasta PLC (GBP)	285,016
153,120	Evraz PLC (GBP) (b) (c) (d) (e)	0
90,715	Fresnillo PLC (GBP)	1,793,082
19,315	Rio Tinto PLC (GBP)	1,125,462
		3,203,560
	Multi-Utilities — 2.4%
546,253	Centrica PLC (GBP)	1,211,321
19,205	National Grid PLC (GBP)	279,829
		1,491,150
	Oil, Gas & Consumable Fuels — 3.5%
139,274	BP PLC (GBP)	699,123
71,436	Harbour Energy PLC (GBP)	192,092
36,843	Shell PLC (GBP)	1,291,366
		2,182,581
	Paper & Forest Products — 1.6%
61,224	Mondi PLC (GBP)	999,642
	Passenger Airlines — 4.1%
162,900	easyJet PLC (GBP)	1,190,021
302,167	International Consolidated Airlines Group S.A. (GBP)	1,415,189
		2,605,210
	Personal Care Products — 0.4%
4,012	Unilever PLC (GBP)	243,687
	Pharmaceuticals — 1.6%
48,344	Haleon PLC (GBP)	248,449
27,463	Hikma Pharmaceuticals PLC (GBP)	749,416
		997,865
	Residential REITs — 1.3%
67,867	UNITE Group (The) PLC (GBP)	789,509
	Software — 1.2%
42,996	Sage Group (The) PLC (GBP)	738,024
	Specialty Retail — 3.4%
570,746	JD Sports Fashion PLC (GBP)	695,217
366,804	Kingfisher PLC (GBP)	1,464,155
		2,159,372
Shares	Description	Value

	Tobacco — 3.2%
12,670	British American Tobacco PLC (GBP)	$602,265
35,732	Imperial Brands PLC (GBP)	1,411,093
		2,013,358
	Trading Companies & Distributors — 3.2%
11,024	Ashtead Group PLC (GBP)	706,515
5,535	Bunzl PLC (GBP)	176,264
8,586	Diploma PLC (GBP)	576,077
45,986	Howden Joinery Group PLC (GBP)	540,329
		1,999,185
	Water Utilities — 0.4%
17,351	United Utilities Group PLC (GBP)	271,868
	Wireless Telecommunication Services — 2.3%
1,335,640	Vodafone Group PLC (GBP)	1,425,989
	Total Common Stocks	62,478,031
	(Cost $51,010,910)
MONEY MARKET FUNDS — 0.1%
61,381	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	61,381
	(Cost $61,381)

	Total Investments — 99.5%	62,539,412
	(Cost $51,072,291)
	Net Other Assets and Liabilities — 0.5%	294,012
	Net Assets — 100.0%	$62,833,424

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of June 30, 2025.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
GBP	99.9%
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
United Kingdom	88.6%
Ireland	2.9
Bermuda	2.3
Spain	2.3
Switzerland	1.7
Luxembourg	0.9
Jersey	0.7
United States	0.1
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 3,203,560	$ 3,203,560	$ —	$ —**
Other Industry Categories*	59,274,471	59,274,471	—	—
Money Market Funds	61,381	61,381	—	—
Total Investments	$62,539,412	$62,539,412	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.8%
	Aerospace & Defense — 2.1%
904,518	Bharat Electronics Ltd. (INR)	$4,445,596
	Automobiles — 12.0%
43,778	Bajaj Auto Ltd. (INR)	4,275,706
65,868	Eicher Motors Ltd. (INR)	4,344,477
85,398	Hero MotoCorp Ltd. (INR)	4,219,215
114,222	Mahindra & Mahindra Ltd. (INR)	4,239,639
28,768	Maruti Suzuki India Ltd. (INR)	4,159,552
544,521	Tata Motors Ltd. (INR)	4,368,359
		25,606,948
	Banks — 12.2%
302,711	Axis Bank Ltd. (INR)	4,232,871
185,476	HDFC Bank Ltd. (INR)	4,328,711
257,595	ICICI Bank Ltd. (INR)	4,342,710
442,612	IndusInd Bank Ltd. (INR)	4,500,955
167,074	Kotak Mahindra Bank Ltd. (INR)	4,214,839
459,071	State Bank of India (INR)	4,391,312
		26,011,398
	Chemicals — 2.1%
161,095	Asian Paints Ltd. (INR)	4,397,615
	Construction & Engineering — 2.0%
101,464	Larsen & Toubro Ltd. (INR)	4,341,798
	Construction Materials — 4.1%
129,698	Grasim Industries Ltd. (INR)	4,301,842
31,303	UltraTech Cement Ltd. (INR)	4,414,030
		8,715,872
	Consumer Finance — 4.1%
395,775	Bajaj Finance Ltd. (INR)	4,321,867
544,037	Shriram Finance Ltd. (INR)	4,484,055
		8,805,922
	Electric Utilities — 2.1%
1,264,519	Power Grid Corp. of India Ltd. (INR)	4,421,983
	Financial Services — 4.2%
182,563	Bajaj Finserv Ltd. (INR)	4,376,743
1,210,945	Jio Financial Services Ltd. (INR) (b)	4,613,763
		8,990,506
	Food Products — 4.0%
152,753	Nestle India Ltd. (INR)	4,391,114
326,036	Tata Consumer Products Ltd. (INR)	4,177,717
		8,568,831
Shares	Description	Value

	Health Care Providers & Services — 2.1%
52,156	Apollo Hospitals Enterprise Ltd. (INR)	$4,404,311
	Hotels, Restaurants & Leisure — 2.1%
1,418,835	Eternal Ltd. (INR) (b)	4,370,164
	Independent Power and Renewable Electricity Producers — 2.0%
1,110,109	NTPC Ltd. (INR)	4,335,069
	Insurance — 4.1%
467,813	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	4,441,933
199,316	SBI Life Insurance Co., Ltd. (INR) (c) (d)	4,272,418
		8,714,351
	IT Services — 10.0%
213,895	HCL Technologies Ltd. (INR)	4,311,321
227,432	Infosys Ltd. (INR)	4,247,908
106,619	Tata Consultancy Services Ltd. (INR)	4,304,046
215,413	Tech Mahindra Ltd. (INR)	4,237,427
1,363,274	Wipro Ltd. (INR)	4,228,120
		21,328,822
	Metals & Mining — 6.1%
546,019	Hindalco Industries Ltd. (INR)	4,411,255
358,514	JSW Steel Ltd. (INR)	4,266,133
2,348,485	Tata Steel Ltd. (INR)	4,374,930
		13,052,318
	Oil, Gas & Consumable Fuels — 6.1%
937,536	Coal India Ltd. (INR)	4,284,832
1,518,249	Oil & Natural Gas Corp., Ltd. (INR)	4,323,363
250,310	Reliance Industries Ltd. (INR)	4,379,841
		12,988,036
	Personal Care Products — 2.0%
161,179	Hindustan Unilever Ltd. (INR)	4,312,516
	Pharmaceuticals — 6.0%
243,232	Cipla Ltd. (INR)	4,271,025
273,762	Dr. Reddy’s Laboratories Ltd. (INR)	4,096,534
219,981	Sun Pharmaceutical Industries Ltd. (INR)	4,298,299
		12,665,858
	Specialty Retail — 2.1%
59,969	Trent Ltd. (INR)	4,347,683
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 2.0%
100,564	Titan Co., Ltd. (INR)	$4,327,207
	Tobacco — 2.0%
882,142	ITC Ltd. (INR)	4,283,676
	Trading Companies & Distributors — 2.1%
145,331	Adani Enterprises Ltd. (INR)	4,438,900
	Transportation Infrastructure — 2.1%
263,642	Adani Ports & Special Economic Zone Ltd. (INR)	4,458,181
	Wireless Telecommunication Services — 2.1%
186,854	Bharti Airtel Ltd. (INR)	4,378,519

	Total Investments — 101.8%	216,712,080
	(Cost $162,692,043)
	Net Other Assets and Liabilities — (1.8)%	(3,796,954)
	Net Assets — 100.0%	$212,915,126

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
India	101.8%
Total Investments	101.8
Net Other Assets and Liabilities	(1.8)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 216,712,080	$ 216,712,080	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.3%
	Banks — 0.9%
5,127	Banque Cantonale Vaudoise (CHF)	$590,918
	Building Products — 2.1%
1,428	Belimo Holding AG (CHF)	1,454,186
	Capital Markets — 16.4%
97,584	EFG International AG (CHF)	1,807,908
36,487	Julius Baer Group Ltd. (CHF)	2,466,649
6,150	Swissquote Group Holding S.A. (CHF)	3,483,282
46,311	UBS Group AG (CHF)	1,567,144
8,918	VZ Holding AG (CHF)	1,951,182
		11,276,165
	Construction Materials — 4.5%
41,261	Holcim AG (CHF)	3,062,919
	Containers & Packaging — 1.9%
71,824	SIG Group AG (CHF)	1,327,040
	Diversified Telecommunication Services — 3.5%
3,394	Swisscom AG (CHF)	2,406,106
	Electric Utilities — 4.5%
14,250	BKW AG (CHF)	3,112,389
	Electrical Equipment — 4.7%
45,832	Accelleron Industries AG (CHF)	3,223,172
	Food Products — 5.3%
711	Barry Callebaut AG (CHF)	774,219
1,745	Emmi AG (CHF)	1,744,011
11,433	Nestle S.A. (CHF)	1,135,879
		3,654,109
	Health Care Equipment & Supplies — 2.1%
16,700	Alcon AG (CHF)	1,477,522
	Insurance — 12.2%
11,461	Helvetia Holding AG (CHF)	2,688,124
612	Swiss Life Holding AG (CHF)	619,058
16,314	Swiss Re AG (CHF)	2,819,919
3,178	Zurich Insurance Group AG (CHF)	2,221,336
		8,348,437
	Life Sciences Tools & Services — 3.2%
2,397	Lonza Group AG (CHF)	1,706,856
4,341	Siegfried Holding AG (CHF)	488,564
		2,195,420
	Machinery — 8.3%
24,942	Georg Fischer AG (CHF)	2,038,552
1,710	Schindler Holding AG (CHF)	635,768
Shares	Description	Value

	Machinery (Continued)
13,633	SFS Group AG (CHF)	$1,869,394
6,535	Sulzer AG (CHF)	1,179,421
		5,723,135
	Marine Transportation — 1.3%
4,120	Kuehne + Nagel International AG (CHF)	891,295
	Pharmaceuticals — 8.7%
24,130	Novartis AG (CHF)	2,924,673
1,675	Roche Holding AG (CHF)	545,491
46,066	Sandoz Group AG (CHF)	2,520,872
		5,991,036
	Professional Services — 4.0%
76,578	Adecco Group AG (CHF)	2,275,770
4,710	SGS S.A. (CHF)	477,856
		2,753,626
	Real Estate Management & Development — 0.9%
3,321	PSP Swiss Property AG (CHF)	611,504
	Software — 0.7%
6,678	Temenos AG (CHF)	477,631
	Specialty Retail — 2.8%
35,339	Avolta AG (CHF)	1,916,042
	Technology Hardware, Storage & Peripherals — 1.5%
11,409	Logitech International S.A. (CHF)	1,027,234
	Textiles, Apparel & Luxury Goods — 3.1%
12,972	Swatch Group (The) AG (CHF)	2,110,637
	Trading Companies & Distributors — 1.4%
12,721	DKSH Holding AG (CHF)	987,603
	Transportation Infrastructure — 3.3%
7,869	Flughafen Zurich AG (CHF)	2,241,344
	Total Common Stocks	66,859,470
	(Cost $55,403,173)
MONEY MARKET FUNDS — 0.1%
68,452	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	68,452
	(Cost $68,452)

	Total Investments — 97.4%	66,927,922
	(Cost $55,471,625)
	Net Other Assets and Liabilities — 2.6%	1,757,074
	Net Assets — 100.0%	$68,684,996

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	97.3%
United States	0.1
Total Investments	97.4
Net Other Assets and Liabilities	2.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 66,859,470	$ 66,859,470	$ —	$ —
Money Market Funds	68,452	68,452	—	—
Total Investments	$66,927,922	$66,927,922	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.4%
2,779	Eagers Automotive Ltd. (AUD)	$31,916
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	0
8,981	Genesis Minerals Ltd. (AUD) (d)	25,417
5,765	Gold Road Resources Ltd. (AUD)	12,407
6,263	Helia Group Ltd. (AUD)	23,207
8,588	Iluka Resources Ltd. (AUD)	21,478
26,445	Karoon Energy Ltd. (AUD)	33,417
6,063	MA Financial Group Ltd. (AUD)	30,287
2,175	Magellan Financial Group Ltd. (AUD)	12,253
543	Monadelphous Group Ltd. (AUD)	6,276
8,981	New Hope Corp., Ltd. (AUD)	21,870
18,719	Perenti Ltd. (AUD)	19,958
5,003	Perseus Mining Ltd. (AUD)	11,195
3,515	Ramelius Resources Ltd. (AUD)	5,830
2,465	Regis Healthcare Ltd. (AUD)	12,719
10,625	Regis Resources Ltd. (AUD) (d)	30,699
19,646	Stanmore Resources Ltd. (AUD)	24,179
1,007	Temple & Webster Group Ltd. (AUD) (d)	14,130
		337,238
	Austria — 0.7%
868	Kontron AG (EUR)	25,561
1,961	UNIQA Insurance Group AG (EUR)	26,565
		52,126
	Belgium — 1.2%
436	Bekaert S.A. (EUR)	18,001
366	Gimv N.V. (EUR)	18,021
2,816	Proximus SADP (EUR)	27,400
3,861	X-Fab Silicon Foundries SE (EUR) (d) (e) (h) (i)	30,586
		94,008
	Bermuda — 4.2%
78,000	Brilliance China Automotive Holdings Ltd. (HKD)	31,598
18,000	CGN New Energy Holdings Co., Ltd. (HKD)	5,687
4,831	Conduit Holdings Ltd. (GBP)	24,900
1,948	Golden Ocean Group Ltd. (NOK)	14,446
10,500	Johnson Electric Holdings Ltd. (HKD)	28,892
6,500	Kerry Properties Ltd. (HKD)	16,768
10,750	Luk Fook Holdings International Ltd. (HKD)	27,457
Shares	Description	Value

	Bermuda (Continued)
93,000	Pacific Basin Shipping Ltd. (HKD)	$23,931
15,500	Shenzhen International Holdings Ltd. (HKD)	15,283
64,000	Sinofert Holdings Ltd. (HKD)	10,436
18,000	Sinopec Kantons Holdings Ltd. (HKD)	10,433
1,114	Stolt-Nielsen Ltd. (NOK)	28,294
693	Teekay Tankers Ltd., Class A	28,912
384,000	United Energy Group Ltd. (HKD) (e)	25,437
16,250	Yue Yuen Industrial Holdings Ltd. (HKD)	24,882
		317,356
	Canada — 6.5%
271	ADENTRA, Inc. (CAD)	5,741
1,339	Athabasca Oil Corp. (CAD) (d)	5,546
7,026	Baytex Energy Corp. (CAD)	12,589
334	Boardwalk Real Estate Investment Trust (CAD)	17,167
600	Canadian Solar, Inc. (d)	6,624
3,464	Cardinal Energy Ltd. (CAD) (e)	17,145
2,896	Extendicare, Inc. (CAD)	30,071
4,269	Fortuna Mining Corp. (CAD) (d)	27,932
4,160	IAMGOLD Corp. (CAD) (d)	30,641
2,408	K92 Mining, Inc. (CAD) (d)	27,161
2,133	Killam Apartment Real Estate Investment Trust (CAD)	30,716
150	Linamar Corp. (CAD)	7,138
1,648	NuVista Energy Ltd. (CAD) (d)	18,129
2,075	OceanaGold Corp. (CAD)	29,287
2,224	Orla Mining Ltd. (CAD) (d)	22,342
2,003	Paramount Resources Ltd., Class A (CAD)	31,874
1,113	Parex Resources, Inc. (CAD)	11,369
447	Precision Drilling Corp. (CAD) (d)	21,169
1,906	Secure Waste Infrastructure Corp. (CAD) (e)	21,793
210	TerraVest Industries, Inc. (CAD)	26,078
937	Torex Gold Resources, Inc. (CAD) (d)	30,565
801	Transcontinental, Inc., Class A (CAD)	12,300
1,603	Trican Well Service Ltd. (CAD)	5,309
1,744	Wesdome Gold Mines Ltd. (CAD) (d)	24,295
3,227	Whitecap Resources, Inc. (CAD)	21,683
		494,664
	Cayman Islands — 3.0%
102,000	JS Global Lifestyle Co., Ltd. (HKD) (d) (h) (i)	25,728
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
3,500	Kingboard Holdings Ltd. (HKD)	$11,191
10,000	Minth Group Ltd. (HKD)	28,535
6,000	Mobvista, Inc. (HKD) (d) (h) (i)	5,427
37,500	Mongolian Mining Corp. (HKD) (d)	30,335
32,000	Nexteer Automotive Group Ltd. (HKD)	23,236
22,000	TCL Electronics Holdings Ltd. (HKD)	26,736
6,500	United Laboratories International Holdings (The) Ltd. (HKD)	12,437
20,000	Vobile Group Ltd. (HKD) (d) (e) (i)	8,204
30,000	VSTECS Holdings Ltd. (HKD)	29,694
24,000	Wasion Holdings Ltd. (HKD)	25,498
		227,021
	Denmark — 1.1%
1,031	D/S Norden A/S (DKK)	32,751
795	DFDS A/S (DKK) (d)	14,108
272	Matas A/S (DKK)	5,729
147	Per Aarsleff Holding A/S (DKK)	15,248
166	Sydbank A/S (DKK)	12,313
		80,149
	Finland — 0.1%
114	Hiab Oyj (EUR)	6,902
	France — 2.7%
3,367	Clariane SE (EUR) (d)	20,624
2,190	Emeis S.A. (EUR) (d)	28,996
4,954	Etablissements Maurel et Prom S.A. (EUR)	28,186
524	Mersen S.A. (EUR)	13,641
527	Opmobility (EUR)	6,742
185	Rubis S.C.A. (EUR)	5,975
1,607	Television Francaise 1 S.A. (EUR)	16,687
186	Trigano S.A. (EUR)	32,405
290	Vicat SACA (EUR)	20,086
343	Viridien (EUR) (d)	24,444
24	VusionGroup (EUR)	7,752
		205,538
	Germany — 2.2%
363	Bilfinger SE (EUR)	34,913
5,797	CECONOMY AG (EUR) (d)	24,719
173	Eckert & Ziegler SE (EUR)	13,888
907	flatexDEGIRO AG (EUR)	25,620
108	Hornbach Holding AG & Co. KGaA (EUR)	13,485
612	Mutares SE & Co. KGaA (EUR)	26,025
1,013	Nordex SE (EUR) (d)	20,071
Shares	Description	Value

	Germany (Continued)
205	Salzgitter AG (EUR)	$4,946
199	Stabilus SE (EUR)	6,470
		170,137
	Greece — 0.0%
3,231	FF Group (EUR) (c) (d) (f) (g)	0
	Hong Kong — 0.7%
32,000	China Jinmao Holdings Group Ltd. (HKD)	4,851
35,000	CITIC Telecom International Holdings Ltd. (HKD)	10,701
5,600	Dah Sing Financial Holdings Ltd. (HKD)	21,223
3,000	Shanghai Industrial Holdings Ltd. (HKD)	5,182
32,000	Shougang Fushan Resources Group Ltd. (HKD)	11,659
		53,616
	Ireland — 0.1%
926	Dalata Hotel Group PLC (EUR)	7,036
	Israel — 3.0%
858	Cellcom Israel Ltd. (ILS) (d)	6,964
5,159	El Al Israel Airlines (ILS) (d)	20,217
1,637	Harel Insurance Investments & Financial Services Ltd. (ILS)	45,840
621	IDI Insurance Co., Ltd. (ILS)	40,487
520	Menora Mivtachim Holdings Ltd. (ILS)	40,957
11,500	Migdal Insurance & Financial Holding Ltd. (ILS)	31,653
913	Next Vision Stabilized Systems Ltd. (ILS)	34,072
73	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (ILS)	7,046
		227,236
	Italy — 1.2%
279	Avio S.p.A. (EUR) (i)	7,773
1,710	Fila S.p.A. (EUR)	19,478
2,178	Maire S.p.A. (EUR)	28,760
7,584	Webuild S.p.A. (EUR)	32,125
		88,136
	Japan — 34.4%
1,100	Ai Holdings Corp. (JPY)	17,913
1,200	Aichi Steel Corp. (JPY)	17,808
1,900	Aisan Industry Co., Ltd. (JPY)	22,179
600	Alpen Co., Ltd. (JPY)	9,883
500	Anycolor, Inc. (JPY)	18,124
1,600	ARE Holdings, Inc. (JPY)	20,055
300	Artience Co., Ltd. (JPY)	6,281
400	ASAHI YUKIZAI Corp. (JPY)	11,236
2,500	Belluna Co., Ltd. (JPY)	15,433
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
700	Central Glass Co., Ltd. (JPY)	$14,452
1,800	Chugoku Electric Power (The) Co., Inc. (JPY)	8,912
900	Citizen Watch Co., Ltd. (JPY)	5,344
1,800	Daicel Corp. (JPY)	15,118
600	Dai-Dan Co., Ltd. (JPY)	18,520
3,300	Daido Steel Co., Ltd. (JPY)	22,817
500	Daishi Hokuetsu Financial Group, Inc. (JPY)	11,579
400	DeNA Co., Ltd. (JPY)	7,422
300	Digital Garage, Inc. (JPY)	9,843
200	Dowa Holdings Co., Ltd. (JPY)	6,489
900	Electric Power Development Co., Ltd. (JPY)	15,349
700	Exedy Corp. (JPY)	20,076
500	FCC Co., Ltd. (JPY)	9,698
300	Ferrotec Holdings Corp. (JPY)	6,343
900	Food & Life Cos., Ltd. (JPY)	43,842
900	Fuji Media Holdings, Inc. (JPY)	20,805
100	Fujita Kanko, Inc. (JPY)	7,736
1,900	Furukawa Co., Ltd. (JPY)	28,209
200	Furukawa Electric Co., Ltd. (JPY)	9,768
600	GENDA, Inc. (JPY) (d)	3,641
1,200	Glory Ltd. (JPY)	28,024
300	GMO internet group, Inc. (JPY)	7,514
800	Godo Steel Ltd. (JPY)	20,833
2,600	GREE Holdings, Inc. (JPY)	9,407
1,000	GS Yuasa Corp. (JPY)	18,722
1,800	G-Tekt Corp. (JPY)	22,112
300	H2O Retailing Corp. (JPY)	3,944
300	Hanwa Co., Ltd. (JPY)	11,333
600	Happinet Corp. (JPY)	23,832
1,100	Hazama Ando Corp. (JPY)	11,084
900	Heiwado Co., Ltd. (JPY)	17,687
4,100	Hokkaido Electric Power Co., Inc. (JPY)	21,385
1,200	Hokuhoku Financial Group, Inc. (JPY)	22,803
2,800	Hokuriku Electric Power Co. (JPY)	13,990
1,100	Hyakugo Bank (The) Ltd. (JPY)	5,278
2,600	IDOM, Inc. (JPY)	19,138
3,100	Iino Kaiun Kaisha Ltd. (JPY)	21,785
900	Ishihara Sangyo Kaisha Ltd. (JPY)	12,693
1,600	Iwatani Corp. (JPY)	17,016
1,300	Iyogin Holdings, Inc. (JPY)	14,286
1,300	Japan Investment Adviser Co., Ltd. (JPY)	15,437
500	Japan Lifeline Co., Ltd. (JPY)	5,191
Shares	Description	Value

	Japan (Continued)
3,300	Japan Petroleum Exploration Co., Ltd. (JPY)	$23,260
200	JINS Holdings, Inc. (JPY)	11,861
400	J-Oil Mills, Inc. (JPY)	5,444
1,200	Kandenko Co., Ltd. (JPY)	27,774
600	Kaneka Corp. (JPY)	16,583
600	Kato Sangyo Co., Ltd. (JPY)	22,916
1,500	Keikyu Corp. (JPY)	15,661
300	KH Neochem Co., Ltd. (JPY)	5,262
700	Ki-Star Real Estate Co., Ltd. (JPY)	22,482
1,300	Kitz Corp. (JPY)	10,707
700	Kojima Co., Ltd. (JPY)	6,003
300	Krosaki Harima Corp. (JPY)	6,916
2,800	Kumiai Chemical Industry Co., Ltd. (JPY)	15,516
100	Kurabo Industries Ltd. (JPY)	5,187
1,200	Kyoei Steel Ltd. (JPY)	17,133
800	Life Corp. (JPY)	12,288
300	Lintec Corp. (JPY)	6,160
100	Makino Milling Machine Co., Ltd. (JPY)	7,993
500	Mars Group Holdings Corp. (JPY)	10,027
3,300	Mazda Motor Corp. (JPY)	19,923
600	Megmilk Snow Brand Co., Ltd. (JPY)	11,375
5,800	Metaplanet, Inc. (JPY) (d)	66,456
400	Mitsubishi Logisnext Co., Ltd. (JPY)	5,466
600	Mitsubishi Materials Corp. (JPY)	9,502
5,700	Mitsubishi Motors Corp. (JPY)	16,169
1,900	Mitsui E&S Co., Ltd. (JPY)	37,603
900	Mitsui Mining & Smelting Co., Ltd. (JPY)	31,493
600	Mitsui-Soko Holdings Co., Ltd. (JPY)	16,395
900	Modec, Inc. (JPY)	38,686
1,700	Namura Shipbuilding Co., Ltd. (JPY)	37,127
800	Nanto Bank (The) Ltd. (JPY)	22,805
400	NGK Insulators Ltd. (JPY)	5,035
1,500	NHK Spring Co., Ltd. (JPY)	16,380
2,400	Nikkiso Co., Ltd. (JPY)	21,383
1,400	Nikkon Holdings Co., Ltd. (JPY)	31,197
1,800	Nippn Corp. (JPY)	26,612
500	Nippon Kayaku Co., Ltd. (JPY)	4,496
1,000	Nippon Light Metal Holdings Co., Ltd. (JPY)	11,312
2,300	Nippon Paper Industries Co., Ltd. (JPY)	16,579
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
200	Nippon Shinyaku Co., Ltd. (JPY)	$4,369
400	Nishi-Nippon Railroad Co., Ltd. (JPY)	5,651
400	Nishio Holdings Co., Ltd. (JPY)	11,180
800	Nissin Corp. (JPY)	44,943
600	Nittetsu Mining Co., Ltd. (JPY)	30,999
1,500	Nojima Corp. (JPY)	32,811
1,100	NOK Corp. (JPY)	16,247
700	Noritake Co., Ltd. (JPY)	17,767
1,500	North Pacific Bank Ltd. (JPY)	6,021
1,000	NS United Kaiun Kaisha Ltd. (JPY)	27,152
1,100	Odakyu Electric Railway Co., Ltd. (JPY)	12,879
3,900	Oki Electric Industry Co., Ltd. (JPY)	43,603
2,800	Pacific Industrial Co., Ltd. (JPY)	26,249
1,800	Pasona Group, Inc. (JPY)	27,974
2,200	Penta-Ocean Construction Co., Ltd. (JPY)	13,806
600	Raito Kogyo Co., Ltd. (JPY)	11,929
2,000	Rengo Co., Ltd. (JPY)	10,852
700	Ryobi Ltd. (JPY)	10,427
1,200	Sakata INX Corp. (JPY)	16,224
200	Sakata Seed Corp. (JPY)	4,868
200	San-A Co., Ltd. (JPY)	4,100
500	Sanken Electric Co., Ltd. (JPY) (d)	27,996
1,100	Sanki Engineering Co., Ltd. (JPY)	30,936
400	Sankyu, Inc. (JPY)	21,477
300	SBS Holdings, Inc. (JPY)	6,050
600	Shibaura Machine Co., Ltd. (JPY)	13,249
2,000	Shikoku Electric Power Co., Inc. (JPY)	16,770
500	Shinnihon Corp. (JPY)	5,781
2,100	Shizuoka Gas Co., Ltd. (JPY)	15,604
800	Showa Sangyo Co., Ltd. (JPY)	16,566
600	Sugi Holdings Co., Ltd. (JPY)	13,729
400	Sumitomo Osaka Cement Co., Ltd. (JPY)	10,508
5,300	Sumitomo Pharma Co., Ltd. (JPY) (d)	35,737
1,800	Sumitomo Riko Co., Ltd. (JPY)	20,849
600	Sumitomo Seika Chemicals Co., Ltd. (JPY)	18,083
600	Taiheiyo Cement Corp. (JPY)	14,933
500	Taiyo Holdings Co., Ltd. (JPY)	24,513
Shares	Description	Value

	Japan (Continued)
500	Takasago International Corp. (JPY)	$24,235
3,000	Teijin Ltd. (JPY)	24,332
2,400	Toa Corp. (JPY)	25,216
2,200	Toho Bank (The) Ltd. (JPY)	5,057
2,300	Tohoku Electric Power Co., Inc. (JPY)	16,778
700	Tokai Rika Co., Ltd. (JPY)	10,801
100	Token Corp. (JPY)	9,819
600	Tokuyama Corp. (JPY)	12,566
1,500	Tokyo Steel Manufacturing Co., Ltd. (JPY)	15,760
4,300	TOMONY Holdings, Inc. (JPY)	16,124
600	Toshiba TEC Corp. (JPY)	12,237
600	Towa Pharmaceutical Co., Ltd. (JPY)	12,462
600	Toyo Tanso Co., Ltd. (JPY)	20,395
1,400	Toyo Tire Corp. (JPY)	29,691
1,200	Toyoda Gosei Co., Ltd. (JPY)	23,674
400	Toyota Boshoku Corp. (JPY)	5,464
1,000	TRE Holdings Corp. (JPY)	9,507
800	Trusco Nakayama Corp. (JPY)	11,472
2,800	TSI Holdings Co., Ltd. (JPY)	22,127
800	Tsubakimoto Chain Co. (JPY)	9,983
1,700	Tsugami Corp. (JPY)	21,934
2,300	Tsukishima Holdings Co., Ltd. (JPY)	34,004
300	TV Asahi Holdings Corp. (JPY)	5,821
300	UACJ Corp. (JPY)	11,000
300	Uchida Yoko Co., Ltd. (JPY)	19,978
300	Valor Holdings Co., Ltd. (JPY)	5,252
1,300	YAMABIKO Corp. (JPY)	19,174
700	Yokohama Rubber (The) Co., Ltd. (JPY)	19,308
1,000	Yonex Co., Ltd. (JPY)	20,138
		2,610,677
	Jersey — 0.4%
3,843	Yellow Cake PLC (GBP) (d) (h) (i)	27,773
	Luxembourg — 0.1%
321	APERAM S.A. (EUR)	10,376
	Netherlands — 2.1%
1,449	Fugro N.V. (EUR)	20,363
4,670	Koninklijke BAM Groep N.V. (EUR)	41,560
618	Koninklijke Heijmans N.V. (EUR)	40,002
4,309	MFE-MediaForEurope N.V., Class A (EUR)	14,771
2,246	OCI N.V. (EUR)	20,292
241	Signify N.V. (EUR) (h) (i)	6,524
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
204	Van Lanschot Kempen N.V. (EUR)	$13,121
300	Wereldhave N.V. (EUR)	6,036
		162,669
	Norway — 2.4%
8,109	Aker Solutions ASA (NOK)	28,013
1,301	Europris ASA (NOK) (h) (i)	11,023
3,576	Hoegh Autoliners ASA (NOK)	31,629
17,185	MPC Container Ships ASA (NOK)	27,228
645	Protector Forsikring ASA (NOK)	27,453
1,154	SpareBank 1 Nord Norge (NOK)	16,839
299	SpareBank 1 SMN (NOK)	5,753
3,761	Wallenius Wilhelmsen ASA (NOK)	30,896
		178,834
	Portugal — 0.9%
3,212	CTT-Correios de Portugal S.A. (EUR)	28,566
1,104	NOS SGPS S.A. (EUR)	5,033
22,625	Sonae SGPS S.A. (EUR)	32,195
		65,794
	Singapore — 0.9%
36,200	Capitaland India Trust (SGD)	29,894
49,000	Digital Core REIT Management Pte Ltd.	25,970
34,000	Singapore Post Ltd. (SGD)	16,311
		72,175
	South Korea — 17.8%
1,147	Amorepacific Holdings Corp. (KRW)	26,984
329	APR Corp. (KRW) (d)	37,590
328	Binggrae Co., Ltd. (KRW)	20,658
177	CJ Logistics Corp. (KRW)	11,462
139	Cosmax, Inc. (KRW)	28,787
189	Coway Co., Ltd. (KRW)	13,556
663	Daesang Corp. (KRW)	10,758
2,427	Daewoo Engineering & Construction Co., Ltd. (KRW) (d)	7,517
715	DB HiTek Co., Ltd. (KRW)	24,794
735	DL E&C Co., Ltd. (KRW)	28,211
1,484	DN Automotive Corp. (KRW)	24,411
306	Doosan Bobcat, Inc. (KRW)	13,196
78	Doosan Co., Ltd. (KRW)	37,913
613	DoubleUGames Co., Ltd. (KRW)	25,935
283	E-MART, Inc. (KRW)	17,908
121	F&F Co., Ltd. (KRW)	7,083
Shares	Description	Value

	South Korea (Continued)
451	GS Engineering & Construction Corp. (KRW)	$6,934
415	GS Holdings Corp. (KRW)	14,345
2,523	Hankook & Company Co., Ltd. (KRW)	35,893
969	Hankook Tire & Technology Co., Ltd. (KRW)	28,540
933	Hanwha Corp. (KRW)	65,191
1,798	Hanwha Engine (KRW) (d)	37,902
2,567	HDC Holdings Co., Ltd. (KRW)	44,698
46	Hugel, Inc. (KRW) (d)	13,225
71	Hyosung Heavy Industries Corp. (KRW)	46,874
70	Hyosung TNC Corp. (KRW)	12,967
255	Hyundai Department Store Co., Ltd. (KRW)	14,284
283	Hyundai Elevator Co., Ltd. (KRW)	18,033
1,063	Hyundai Engineering & Construction Co., Ltd. (KRW)	61,830
700	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (d)	13,719
173	Hyundai Wia Corp. (KRW)	5,871
851	iM Financial Group Co., Ltd. (KRW)	7,926
875	Innocean Worldwide, Inc. (KRW)	12,857
439	JB Financial Group Co., Ltd. (KRW)	6,685
200	Jusung Engineering Co., Ltd. (KRW)	4,601
918	Kangwon Land, Inc. (KRW)	12,448
61	KCC Corp. (KRW)	14,102
262	Kolon Industries, Inc. (KRW)	8,551
571	Korea Electric Terminal Co., Ltd. (KRW)	27,585
643	Korea Gas Corp. (KRW)	19,844
127	Kumho Petrochemical Co., Ltd. (KRW)	10,568
6,457	Kumho Tire Co., Inc. (KRW) (d)	21,554
143	LG Innotek Co., Ltd. (KRW)	15,618
742	LG Uplus Corp. (KRW)	7,862
92	LIG Nex1 Co., Ltd. (KRW)	36,811
251	LS Eco Energy Ltd. (KRW)	6,426
607	LX International Corp. (KRW)	14,010
569	LX Semicon Co., Ltd. (KRW)	27,278
2,501	Mirae Asset Securities Co., Ltd. (KRW)	39,750
805	Naturecell Co., Ltd. (KRW) (d)	16,612
65	Orion Corp. (KRW)	5,240
1,430	Orion Holdings Corp. (KRW)	23,311
9,059	Pan Ocean Co., Ltd. (KRW)	24,936
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
69	PharmaResearch Co. Ltd. (KRW)	$25,231
370	Poongsan Corp. (KRW)	35,284
87	Rainbow Robotics (KRW) (d)	18,082
1,546	Samsung E&A Co., Ltd (KRW)	25,316
589	Sebang Global Battery Co., Ltd. (KRW)	29,939
56	Shinsegae, Inc. (KRW)	7,817
124	SK Gas Ltd. (KRW)	23,705
997	SL Corp. (KRW)	23,085
71	SM Entertainment Co., Ltd. (KRW)	7,418
780	Youngone Corp. (KRW)	36,526
		1,354,047
	Spain — 1.1%
473	Construcciones y Auxiliar de Ferrocarriles S.A. (EUR)	25,992
352	Grenergy Renovables S.A. (EUR) (d)	25,501
533	Let’s GOWEX S.A. (EUR) (c) (d) (f) (g) (j)	0
1,503	Tecnicas Reunidas S.A. (EUR) (d)	34,701
		86,194
	Sweden — 2.7%
2,381	Ambea AB (SEK) (h) (i)	28,363
4,338	Attendo AB (SEK) (h) (i)	29,070
675	Betsson AB, Class B (SEK)	14,262
807	Bure Equity AB (SEK)	24,276
896	Clas Ohlson AB, Class B (SEK)	30,628
407	INVISIO AB (SEK)	15,379
385	Loomis AB (SEK)	16,180
460	Modern Times Group MTG AB, Class B (SEK) (d)	5,835
1,109	NCC AB, Class B (SEK)	20,678
4,022	Storskogen Group AB, Class B (SEK)	4,797
2,322	Truecaller AB, Class B (SEK)	16,468
		205,936
	Switzerland — 0.5%
58	Aryzta AG (CHF) (d)	5,910
46	Cembra Money Bank AG (CHF)	5,780
344	Implenia AG (CHF)	24,062
		35,752
	United Kingdom — 5.3%
1,726	Big Yellow Group PLC (GBP)	23,976
18,490	Currys PLC (GBP) (d)	30,888
2,747	Drax Group PLC (GBP)	26,131
541	Future PLC (GBP)	5,414
7,602	Hochschild Mining PLC (GBP)	26,671
Shares	Description	Value

	United Kingdom (Continued)
325	JET2 PLC (GBP)	$8,231
1,215	Johnson Matthey PLC (GBP)	28,952
22,689	Jupiter Fund Management PLC (GBP)	31,144
221	Lion Finance Group PLC (GBP)	21,478
1,906	Mitchells & Butlers PLC (GBP) (d)	7,496
3,503	Mitie Group PLC (GBP)	6,799
1,874	OSB Group PLC (GBP)	13,440
5,457	Quilter PLC (GBP) (h) (i)	11,753
13,587	RWS Holdings PLC (GBP)	16,524
3,275	Safestore Holdings PLC (GBP)	31,828
8,917	SigmaRoc PLC (GBP) (d)	13,170
4,376	Target Healthcare REIT PLC (GBP)	6,259
390	TBC Bank Group PLC (GBP)	24,839
1,589	TORM PLC, Class A (DKK) (e)	26,781
2,145	XPS Pensions Group PLC (GBP) (i)	11,291
5,472	Zigup PLC (GBP)	26,664
		399,729
	Total Common Stocks	7,571,119
	(Cost $6,021,947)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.4%
$105,239	Bank of America Corp., 4.39% (k), dated 06/30/25, due 07/01/25, with a maturity value of $105,252. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $107,344. (l)	105,239
	(Cost $105,239)

	Total Investments — 101.1%	7,676,358
	(Cost $6,127,186)
	Net Other Assets and Liabilities — (1.1)%	(80,195)
	Net Assets — 100.0%	$7,596,163

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $84,744 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $105,239.

(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of June 30, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	34.0%
KRW	17.6
EUR	12.4
HKD	6.5
CAD	6.3
GBP	5.5
AUD	4.4
ILS	3.0
NOK	2.9
SEK	2.7
USD	2.2
DKK	1.4
SGD	0.6
CHF	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 337,238	$ 337,238	$ —	$ —**
Greece	—**	—	—	—**
Spain	86,194	86,194	—	—**
Other Country Categories*	7,147,687	7,147,687	—	—
Repurchase Agreements	105,239	—	105,239	—
Total Investments	$7,676,358	$7,571,119	$105,239	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$84,744
Non-cash Collateral(2)	(84,744)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$105,239
Non-cash Collateral(4)	(105,239)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Brazil — 18.9%
103,508	Banco ABC Brasil S.A. (Preference Shares) (BRL)	$426,560
592,380	Bradespar S.A. (Preference Shares) (BRL)	1,711,797
599,408	C&A Modas S.A. (BRL)	2,168,994
537,191	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	2,765,499
393,237	Cia De Sanena Do Parana (BRL)	2,756,879
5,076,327	Cogna Educacao S.A. (BRL)	2,625,477
345,728	Cury Construtora e Incorporadora S.A. (BRL)	1,878,465
266,348	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,281,467
202,536	Direcional Engenharia S.A. (BRL)	1,521,695
391,496	EcoRodovias Infraestrutura e Logistica S.A. (BRL) (c)	539,711
212,190	Energisa S.A. (BRL)	1,887,140
279,014	Ez Tec Empreendimentos e Participacoes S.A. (BRL)	714,854
1,543,203	Grendene S.A. (BRL)	1,562,205
724,200	Grupo SBF S.A. (BRL)	1,626,188
165,774	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira (BRL)	486,664
165,580	IRB-Brasil Resseguros S.A. (BRL) (c)	1,378,741
379,929	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,620,945
2,538,164	JHSF Participacoes S.A. (BRL)	2,489,999
173,500	Lojas Renner S.A. (BRL)	628,459
1,040,150	Marcopolo S.A. (Preference Shares) (BRL)	1,523,917
587,460	Marfrig Global Foods S.A. (BRL)	2,476,088
711,253	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,169,036
1,516,784	Minerva S.A. (BRL) (c)	1,367,956
257,356	Petroreconcavo S.A. (BRL)	678,786
252,007	Randon S.A. Implementos e Participacoes (Preference Shares) (BRL)	413,278
307,523	Sao Martinho S.A. (BRL)	994,493
63,587	TOTVS S.A. (BRL)	494,010
732,196	Tres Tentos Agroindustrial S.A. (BRL)	2,036,311
483,349	Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. (BRL)	371,869
596,711	Vibra Energia S.A. (BRL)	2,378,892
213,364	Vivara Participacoes S.A. (BRL)	1,061,499
Shares	Description	Value

	Brazil (Continued)
134,298	Vulcabras S.A. (BRL)	$521,313
374,107	YDUQS Participacoes S.A. (BRL)	1,135,452
		46,694,639
	Cayman Islands — 15.0%
1,301,108	361 Degrees International Ltd. (HKD)	827,079
963,787	3SBio, Inc. (HKD) (d) (e)	2,903,657
484,348	AK Medical Holdings Ltd. (HKD) (d) (e)	369,588
1,118,749	China Conch Venture Holdings Ltd. (HKD)	1,291,201
3,303,723	China Lesso Group Holdings Ltd. (HKD)	1,763,400
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (f) (g) (h)	0
2,324,451	China Resources Medical Holdings Co., Ltd. (HKD)	1,214,052
2,142,948	China Yongda Automobiles Services Holdings Ltd. (HKD)	614,225
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (f) (g) (h)	0
1,947,741	COFCO Joycome Foods Ltd. (HKD) (c) (e) (i)	392,032
312,073	Consun Pharmaceutical Group Ltd. (HKD)	450,024
1,718,637	Country Garden Services Holdings Co., Ltd. (HKD)	1,436,220
1,265,289	Dongyue Group Ltd. (HKD)	1,689,212
1,145,097	EEKA Fashion Holdings Ltd. (HKD)	1,155,315
215,420	Everest Medicines Ltd. (HKD) (c) (d) (e) (i)	1,706,906
1,898,737	Fufeng Group Ltd. (HKD)	1,666,545
1,309,994	Greentown China Holdings Ltd. (HKD)	1,577,009
2,001,444	Greentown Management Holdings Co., Ltd. (HKD) (d) (e) (i)	754,689
946,148	InnoCare Pharma Ltd. (HKD) (c) (d) (e)	1,578,932
226,224	JF SmartInvest Holdings Ltd. (HKD)	1,380,408
4,411,682	Lonking Holdings Ltd. (HKD)	1,185,823
2,115,252	Meitu, Inc. (HKD) (d) (e)	2,433,229
2,447,514	Newborn Town, Inc. (HKD) (c) (e)	3,064,868
1,939,378	Q Technology Group Co., Ltd. (HKD) (e) (i)	2,050,566
1,254,201	Tianneng Power International Ltd. (HKD) (i)	1,004,965
183,968	Wanguo Gold Group Ltd. (HKD)	734,705
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
349,941	Wisdom Marine Lines Co., Ltd. (TWD)	$649,281
446,202	XD, Inc. (HKD) (e)	2,742,597
118,845	Zhen Ding Technology Holding Ltd. (TWD)	408,870
		37,045,398
	Chile — 3.6%
54,682	Banco Itau Chile S.A. (CLP)	757,169
198,280	Cia Cervecerias Unidas S.A. (CLP)	1,287,743
22,225,491	Cia Sud Americana de Vapores S.A. (CLP)	1,136,056
496,725	Embotelladora Andina S.A., Class B (Preference Shares) (CLP)	2,026,622
1,443,908	Engie Energia Chile S.A. (CLP)	2,014,845
187,853	Parque Arauco S.A. (CLP)	396,223
4,007,664	SMU S.A. (CLP)	718,400
580,534	Vina Concha y Toro S.A. (CLP)	669,877
		9,006,935
	China — 6.2%
4,969,203	Angang Steel Co., Ltd., Class H (HKD) (c)	1,044,489
262,800	Anhui Expressway Co., Ltd., Class H (HKD)	421,822
2,853,799	BAIC Motor Corp., Ltd., Class H (HKD) (c) (d) (e)	705,275
1,288,784	Bank of Chongqing Co., Ltd., Class H (HKD)	1,338,045
5,387,890	Beijing Jingneng Clean Energy Co., Ltd., Class H (HKD)	1,619,809
172,604	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e)	757,483
6,035,495	China BlueChemical Ltd., Class H (HKD)	1,614,601
676,741	China Communications Services Corp., Ltd., Class H (HKD)	366,391
1,293,001	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (i)	401,903
2,157,026	China National Building Material Co., Ltd., Class H (HKD)	1,030,433
1,740,550	Legend Holdings Corp., Class H (HKD) (c) (d) (e)	1,973,375
6,198,895	Maanshan Iron & Steel Co., Ltd., Class H (HKD) (c) (i)	1,539,863
208,380	Shanghai Conant Optical Co., Ltd., Class H (HKD) (i)	992,798
Shares	Description	Value

	China (Continued)
510,649	Shanghai MicroPort MedBot Group Co., Ltd. (HKD) (c)	$1,051,228
182,572	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e) (i)	495,390
		15,352,905
	Colombia — 0.8%
202,766	Grupo de Inversiones Suramericana S.A. (Preference Shares) (COP)	1,866,226
	Czech Republic — 0.3%
117,082	Moneta Money Bank A/S (CZK) (d) (e)	807,681
	Hong Kong — 0.8%
1,025,427	China Nonferrous Mining Corp., Ltd. (HKD)	952,282
1,102,119	Genertec Universal Medical Group Co., Ltd. (HKD) (d) (e)	786,230
464,616	Morimatsu International Holdings Co., Ltd., Series REGS (HKD) (e) (i)	357,490
		2,096,002
	India — 0.8%
8,782	Amber Enterprises India Ltd. (INR) (c)	693,211
408,135	Manappuram Finance Ltd. (INR)	1,310,496
		2,003,707
	Indonesia — 8.0%
16,624,860	Alamtri Resources Indonesia Tbk PT (IDR)	1,873,945
11,256,098	Aneka Tambang Tbk (IDR)	2,107,702
6,931,721	Bank Tabungan Negara Persero Tbk PT (IDR)	476,062
9,737,418	Bukit Asam Tbk PT (IDR)	1,475,457
18,477,631	Bumi Resources Minerals Tbk PT (IDR) (c)	450,702
24,538,294	Ciputra Development Tbk PT (IDR)	1,443,429
33,768,294	Elang Mahkota Teknologi Tbk PT (IDR)	1,006,705
6,234,323	Indah Kiat Pulp & Paper Tbk PT (IDR)	2,208,029
1,336,509	Indo Tambangraya Megah Tbk PT (IDR)	1,811,099
864,024	Indofood Sukses Makmur Tbk PT (IDR)	432,411
15,260,133	Japfa Comfeed Indonesia Tbk PT (IDR)	1,424,029
23,939,799	Medco Energi Internasional Tbk PT (IDR)	1,835,852
15,780,253	Perusahaan Gas Negara Tbk PT (IDR)	1,569,763
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Indonesia (Continued)
2,514,169	Petrosea Tbk PT (IDR)	$432,062
7,644,328	Sawit Sumbermas Sarana Tbk PT (IDR)	619,174
61,345,734	Surya Citra Media Tbk PT (IDR)	566,792
		19,733,213
	Malaysia — 2.3%
14,945,000	Bumi Armada Bhd (MYR)	1,597,257
3,355,000	Dayang Enterprise Holdings Bhd (MYR)	1,466,144
1,011,600	Genting Bhd (MYR)	732,782
5,183,633	Guan Chong Bhd (MYR)	1,526,590
1,635,800	Tanco Holdings Bhd (MYR) (j)	355,482
		5,678,255
	Malta — 1.0%
1,887,421	MAS PLC (ZAR) (c)	2,587,458
	Mexico — 4.2%
1,251,503	FIBRA Macquarie Mexico (MXN) (d) (e)	2,000,191
299,332	Genomma Lab Internacional S.A.B. de C.V., Class B (MXN)	326,857
1,201,887	Gentera S.A.B. de C.V. (MXN)	2,567,809
1,135,078	La Comer S.A.B. de C.V. (MXN)	2,487,378
705,854	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,978,249
971,680	Orbia Advance Corp. S.A.B. de C.V. (MXN)	676,802
42,620	Qualitas Controladora S.A.B. de C.V. (MXN)	437,659
		10,474,945
	Morocco — 1.2%
8,427	Akdital Holding (MAD)	1,358,824
19,284	Alliances Developpement Immobilier S.A. (MAD)	1,017,919
156,539	Douja Promotion Groupe Addoha S.A. (MAD) (c)	643,472
		3,020,215
	Philippines — 2.2%
2,284,500	Converge Information and Communications Technology Solutions., Inc. (PHP)	789,213
2,936,280	DigiPlus Interactive Corp. (PHP)	2,710,573
5,139,400	JG Summit Holdings, Inc. (PHP)	1,822,922
		5,322,708
	Poland — 3.8%
36,371	Asseco Poland S.A. (PLN)	2,040,372
285,337	Cyfrowy Polsat S.A. (PLN) (c) (i)	1,396,068
468,887	Enea S.A. (PLN) (c)	2,544,545
Shares	Description	Value

	Poland (Continued)
328,082	Orange Polska S.A. (PLN)	$831,959
1,161,650	Tauron Polska Energia S.A. (PLN) (c)	2,711,113
		9,524,057
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (f) (g) (h)	0
580,351	Mechel PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 6.1%
46,700	African Rainbow Minerals Ltd. (ZAR)	453,896
183,717	Exxaro Resources Ltd. (ZAR)	1,524,736
653,738	Hyprop Investments Ltd. (ZAR)	1,578,978
164,991	JSE Ltd. (ZAR)	1,241,923
1,970,670	Life Healthcare Group Holdings Ltd. (ZAR)	1,589,560
873,257	Momentum Group Ltd. (ZAR)	1,691,392
156,383	Motus Holdings Ltd. (ZAR)	831,039
1,630,046	Redefine Properties Ltd. (ZAR)	421,697
239,662	Resilient REIT Ltd. (ZAR)	816,303
941,363	Sappi Ltd. (ZAR)	1,582,431
550,519	Telkom S.A. SOC Ltd. (ZAR) (c)	1,678,572
337,574	Thungela Resources Ltd. (ZAR)	1,616,770
		15,027,297
	Taiwan — 9.0%
452,222	Advancetek Enterprise Co., Ltd. (TWD)	1,113,062
54,668	Arcadyan Technology Corp. (TWD)	375,220
485,224	Capital Securities Corp. (TWD)	325,565
848,305	ChipMOS Technologies, Inc. (TWD)	782,617
404,952	Flytech Technology Co., Ltd. (TWD)	1,656,572
105,886	Fusheng Precision Co., Ltd. (TWD)	1,076,549
213,549	Greatek Electronics, Inc. (TWD)	421,805
470,380	Hannstar Board Corp. (TWD)	990,291
590,108	Huang Hsiang Construction Corp. (TWD)	871,668
1,629,196	Innolux Corp. (TWD)	652,526
312,194	Johnson Health Tech Co., Ltd. (TWD)	1,854,226
924,844	Kindom Development Co., Ltd. (TWD)	1,595,650
52,905	L&K Engineering Co., Ltd. (TWD)	555,093
34,073	Nan Pao Resins Chemical Co., Ltd. (TWD)	349,338
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
1,045,362	Pou Chen Corp. (TWD)	$1,107,557
2,029,773	Rechi Precision Co., Ltd. (TWD)	1,691,941
1,051,319	Ruentex Development Co., Ltd. (TWD)	1,070,681
1,040,646	Ruentex Industries Ltd. (TWD)	1,905,880
249,755	TA Chen Stainless Pipe (TWD)	296,249
586,268	Tatung Co., Ltd. (TWD)	796,756
679,582	Tigerair Taiwan Co., Ltd. (TWD) (c)	2,012,318
732,168	Weikeng Industrial Co., Ltd. (TWD)	834,629
		22,336,193
	Thailand — 5.0%
6,658,600	AP Thailand PCL (THB)	1,280,155
992,200	Bangchak Corp. PCL (THB)	930,891
3,050,500	Banpu PCL (THB)	377,222
137,000	Electricity Generating PCL (THB)	425,639
800,500	KCE Electronics PCL (THB)	448,159
3,837,600	Prima Marine PCL (THB)	666,972
497,800	Ratch Group PCL (THB)	370,570
2,674,100	Regional Container Lines PCL (THB)	2,118,140
26,552,300	Sansiri PCL (THB)	1,045,471
1,745,600	Sri Trang Agro-Industry PCL (THB)	638,986
6,982,300	Star Petroleum Refining PCL (THB) (d) (e)	1,084,650
3,927,500	Supalai PCL (THB)	1,751,798
1,539,000	Thai Oil PCL (THB)	1,278,210
		12,416,863
	Turkey — 9.1%
95,262	AG Anadolu Grubu Holding A/S (TRY)	622,037
2,704,426	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S (TRY)	1,892,254
453,646	Anadolu Anonim Turk Sigorta Sirketi (TRY)	1,059,555
102,575	Arcelik A/S (TRY) (c)	315,574
123,794	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	288,983
166,623	Aygaz A/S (TRY)	535,634
3,218,081	Baticim Bati Anadolu Cimento Sanayii A/S (TRY) (j)	370,157
1,092,273	Cimsa Cimento Sanayi VE Ticaret A/S (TRY)	1,316,727
4,419,551	Dogan Sirketler Grubu Holding A/S (TRY)	1,728,184
184,151	Dogus Otomotiv Servis ve Ticaret A/S (TRY)	805,648
Shares	Description	Value

	Turkey (Continued)
5,438,133	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY)	$2,458,361
106,943	Gubre Fabrikalari T.A.S. (TRY) (c)	613,171
1,397,219	Is Yatirim Menkul Degerler A/S (TRY)	1,280,798
959,278	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D (TRY) (c)	581,092
85,187	Migros Ticaret A/S (TRY)	1,058,479
1,478,761	NET Holding A/S (TRY) (c)	1,678,648
1,847,965	Oyak Cimento Fabrikalari A/S (TRY)	1,008,966
272,803	Pegasus Hava Tasimaciligi A/S (TRY) (c)	1,760,782
468,767	Tekfen Holding A/S (TRY) (c)	1,280,882
3,835,367	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c)	1,202,112
233,218	Ulker Biskuvi Sanayi A/S (TRY)	618,514
		22,476,558
	Virgin Islands — 0.8%
146,240	DPC Dash Ltd. (HKD) (c)	1,913,241
	Total Common Stocks	245,384,496
	(Cost $218,287,779)
MONEY MARKET FUNDS — 0.1%
260,709	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (k)	260,709
	(Cost $260,709)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$4,836,028	Bank of America Corp., 4.39% (k), dated 06/30/25, due 07/01/25, with a maturity value of $4,836,618. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $4,932,749. (l)	4,836,028
	(Cost $4,836,028)

	Total Investments — 101.1%	250,481,233
	(Cost $223,384,516)
	Net Other Assets and Liabilities — (1.1)%	(2,831,938)
	Net Assets — 100.0%	$247,649,295

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $4,565,378 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $4,836,028.

(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of June 30, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	22.1%
BRL	18.6
TWD	9.3
TRY	9.0
IDR	7.9
ZAR	7.0
THB	5.0
MXN	4.2
PLN	3.8
CLP	3.6
MYR	2.3
PHP	2.1
USD	2.0
MAD	1.2
INR	0.8
COP	0.8
CZK	0.3
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 37,045,398	$ 37,045,398	$ —	$ —**
Russia	—**	—	—	—**
Thailand	12,416,863	—	12,416,863	—
Other Country Categories*	195,922,235	195,922,235	—	—
Money Market Funds	260,709	260,709	—	—
Repurchase Agreements	4,836,028	—	4,836,028	—
Total Investments	$250,481,233	$233,228,342	$17,252,891	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$4,565,378
Non-cash Collateral(2)	(4,565,378)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$4,836,028
Non-cash Collateral(4)	(4,836,028)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Austria — 4.8%
2,023	ANDRITZ AG (EUR)	$150,367
4,404	BAWAG Group AG (EUR) (c) (d)	562,348
1,641	Erste Group Bank AG (EUR)	139,758
9,131	OMV AG (EUR)	496,707
13,228	Raiffeisen Bank International AG (EUR)	403,261
3,196	Verbund AG (EUR)	245,273
12,865	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	662,246
9,297	voestalpine AG (EUR)	261,739
		2,921,699
	Belgium — 4.3%
523	Ackermans & van Haaren N.V. (EUR)	133,687
3,779	Ageas S.A./N.V. (EUR)	255,293
8,257	Colruyt Group N.V. (EUR)	357,152
3,040	Groupe Bruxelles Lambert N.V. (EUR)	258,905
5,593	KBC Ancora (EUR)	384,756
2,490	KBC Group N.V. (EUR)	257,116
2,216	Sofina S.A. (EUR)	730,896
9,543	Warehouses De Pauw C.V.A. (EUR)	232,693
		2,610,498
	Finland — 2.0%
13,844	Fortum Oyj (EUR)	259,128
1,779	Konecranes Oyj (EUR)	141,137
21,610	Nokia Oyj (EUR)	112,157
8,886	Nordea Bank Abp (EUR)	131,993
5,720	Orion Oyj, Class B (EUR)	430,214
12,003	Stora Enso Oyj, Class R (EUR)	130,418
		1,205,047
	France — 16.2%
5,943	Arkema S.A. (EUR)	437,886
5,309	AXA S.A. (EUR)	260,594
4,080	BNP Paribas S.A. (EUR)	366,798
11,490	Bouygues S.A. (EUR)	519,732
758	Capgemini SE (EUR)	129,514
32,166	Carrefour S.A. (EUR)	453,544
1,141	Cie de Saint-Gobain S.A. (EUR)	133,921
9,681	Cie Generale des Etablissements Michelin S.C.A. (EUR)	359,675
24,940	Credit Agricole S.A. (EUR)	471,960
2,926	Eiffage S.A. (EUR)	411,018
20,368	Elis S.A. (EUR) (e)	583,979
11,599	Engie S.A. (EUR)	272,237
983	Ipsen S.A. (EUR)	117,067
548	Kering S.A. (EUR)	119,137
Shares	Description	Value

	France (Continued)
13,531	Klepierre S.A. (EUR) (e)	$532,996
34,878	Orange S.A. (EUR)	530,608
8,987	Renault S.A. (EUR)	414,241
432	Safran S.A. (EUR)	140,399
3,929	SCOR SE (EUR)	129,682
10,108	Societe Generale S.A. (EUR)	578,073
7,976	SPIE S.A. (EUR)	448,158
5,655	Teleperformance SE (EUR)	548,360
1,703	Thales S.A. (EUR)	500,711
8,766	TotalEnergies SE (EUR)	537,981
23,975	Vallourec SACA (EUR)	443,249
3,526	Wendel SE (EUR)	372,150
		9,813,670
	Germany — 27.8%
1,188	Allianz SE (EUR)	481,536
6,008	Aurubis AG (EUR) (e)	624,912
25,761	Auto1 Group SE (EUR) (c) (d) (f)	830,246
7,098	Bayerische Motoren Werke AG (EUR)	630,930
1,755	Brenntag SE (EUR)	116,183
24,938	Commerzbank AG (EUR)	786,684
8,100	Continental AG (EUR)	707,019
5,635	Daimler Truck Holding AG (EUR)	266,639
23,967	Deutsche Bank AG (EUR)	710,600
769	Deutsche Boerse AG (EUR)	250,829
78,100	Deutsche Lufthansa AG (EUR)	660,547
9,169	Deutsche Telekom AG (EUR)	334,496
5,298	DHL Group (EUR)	244,702
11,381	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	562,260
22,477	E.ON SE (EUR)	413,701
5,424	Fraport AG Frankfurt Airport Services Worldwide (EUR) (f)	408,590
2,978	Freenet AG (EUR)	96,960
4,583	Fresenius Medical Care AG (EUR)	262,640
2,657	Fresenius SE & Co. KGaA (EUR)	133,581
3,742	GEA Group AG (EUR)	261,829
1,992	Heidelberg Materials AG (EUR)	468,006
1,423	Henkel AG & Co. KGaA (Preference Shares) (EUR)	111,737
6,775	Hensoldt AG (EUR)	777,314
3,331	HOCHTIEF AG (EUR)	656,445
10,923	KION Group AG (EUR)	607,827
834	Krones AG (EUR)	137,538
9,650	Mercedes-Benz Group AG (EUR)	564,839
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
359	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	$232,841
396	Rheinmetall AG (EUR)	838,246
15,838	RWE AG (EUR)	660,997
1,085	Scout24 SE (EUR) (c) (d)	149,663
5,828	Siemens Energy AG (EUR) (f)	673,193
4,326	Talanx AG (EUR)	560,031
55,258	thyssenkrupp AG (EUR)	593,763
5,590	Volkswagen AG (Preference Shares) (EUR)	590,126
5,521	Wacker Chemie AG (EUR) (e)	403,216
		16,810,666
	Greece — 5.1%
241,520	Alpha Bank S.A. (EUR)	850,653
84,792	Eurobank Ergasias Services and Holdings S.A. (EUR)	291,253
20,918	Hellenic Telecommunications Organization S.A. (EUR)	397,697
7,728	Metlen Energy & Metals S.A. (EUR)	418,930
22,136	National Bank of Greece S.A. (EUR)	282,394
82,878	Piraeus Financial Holdings S.A. (EUR)	574,239
15,147	Public Power Corp. S.A. (EUR)	247,296
		3,062,462
	Ireland — 2.0%
52,735	AIB Group PLC (EUR)	433,904
19,288	Bank of Ireland Group PLC (EUR)	274,576
8,423	Ryanair Holdings PLC, ADR	485,754
		1,194,234
	Italy — 16.6%
235,037	A2A S.p.A. (EUR)	632,631
12,181	Azimut Holding S.p.A. (EUR)	389,996
4,038	Banca Generali S.p.A. (EUR)	224,415
14,067	Banca Mediolanum S.p.A. (EUR)	242,257
57,295	Banca Monte dei Paschi di Siena S.p.A. (EUR)	487,419
44,764	Banco BPM S.p.A. (EUR)	522,659
43,519	BPER Banca S.p.A. (EUR)	395,548
11,826	Buzzi S.p.A. (EUR)	655,568
25,022	Credito Emiliano S.p.A. (EUR)	369,613
13,951	Enel S.p.A. (EUR)	132,389
29,260	Eni S.p.A. (EUR)	474,265
5,748	FinecoBank Banca Fineco S.p.A (EUR)	127,530
Shares	Description	Value

	Italy (Continued)
6,460	Generali (EUR)	$229,886
26,148	Hera S.p.A. (EUR)	126,346
66,281	Intesa Sanpaolo S.p.A. (EUR)	381,909
31,527	Italgas S.p.A. (EUR)	267,389
11,665	Leonardo S.p.A. (EUR)	656,537
28,101	Lottomatica Group S.p.A. (EUR)	779,875
12,116	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	281,660
42,586	Nexi S.p.A. (EUR) (c) (d)	254,534
76,428	Pirelli & C S.p.A. (EUR) (c) (d) (e)	527,028
19,098	Poste Italiane S.p.A. (EUR) (c) (d) (e)	410,337
48,852	Saipem S.p.A. (EUR)	133,793
1,009,570	Telecom Italia S.p.A. (EUR) (f)	497,810
6,089	UniCredit S.p.A. (EUR)	408,190
21,316	Unipol Assicurazioni S.p.A. (EUR)	422,463
		10,032,047
	Luxembourg — 1.5%
15,805	ArcelorMittal S.A. (EUR)	500,254
23,165	Tenaris S.A. (EUR)	435,914
		936,168
	Netherlands — 6.5%
16,207	ABN AMRO Bank N.V. (EUR) (c) (d)	443,677
7,897	ASR Nederland N.V. (EUR)	524,464
1,565	Euronext N.V. (EUR) (c) (d)	267,492
5,814	ING Groep N.V. (EUR)	127,562
20,821	Iveco Group N.V. (EUR)	409,587
3,026	Koninklijke Ahold Delhaize N.V. (EUR)	126,539
7,825	Koninklijke Vopak N.V. (EUR)	389,162
2,040	NN Group N.V. (EUR)	135,579
2,457	Prosus N.V. (EUR)	137,389
26,148	STMicroelectronics N.V. (EUR)	798,827
13,881	Technip Energies N.V. (EUR)	584,391
		3,944,669
	Portugal — 1.8%
563,127	Banco Comercial Portugues S.A., Class R (EUR)	438,201
67,218	EDP S.A. (EUR)	291,539
12,889	Galp Energia SGPS S.A. (EUR)	236,394
5,336	Jeronimo Martins SGPS S.A. (EUR)	135,014
		1,101,148
	Spain — 11.0%
1,732	Acciona S.A. (EUR) (e)	311,745
7,931	ACS Actividades de Construccion y Servicios S.A. (EUR)	550,731
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
33,349	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	$512,847
202,618	Banco de Sabadell S.A. (EUR)	645,137
84,402	Banco Santander S.A. (EUR)	698,636
51,045	Bankinter S.A. (EUR)	666,225
58,317	CaixaBank S.A. (EUR)	505,181
4,269	Endesa S.A. (EUR) (e)	135,221
19,572	Indra Sistemas S.A. (EUR) (e)	849,804
3,560	Logista Integral S.A. (EUR)	116,580
73,604	Mapfre S.A. (EUR)	300,856
42,517	Repsol S.A. (EUR) (e)	622,783
306,540	Unicaja Banco S.A. (EUR) (c) (d)	724,346
		6,640,092
	Total Common Stocks	60,272,400
	(Cost $52,263,818)
MONEY MARKET FUNDS — 0.1%
22,141	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	22,141
	(Cost $22,141)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.5%
$3,944,290	Bank of America Corp., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $3,944,771. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $4,023,176. (h)	3,944,290
	(Cost $3,944,290)

	Total Investments — 106.2%	64,238,831
	(Cost $56,230,249)
	Net Other Assets and Liabilities — (6.2)%	(3,734,967)
	Net Assets — 100.0%	$60,503,864

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,799,626 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,944,290.

(f)	Non-income producing security.
(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	93.1%
USD	6.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 60,272,400	$ 60,272,400	$ —	$ —
Money Market Funds	22,141	22,141	—	—
Repurchase Agreements	3,944,290	—	3,944,290	—
Total Investments	$64,238,831	$60,294,541	$3,944,290	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,799,626
Non-cash Collateral(2)	(3,799,626)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,944,290
Non-cash Collateral(4)	(3,944,290)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
ASSETS:
Investments, at value	$22,926,478	$300,093,497	$12,806,201
Cash	—	199,660	—
Foreign currency, at value	8,699	290,043	7,521
Receivables:
Dividends	65,284	404,425	165,255
Investment securities sold	—	—	—
Interest	—	—	1,079
Capital shares sold	—	—	—
Reclaims	—	1,696,998	—
Securities lending income	—	10,273	—
Total Assets	23,000,461	302,694,896	12,980,056

LIABILITIES:
Due to custodian	1	—	26,339
Payables:
Investment advisory fees	11,823	184,856	8,335
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	14,559,507	—
Total Liabilities	11,824	14,744,363	34,674
NET ASSETS	$22,988,637	$287,950,533	$12,945,382

NET ASSETS consist of:
Paid-in capital	$34,334,414	$470,512,317	$56,350,799
Par value	6,500	60,500	6,500
Accumulated distributable earnings (loss)	(11,352,277)	(182,622,284)	(43,411,917)
NET ASSETS	$22,988,637	$287,950,533	$12,945,382
NET ASSET VALUE, per share	$35.37	$47.60	$19.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	6,050,002	650,002
Investments, at cost	$18,376,636	$233,955,649	$10,367,636
Foreign currency, at cost (proceeds)	$8,702	$277,540	$7,141
Securities on loan, at value	$—	$13,956,021	$—
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$7,153,515	$39,060,550	$191,232,353	$542,838,367	$420,376,871	$61,805,860
—	—	—	58,810	—	6,958
4	55,888	199,510	184,252	291,936	28

78,055	294,661	275,063	797,718	3,359,930	16,705
—	—	—	—	17,668	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	951,717	348,217	91,628
—	4,029	4,619	14,622	10,472	—
7,231,574	39,415,128	191,711,545	544,845,486	424,405,094	61,921,179

—	—	—	—	—	—

4,617	24,710	113,122	330,799	270,764	22,397
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	267,614	—
—	998,399	14,811,375	23,499,621	8,342,401	—
4,617	1,023,109	14,924,497	23,830,420	8,880,779	22,397
$7,226,957	$38,392,019	$176,787,048	$521,015,066	$415,524,315	$61,898,782

$35,223,502	$43,179,174	$204,058,594	$720,933,482	$585,286,073	$89,330,597
6,000	16,000	29,500	75,864	169,500	11,000
(28,002,545)	(4,803,155)	(27,301,046)	(199,994,280)	(169,931,258)	(27,442,815)
$7,226,957	$38,392,019	$176,787,048	$521,015,066	$415,524,315	$61,898,782
$12.04	$23.99	$59.93	$68.68	$24.51	$56.27
600,002	1,600,002	2,950,002	7,586,412	16,950,002	1,100,002
$5,479,402	$32,746,072	$161,009,292	$426,057,281	$374,281,058	$57,092,780
$4	$55,890	$200,772	$185,187	$291,711	$27
$—	$933,358	$13,597,089	$21,518,670	$7,869,699	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2025 (Unaudited)

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
ASSETS:
Investments, at value	$62,539,412	$216,712,080	$66,927,922
Cash	253	—	—
Foreign currency, at value	74,148	17,375,467	19
Receivables:
Dividends	236,354	469,577	474
Investment securities sold	2,649	—	1,205,834
Interest	—	—	—
Capital shares sold	—	6,038	—
Reclaims	19,806	—	1,852,665
Securities lending income	—	—	—
Total Assets	62,872,622	234,563,162	69,986,914

LIABILITIES:
Due to custodian	—	1,614,876	—
Payables:
Investment advisory fees	39,198	151,188	44,822
Investment securities purchased	—	—	1,257,096
Capital shares redeemed	—	15,094,382	—
Deferred foreign capital gains tax	—	4,787,590	—
Collateral for securities on loan	—	—	—
Total Liabilities	39,198	21,648,036	1,301,918
NET ASSETS	$62,833,424	$212,915,126	$68,684,996

NET ASSETS consist of:
Paid-in capital	$103,846,649	$172,500,659	$79,141,829
Par value	13,500	35,500	9,000
Accumulated distributable earnings (loss)	(41,026,725)	40,378,967	(10,465,833)
NET ASSETS	$62,833,424	$212,915,126	$68,684,996
NET ASSET VALUE, per share	$46.54	$59.98	$76.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,350,002	3,550,002	900,002
Investments, at cost	$51,072,291	$162,692,043	$55,471,625
Foreign currency, at cost (proceeds)	$74,148	$17,375,130	$18
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$7,676,358	$250,481,233	$64,238,831
—	—	20,742
22,897	357,917	17,396

10,991	1,678,145	36,695
—	54,002	—
—	—	—
—	—	—
1,780	58,175	171,642
269	18,570	2,117
7,712,295	252,648,042	64,487,423

6,033	531	—

4,860	162,188	39,269
—	—	—
—	—	—
—	—	—
105,239	4,836,028	3,944,290
116,132	4,998,747	3,983,559
$7,596,163	$247,649,295	$60,503,864

$11,027,876	$280,763,372	$74,219,310
1,500	61,000	11,000
(3,433,213)	(33,175,077)	(13,726,446)
$7,596,163	$247,649,295	$60,503,864
$50.64	$40.60	$55.00
150,002	6,100,002	1,100,002
$6,127,186	$223,384,516	$56,230,249
$22,804	$357,526	$17,085
$84,744	$4,565,378	$3,799,626
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
INVESTMENT INCOME:
Dividends	$364,799	$7,932,057	$331,440
Securities lending income (net of fees)	13,734	38,780	—
Foreign withholding tax	(20,262)	(399,875)	(17,089)
Total investment income	358,271	7,570,962	314,351

EXPENSES:
Investment advisory fees	58,456	898,045	46,774
Total expenses	58,456	898,045	46,774
NET INVESTMENT INCOME (LOSS)	299,815	6,672,917	267,577

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(84,411)	975,181	21,033
In-kind redemptions	74,229	310,592	(119,570)
Foreign currency transactions	(23,042)	3,412	(15,428)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	(33,224)	1,289,185	(113,965)
Net change in unrealized appreciation (depreciation) on:
Investments	3,821,751	60,967,727	3,292,665
Foreign currency translation	67	200,510	20,834
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	3,821,818	61,168,237	3,313,499
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,788,594	62,457,422	3,199,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,088,409	$69,130,339	$3,467,111
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)	First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$168,541	$812,790	$2,426,072	$11,456,770	$10,915,533	$514,243
—	53,033	23,496	96,144	44,776	242
(58)	(38,615)	(242,426)	(1,045,941)	(1,153,233)	(75,900)
168,483	827,208	2,207,142	10,506,973	9,807,076	438,585

23,381	151,775	654,690	1,741,649	1,562,530	63,892
23,381	151,775	654,690	1,741,649	1,562,530	63,892
145,102	675,433	1,552,452	8,765,324	8,244,546	374,693

(376,050)	(1,617,200)	(1,507,510)	5,450,404	(10,661,322)	(18,820)
—	906,733	6,069,049	1,127,982	1,358,181	436,460
467	(395)	64,922	(240,607)	(203,081)	981
—	—	—	—	(11,065)	—
(375,583)	(710,862)	4,626,461	6,337,779	(9,517,287)	418,621

2,022,938	6,258,487	18,506,422	98,534,004	43,722,320	4,979,122
6,781	12	413	103,208	117,816	7,158
—	—	—	—	117,786	—
2,029,719	6,258,499	18,506,835	98,637,212	43,957,922	4,986,280
1,654,136	5,547,637	23,133,296	104,974,991	34,440,635	5,404,901
$1,799,238	$6,223,070	$24,685,748	$113,740,315	$42,685,181	$5,779,594
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2025 (Unaudited)

	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)
INVESTMENT INCOME:
Dividends	$1,274,221	$2,148,913	$1,860,600
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(20,316)	(430,452)	(234,653)
Total investment income	1,253,905	1,718,461	1,625,947

EXPENSES:
Investment advisory fees	232,615	944,241	267,375
Total expenses	232,615	944,241	267,375
NET INVESTMENT INCOME (LOSS)	1,021,290	774,220	1,358,572

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,980,013)	(3,006,090)	540,614
In-kind redemptions	4,091,828	—	3,222,239
Foreign currency transactions	14,105	(165,299)	(3,526)
Foreign capital gains tax	—	(2,308,122)	—
Net realized gain (loss)	2,125,920	(5,479,511)	3,759,327
Net change in unrealized appreciation (depreciation) on:
Investments	9,525,976	20,556,319	8,663,170
Foreign currency translation	6,239	1,135	206,884
Deferred foreign capital gains tax	—	(1,596,034)	—
Net change in unrealized appreciation (depreciation)	9,532,215	18,961,420	8,870,054
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,658,135	13,481,909	12,629,381
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,679,425	$14,256,129	$13,987,953
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$163,292	$6,653,242	$1,737,500
1,957	191,246	6,681
(19,484)	(681,881)	(207,605)
145,765	6,162,607	1,536,576

25,861	1,013,860	154,558
25,861	1,013,860	154,558
119,904	5,148,747	1,382,018

(87,957)	(16,789,666)	(1,832,383)
—	1,589,798	2,492,191
(193)	(140,348)	(1,577)
—	(9,413)	—
(88,150)	(15,349,629)	658,231

1,619,547	24,807,113	9,420,337
383	42,883	16,791
—	62,081	—
1,619,930	24,912,077	9,437,128
1,531,780	9,562,448	10,095,359
$1,651,684	$14,711,195	$11,477,377
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$299,815	$422,434	$6,672,917	$7,465,542
Net realized gain (loss)	(33,224)	1,243,371	1,289,185	17,306,254
Net change in unrealized appreciation (depreciation)	3,821,818	(1,202,754)	61,168,237	(16,597,473)
Net increase (decrease) in net assets resulting from operations	4,088,409	463,051	69,130,339	8,174,323

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(285,051)	(466,052)	(6,391,607)	(9,806,543)
Return of capital	—	—	—	—
Total distributions to shareholders	(285,051)	(466,052)	(6,391,607)	(9,806,543)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,796,618	—	42,108,780	—
Cost of shares redeemed	(1,404,814)	(4,046,995)	(1,906,516)	(36,669,856)
Net increase (decrease) in net assets resulting from shareholder transactions	5,391,804	(4,046,995)	40,202,264	(36,669,856)
Total increase (decrease) in net assets	9,195,162	(4,049,996)	102,940,996	(38,302,076)

NET ASSETS:
Beginning of period	13,793,475	17,843,471	185,009,537	223,311,613
End of period	$22,988,637	$13,793,475	$287,950,533	$185,009,537

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	650,002	5,150,002	6,150,002
Shares sold	200,000	—	950,000	—
Shares redeemed	(50,000)	(150,000)	(50,000)	(1,000,000)
Shares outstanding, end of period	650,002	500,002	6,050,002	5,150,002
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$267,577	$1,417,420	$145,102	$270,369	$675,433	$341,066
(113,965)	4,215,629	(375,583)	249,099	(710,862)	(513,897)
3,313,499	(15,701,133)	2,029,719	(2,002,029)	6,258,499	939,388
3,467,111	(10,068,084)	1,799,238	(1,482,561)	6,223,070	766,557

(238,906)	(1,439,862)	(109,955)	(235,401)	(593,761)	(313,487)
—	—	—	—	—	—
(238,906)	(1,439,862)	(109,955)	(235,401)	(593,761)	(313,487)

929,471	—	539,341	—	—	45,358,525
(4,176,691)	(50,268,605)	—	—	(15,145,281)	(4,402,064)
(3,247,220)	(50,268,605)	539,341	—	(15,145,281)	40,956,461
(19,015)	(61,776,551)	2,228,624	(1,717,962)	(9,515,972)	41,409,531

12,964,397	74,740,948	4,998,333	6,716,295	47,907,991	6,498,460
$12,945,382	$12,964,397	$7,226,957	$4,998,333	$38,392,019	$47,907,991

850,002	3,600,002	550,002	550,002	2,350,002	350,002
50,000	—	50,000	—	—	2,200,000
(250,000)	(2,750,000)	—	—	(750,000)	(200,000)
650,002	850,002	600,002	550,002	1,600,002	2,350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$1,552,452	$3,816,921	$8,765,324	$12,287,791
Net realized gain (loss)	4,626,461	10,840,439	6,337,779	44,570,918
Net change in unrealized appreciation (depreciation)	18,506,835	(4,191,041)	98,637,212	(28,811,214)
Net increase (decrease) in net assets resulting from operations	24,685,748	10,466,319	113,740,315	28,047,495

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,364,670)	(6,101,123)	(8,186,899)	(15,547,549)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,364,670)	(6,101,123)	(8,186,899)	(15,547,549)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,802,903	55,503,822	34,024,609	11,289,085
Cost of shares redeemed	(44,720,794)	(55,023,040)	(10,836,594)	(41,154,062)
Net increase (decrease) in net assets resulting from shareholder transactions	(38,917,891)	480,782	23,188,015	(29,864,977)
Total increase (decrease) in net assets	(15,596,813)	4,845,978	128,741,431	(17,365,031)

NET ASSETS:
Beginning of period	192,383,861	187,537,883	392,273,635	409,638,666
End of period	$176,787,048	$192,383,861	$521,015,066	$392,273,635

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,700,002	3,700,002	7,236,412	7,786,412
Shares sold	100,000	1,050,000	550,000	200,000
Shares redeemed	(850,000)	(1,050,000)	(200,000)	(750,000)
Shares outstanding, end of period	2,950,002	3,700,002	7,586,412	7,236,412
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$8,244,546	$18,404,938	$374,693	$206,964	$1,021,290	$1,822,667
(9,517,287)	17,569,003	418,621	(497,360)	2,125,920	2,327,910
43,957,922	(19,250,521)	4,986,280	504,626	9,532,215	2,683,829
42,685,181	16,723,420	5,779,594	214,230	12,679,425	6,834,406

(6,164,101)	(14,849,591)	(412,501)	(206,602)	(936,361)	(2,686,743)
—	—	—	—	—	—
(6,164,101)	(14,849,591)	(412,501)	(206,602)	(936,361)	(2,686,743)

—	7,086,040	50,948,246	—	6,753,575	52,210,852
(27,343,400)	(19,168,195)	(2,111,751)	(7,836,857)	(20,505,620)	(11,728,720)
(27,343,400)	(12,082,155)	48,836,495	(7,836,857)	(13,752,045)	40,482,132
9,177,680	(10,208,326)	54,203,588	(7,829,229)	(2,008,981)	44,629,795

406,346,635	416,554,961	7,695,194	15,524,423	64,842,405	20,212,610
$415,524,315	$406,346,635	$61,898,782	$7,695,194	$62,833,424	$64,842,405

18,200,002	18,750,002	200,002	400,002	1,700,002	550,002
—	300,000	950,000	—	150,000	1,450,000
(1,250,000)	(850,000)	(50,000)	(200,000)	(500,000)	(300,000)
16,950,002	18,200,002	1,100,002	200,002	1,350,002	1,700,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$774,220	$599,210	$1,358,572	$1,421,053
Net realized gain (loss)	(5,479,511)	321,257	3,759,327	3,305,109
Net change in unrealized appreciation (depreciation)	18,961,420	2,328,677	8,870,054	(5,544,260)
Net increase (decrease) in net assets resulting from operations	14,256,129	3,249,144	13,987,953	(818,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	(4,004,107)	(1,041,507)	(1,453,362)
Return of capital	—	(196,609)	—	—
Total distributions to shareholders	—	(4,200,716)	(1,041,507)	(1,453,362)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	151,028,379	—	3,212,070
Cost of shares redeemed	(73,095,563)	—	(19,901,908)	(9,741,239)
Net increase (decrease) in net assets resulting from shareholder transactions	(73,095,563)	151,028,379	(19,901,908)	(6,529,169)
Total increase (decrease) in net assets	(58,839,434)	150,076,807	(6,955,462)	(8,800,629)

NET ASSETS:
Beginning of period	271,754,560	121,677,753	75,640,458	84,441,087
End of period	$212,915,126	$271,754,560	$68,684,996	$75,640,458

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,850,002	2,250,002	1,200,002	1,300,002
Shares sold	—	2,600,000	—	50,000
Shares redeemed	(1,300,000)	—	(300,000)	(150,000)
Shares outstanding, end of period	3,550,002	4,850,002	900,002	1,200,002
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024	Six Months Ended 6/30/2025 (Unaudited)	Year Ended 12/31/2024

$119,904	$214,599	$5,148,747	$9,981,095	$1,382,018	$1,002,138
(88,150)	683,529	(15,349,629)	14,390,438	658,231	3,166,644
1,619,930	(655,779)	24,912,077	(9,713,372)	9,437,128	(2,883,402)
1,651,684	242,349	14,711,195	14,658,161	11,477,377	1,285,380

(111,271)	(278,153)	(3,824,141)	(11,953,498)	(1,114,962)	(919,132)
—	—	—	—	—	—
(111,271)	(278,153)	(3,824,141)	(11,953,498)	(1,114,962)	(919,132)

—	—	—	2,115,682	46,725,312	43,729,596
—	(2,038,710)	(53,142,734)	(41,256,391)	(14,787,005)	(44,099,283)
—	(2,038,710)	(53,142,734)	(39,140,709)	31,938,307	(369,687)
1,540,413	(2,074,514)	(42,255,680)	(36,436,046)	42,300,722	(3,439)

6,055,750	8,130,264	289,904,975	326,341,021	18,203,142	18,206,581
$7,596,163	$6,055,750	$247,649,295	$289,904,975	$60,503,864	$18,203,142

150,002	200,002	7,550,002	8,550,002	450,002	450,002
—	—	—	50,000	950,000	1,050,000
—	(50,000)	(1,450,000)	(1,050,000)	(300,000)	(1,050,000)
150,002	150,002	6,100,002	7,550,002	1,100,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.59	$27.45	$25.58	$31.57	$32.25	$28.57
Income from investment operations:
Net investment income (loss)	0.61 (a)	0.81 (a)	0.82 (a)	0.97	1.28	0.58
Net realized and unrealized gain (loss)	7.71	0.26	1.87	(5.88)	(0.37)	3.61
Total from investment operations	8.32	1.07	2.69	(4.91)	0.91	4.19
Distributions paid to shareholders from:
Net investment income	(0.54)	(0.93)	(0.79)	(1.08)	(1.59)	(0.51)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.54)	(0.93)	(0.82)	(1.08)	(1.59)	(0.51)
Net asset value, end of period	$35.37	$27.59	$27.45	$25.58	$31.57	$32.25
Total return (b)	30.34%	3.84%	10.67%	(15.62)%	2.75%	14.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,989	$13,793	$17,843	$11,511	$25,258	$17,736
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.10% (c)	2.89%	3.12%	3.63%	4.03%	2.33%
Portfolio turnover rate (d)	48%	75%	90%	82%	102%	103%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.92	$36.31	$32.38	$43.31	$38.50	$37.64
Income from investment operations:
Net investment income (loss)	1.23 (a)	1.34 (a)	1.10 (a)	0.93	1.05	0.42
Net realized and unrealized gain (loss)	11.52	0.04	4.02	(10.90)	5.26	1.32
Total from investment operations	12.75	1.38	5.12	(9.97)	6.31	1.74
Distributions paid to shareholders from:
Net investment income	(1.07)	(1.77)	(1.19)	(0.96)	(1.50)	(0.88)
Net asset value, end of period	$47.60	$35.92	$36.31	$32.38	$43.31	$38.50
Total return (b)	35.55%	3.71%	16.01%	(22.87)%	16.53%	4.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$287,951	$185,010	$223,312	$254,167	$573,909	$442,765
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.94% (c)	3.57%	3.20%	3.23%	2.33%	1.32%
Portfolio turnover rate (d)	47%	86%	101%	88%	105%	109%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.25	$20.76	$16.75	$17.35	$19.43	$22.67
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.67 (a)	0.92 (a)	0.98	0.89	0.52
Net realized and unrealized gain (loss)	4.65	(5.23)	3.96	(0.65)	(2.16)	(3.44)
Total from investment operations	5.05	(4.56)	4.88	0.33	(1.27)	(2.92)
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.95)	(0.87)	(0.93)	(0.81)	(0.20)
Return of capital	—	—	—	—	—	(0.12)
Total distributions	(0.38)	(0.95)	(0.87)	(0.93)	(0.81)	(0.32)
Net asset value, end of period	$19.92	$15.25	$20.76	$16.75	$17.35	$19.43
Total return (b)	33.20%	(22.67)%	29.64%	2.17%	(6.66)%	(12.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,945	$12,964	$74,741	$70,358	$7,805	$13,599
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.58% (c)	3.45%	5.00%	7.82%	4.28%	0.81%
Portfolio turnover rate (d)	40%	75%	99%	104%	91%	34%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.09	$12.21	$10.56	$11.47	$13.39	$17.24
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.49 (a)	0.52 (a)	0.95	0.94	0.09
Net realized and unrealized gain (loss)	2.88	(3.18)	2.18	(0.82)	(2.08)	(3.60)
Total from investment operations	3.14	(2.69)	2.70	0.13	(1.14)	(3.51)
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.43)	(0.75)	(1.04)	(0.78)	(0.28)
Return of capital	—	—	(0.30)	—	—	(0.06)
Total distributions	(0.19)	(0.43)	(1.05)	(1.04)	(0.78)	(0.34)
Net asset value, end of period	$12.04	$9.09	$12.21	$10.56	$11.47	$13.39
Total return (b)	34.63%	(22.45)%	27.92%	1.45%	(9.00)%	(19.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,227	$4,998	$6,716	$63,377	$12,039	$9,373
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.96% (c)	4.39%	4.88%	8.88%	7.36%	0.72%
Portfolio turnover rate (d)	35%	63%	55%	95%	225%	154%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.39	$18.57	$21.60	$27.57	$29.16	$26.87
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.72 (a)	1.10 (a)	1.28	1.22	1.22
Net realized and unrealized gain (loss)	3.60	2.14	(3.07)	(5.97)	(1.47)	2.26
Total from investment operations	3.97	2.86	(1.97)	(4.69)	(0.25)	3.48
Distributions paid to shareholders from:
Net investment income	(0.37)	(1.04)	(1.06)	(1.28)	(1.34)	(1.19)
Net asset value, end of period	$23.99	$20.39	$18.57	$21.60	$27.57	$29.16
Total return (b)	19.48%	15.43%	(9.32)%	(17.10)%	(1.18)%	13.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,392	$47,908	$6,498	$7,560	$9,649	$13,121
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.56% (c)	3.72%	5.32%	5.19%	3.66%	5.16%
Portfolio turnover rate (d)	59%	62%	113%	117%	166%	83%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$52.00	$50.69	$42.88	$49.86	$51.42	$51.10
Income from investment operations:
Net investment income (loss)	0.51 (a)	1.02 (a)	1.06 (a)	1.19	0.81	0.49
Net realized and unrealized gain (loss)	7.88	1.93	8.51	(7.23)	(1.16)	0.34
Total from investment operations	8.39	2.95	9.57	(6.04)	(0.35)	0.83
Distributions paid to shareholders from:
Net investment income	(0.46)	(1.64)	(1.76)	(0.94)	(1.21)	(0.51)
Net asset value, end of period	$59.93	$52.00	$50.69	$42.88	$49.86	$51.42
Total return (b)	16.16%	5.84%	22.42%	(12.04)%	(0.69)%	1.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$176,787	$192,384	$187,538	$85,768	$34,901	$41,136
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.90% (c)	1.94%	2.21%	2.92%	1.53%	1.13%
Portfolio turnover rate (d)	45%	82%	61%	79%	126%	136%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.21	$52.61	$48.27	$60.64	$56.88	$55.79
Income from investment operations:
Net investment income (loss)	1.20 (a)	1.65 (a)	1.56 (a)	1.67	1.52	0.68
Net realized and unrealized gain (loss)	14.35	2.05	5.07	(12.95)	4.55	1.78
Total from investment operations	15.55	3.70	6.63	(11.28)	6.07	2.46
Distributions paid to shareholders from:
Net investment income	(1.08)	(2.10)	(2.29)	(1.09)	(2.31)	(1.37)
Net asset value, end of period	$68.68	$54.21	$52.61	$48.27	$60.64	$56.88
Total return (b)	28.73%	7.02%	13.89%	(18.57)%	10.70%	4.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$521,015	$392,274	$409,639	$419,333	$414,579	$360,418
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.03% (c)	2.98%	3.05%	3.09%	2.42%	1.39%
Portfolio turnover rate (d)	53%	97%	109%	95%	111%	117%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.33	$22.22	$21.10	$26.24	$25.31	$26.36
Income from investment operations:
Net investment income (loss)	0.48 (a)	1.00 (a)	1.15 (a)	1.34	1.11	0.63
Net realized and unrealized gain (loss)	2.06	(0.08)	1.07	(5.19)	0.90	(1.00)
Total from investment operations	2.54	0.92	2.22	(3.85)	2.01	(0.37)
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.81)	(1.10)	(1.29)	(1.08)	(0.68)
Net asset value, end of period	$24.51	$22.33	$22.22	$21.10	$26.24	$25.31
Total return (b)	11.40%	3.97%	10.87%	(14.33)%	7.90%	(0.92)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$415,524	$406,347	$416,555	$372,378	$436,915	$441,711
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.22% (c)	4.29%	5.40%	5.90%	4.03%	2.53%
Portfolio turnover rate (d)	53%	94%	105%	106%	119%	111%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.48	$38.81	$35.36	$53.78	$51.56	$44.39
Income from investment operations:
Net investment income (loss)	1.13 (a)	0.78 (a)	0.74 (a)	1.77	0.91	0.68
Net realized and unrealized gain (loss)	17.04	(0.28) (b)	3.81	(18.27)	2.08	7.17
Total from investment operations	18.17	0.50	4.55	(16.50)	2.99	7.85
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.83)	(1.10)	(1.92)	(0.77)	(0.68)
Net asset value, end of period	$56.27	$38.48	$38.81	$35.36	$53.78	$51.56
Total return (c)	47.21%	1.39%	12.88%	(30.39)%	5.74%	17.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,899	$7,695	$15,524	$14,144	$99,497	$95,381
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.69% (d)	2.01%	1.95%	2.23%	1.67%	1.40%
Portfolio turnover rate (e)	12%	92%	82%	152%	80%	106%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.14	$36.75	$31.73	$43.97	$38.06	$40.99
Income from investment operations:
Net investment income (loss)	0.72 (a)	1.09 (a)	1.05 (a)	1.54	1.29	0.58
Net realized and unrealized gain (loss)	8.37	1.85	5.37	(12.02)	5.93	(2.95)
Total from investment operations	9.09	2.94	6.42	(10.48)	7.22	(2.37)
Distributions paid to shareholders from:
Net investment income	(0.69)	(1.55)	(1.40)	(1.76)	(1.31)	(0.56)
Net asset value, end of period	$46.54	$38.14	$36.75	$31.73	$43.97	$38.06
Total return (b)	23.92%	8.01%	20.59%	(23.52)%	19.10%	(5.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,833	$64,842	$20,213	$31,728	$98,943	$19,030
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.51% (c)	2.84%	3.08%	4.29%	3.34%	1.72%
Portfolio turnover rate (d)	34%	46%	77%	98%	45%	109%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$56.03	$54.08	$43.53	$48.23	$38.83	$35.26
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.15 (a)	0.31 (a)	0.22	0.48	0.30
Net realized and unrealized gain (loss)	3.77	2.70	10.31	(2.35)	9.65	3.50
Total from investment operations	3.95	2.85	10.62	(2.13)	10.13	3.80
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.05)	(0.73)	(0.23)
Net realized gain	—	(0.86)	(0.07)	(2.52)	—	—
Return of capital	—	(0.04)	—	—	—	—
Total distributions	—	(0.90)	(0.07)	(2.57)	(0.73)	(0.23)
Net asset value, end of period	$59.98	$56.03	$54.08	$43.53	$48.23	$38.83
Total return (b)	7.05%	5.27%	24.44%	(4.45)%	26.15%	10.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$212,915	$271,755	$121,678	$73,999	$62,703	$3,883
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.66% (c)	0.26%	0.68%	0.68%	0.95%	0.98%
Portfolio turnover rate (e)	9%	30%	43%	56%	57%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.03	$64.95	$54.42	$71.39	$60.85	$54.11
Income from investment operations:
Net investment income (loss)	1.40 (a)	1.10 (a)	1.32 (a)	1.98	0.78	0.88
Net realized and unrealized gain (loss)	13.04	(1.89)	10.58	(17.03)	10.92	6.78
Total from investment operations	14.44	(0.79)	11.90	(15.05)	11.70	7.66
Distributions paid to shareholders from:
Net investment income	(1.15)	(1.13)	(1.37)	(1.92)	(1.16)	(0.92)
Net asset value, end of period	$76.32	$63.03	$64.95	$54.42	$71.39	$60.85
Total return (b)	22.93%	(1.25)%	22.07%	(20.88)%	19.34%	14.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,685	$75,640	$84,441	$97,959	$99,943	$97,354
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.06% (c)	1.69%	2.20%	2.30%	1.25%	1.59%
Portfolio turnover rate (d)	42%	71%	68%	64%	66%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.37	$40.65	$37.67	$46.06	$42.72	$39.03
Income from investment operations:
Net investment income (loss)	0.80 (a)	1.10 (a)	1.17 (a)	1.09	0.74	0.46
Net realized and unrealized gain (loss)	10.21	0.19	2.98	(8.09)	3.99	4.09
Total from investment operations	11.01	1.29	4.15	(7.00)	4.73	4.55
Distributions paid to shareholders from:
Net investment income	(0.74)	(1.57)	(1.17)	(1.39)	(1.39)	(0.86)
Net asset value, end of period	$50.64	$40.37	$40.65	$37.67	$46.06	$42.72
Total return (b)	27.35%	3.14%	11.13%	(15.00)%	11.09%	12.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,596	$6,056	$8,130	$7,535	$13,817	$8,544
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.71% (c)	2.66%	2.99%	2.88%	1.46%	1.35%
Portfolio turnover rate (d)	56%	117%	124%	109%	116%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$38.40	$38.17	$38.78	$40.29	$41.24	$39.28
Income from investment operations:
Net investment income (loss)	0.77 (a)	1.22 (a)	1.72 (a)	1.86	1.57	0.74
Net realized and unrealized gain (loss)	2.05	0.51	(0.54)	(1.60)	(0.01)	2.41
Total from investment operations	2.82	1.73	1.18	0.26	1.56	3.15
Distributions paid to shareholders from:
Net investment income	(0.62)	(1.50)	(1.79)	(1.77)	(2.51)	(1.19)
Net asset value, end of period	$40.60	$38.40	$38.17	$38.78	$40.29	$41.24
Total return (b)	7.36%	4.43%	3.21%	1.36%	3.68%	8.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$247,649	$289,905	$326,341	$166,753	$143,030	$152,581
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.06% (c)	3.09%	4.59%	4.60%	3.65%	2.38%
Portfolio turnover rate (d)	52%	109%	124%	117%	127%	123%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)

	Six Months Ended 6/30/2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.45	$40.46	$36.04	$46.36	$42.10	$40.88
Income from investment operations:
Net investment income (loss)	1.72 (a)	1.15 (a)	1.10 (a)	0.85	1.10	0.50
Net realized and unrealized gain (loss)	13.86	(0.36) (b)	4.52	(10.05)	4.32	1.34
Total from investment operations	15.58	0.79	5.62	(9.20)	5.42	1.84
Distributions paid to shareholders from:
Net investment income	(1.03)	(0.80)	(1.20)	(1.12)	(1.16)	(0.62)
Net asset value, end of period	$55.00	$40.45	$40.46	$36.04	$46.36	$42.10
Total return (c)	38.58%	1.88%	15.71%	(19.65)%	12.90%	4.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$60,504	$18,203	$18,207	$16,219	$81,135	$27,363
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	7.15% (d)	2.71%	2.84%	2.09%	2.27%	1.26%
Portfolio turnover rate (e)	48%	77%	90%	56%	59%	93%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fifteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (ticker “FBZ”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® EuropeTM Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin AmericaTM Index
First Trust Brazil AlphaDEX® Fund	Nasdaq AlphaDEX® BrazilTM Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® ChinaTM Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® JapanTM Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging MarketsTM Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® GermanyTM Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United KingdomTM Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal WeightTM Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® SwitzerlandTM Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® EurozoneTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, FEP, FCA, FJP, FDT, FEM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2025, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$466,052	$—	$—
First Trust Europe AlphaDEX® Fund	9,806,543	—	—
First Trust Latin America AlphaDEX® Fund	1,439,862	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Brazil AlphaDEX® Fund	$235,401	$—	$—
First Trust China AlphaDEX® Fund	313,487	—	—
First Trust Japan AlphaDEX® Fund	6,101,123	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	15,547,549	—	—
First Trust Emerging Markets AlphaDEX® Fund	14,849,591	—	—
First Trust Germany AlphaDEX® Fund	206,602	—	—
First Trust United Kingdom AlphaDEX® Fund	2,686,743	—	—
First Trust India NIFTY 50 Equal Weight ETF	2,979,680	1,024,427	196,609
First Trust Switzerland AlphaDEX® Fund	1,453,362	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	278,153	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	11,953,498	—	—
First Trust Eurozone AlphaDEX® ETF	919,132	—	—
As of December 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$—	$(15,829,960)	$674,325
First Trust Europe AlphaDEX® Fund	337,283	(248,849,675)	3,151,376
First Trust Latin America AlphaDEX® Fund	—	(45,539,735)	(1,100,387)
First Trust Brazil AlphaDEX® Fund	(25,063)	(29,090,886)	(575,879)
First Trust China AlphaDEX® Fund	29,107	(10,498,620)	37,049
First Trust Japan AlphaDEX® Fund	—	(59,545,624)	8,923,500
First Trust Developed Markets ex-US AlphaDEX® Fund	43,415	(318,483,865)	12,892,754
First Trust Emerging Markets AlphaDEX® Fund	96,236	(206,629,718)	81,144
First Trust Germany AlphaDEX® Fund	—	(32,533,842)	(276,066)
First Trust United Kingdom AlphaDEX® Fund	—	(53,812,458)	1,042,669
First Trust India NIFTY 50 Equal Weight ETF	(1,037,814)	—	27,160,652
First Trust Switzerland AlphaDEX® Fund	40,751	(25,946,254)	2,493,224
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	(4,867,870)	(105,756)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	89,988	(43,084,261)	(1,067,858)
First Trust Eurozone AlphaDEX® ETF	113,438	(22,770,866)	(1,431,433)
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of June 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2024, for federal income tax purposes, each applicable Fund had a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$15,829,960
First Trust Europe AlphaDEX® Fund	248,849,675
First Trust Latin America AlphaDEX® Fund	45,539,735
First Trust Brazil AlphaDEX® Fund	29,090,886
First Trust China AlphaDEX® Fund	10,498,620
First Trust Japan AlphaDEX® Fund	59,545,624
First Trust Developed Markets ex-US AlphaDEX® Fund*	318,483,865
First Trust Emerging Markets AlphaDEX® Fund	206,629,718
First Trust Germany AlphaDEX® Fund	32,533,842
First Trust United Kingdom AlphaDEX® Fund	53,812,458
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	25,946,254
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	4,867,870
First Trust Emerging Markets Small Cap AlphaDEX® Fund	43,084,261
First Trust Eurozone AlphaDEX® ETF	22,770,866

*
$68,988,013 of First Trust Developed Markets ex-US AlphaDEX® Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of
$96,428 per year.

During the taxable year ended December 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$1,033,469
First Trust Europe AlphaDEX® Fund	11,294,706
First Trust Latin America AlphaDEX® Fund	2,746,717
First Trust Brazil AlphaDEX® Fund	217,155
First Trust Developed Markets ex-US AlphaDEX® Fund	35,925,997
First Trust Emerging Markets AlphaDEX® Fund	38,205,993
First Trust United Kingdom AlphaDEX® Fund	381,605
First Trust Switzerland AlphaDEX® Fund	1,659,007
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	506,646
First Trust Emerging Markets Small Cap AlphaDEX® Fund	8,017,073
First Trust Eurozone AlphaDEX® ETF	3,965
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2024, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Brazil AlphaDEX® Fund	$25,063	$—
First Trust India NIFTY 50 Equal Weight ETF	1,037,814	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
As of June 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$18,376,636	$4,638,541	$(88,699)	$4,549,842
First Trust Europe AlphaDEX® Fund	233,955,649	68,991,783	(2,853,935)	66,137,848
First Trust Latin America AlphaDEX® Fund	10,367,636	2,518,872	(80,307)	2,438,565
First Trust Brazil AlphaDEX® Fund	5,479,402	1,906,075	(231,962)	1,674,113
First Trust China AlphaDEX® Fund	32,746,072	6,941,995	(627,517)	6,314,478
First Trust Japan AlphaDEX® Fund	161,009,292	34,181,933	(3,958,872)	30,223,061
First Trust Developed Markets ex-US AlphaDEX® Fund	426,057,281	119,950,325	(3,169,239)	116,781,086
First Trust Emerging Markets AlphaDEX® Fund	374,281,058	71,791,596	(25,695,783)	46,095,813
First Trust Germany AlphaDEX® Fund	57,092,780	5,485,843	(772,763)	4,713,080
First Trust United Kingdom AlphaDEX® Fund	51,072,291	13,755,542	(2,288,421)	11,467,121
First Trust India NIFTY 50 Equal Weight ETF	162,692,043	55,856,932	(1,836,895)	54,020,037
First Trust Switzerland AlphaDEX® Fund	55,471,625	13,733,909	(2,277,612)	11,456,297
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	6,127,186	1,770,057	(220,885)	1,549,172
First Trust Emerging Markets Small Cap AlphaDEX® Fund	223,384,516	44,985,813	(17,889,096)	27,096,717
First Trust Eurozone AlphaDEX® ETF	56,230,249	8,528,049	(519,467)	8,008,582
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
J. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$11,347,677	$7,298,140
First Trust Europe AlphaDEX® Fund	105,257,048	105,453,371
First Trust Latin America AlphaDEX® Fund	4,582,628	6,612,698
First Trust Brazil AlphaDEX® Fund	2,559,900	2,012,364
First Trust China AlphaDEX® Fund	23,129,891	23,756,277
First Trust Japan AlphaDEX® Fund	76,508,480	76,887,077
First Trust Developed Markets ex-US AlphaDEX® Fund	236,112,937	231,753,788
First Trust Emerging Markets AlphaDEX® Fund	208,724,580	217,218,547
First Trust Germany AlphaDEX® Fund	2,670,743	2,410,854
First Trust United Kingdom AlphaDEX® Fund	20,465,167	20,517,877
First Trust India NIFTY 50 Equal Weight ETF	22,418,436	98,312,063
First Trust Switzerland AlphaDEX® Fund	27,960,134	28,314,928
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,695,757	3,679,337
First Trust Emerging Markets Small Cap AlphaDEX® Fund	134,397,464	153,720,585
First Trust Eurozone AlphaDEX® ETF	18,432,238	18,035,121

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
For the six months ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$2,038,860	$775,189
First Trust Europe AlphaDEX® Fund	41,720,067	1,893,427
First Trust Latin America AlphaDEX® Fund	256,009	1,389,137
First Trust Brazil AlphaDEX® Fund	33,774	—
First Trust China AlphaDEX® Fund	—	14,591,679
First Trust Japan AlphaDEX® Fund	5,662,331	44,176,127
First Trust Developed Markets ex-US AlphaDEX® Fund	28,092,921	9,703,477
First Trust Emerging Markets AlphaDEX® Fund	—	19,058,012
First Trust Germany AlphaDEX® Fund	50,597,358	2,100,461
First Trust United Kingdom AlphaDEX® Fund	6,692,834	20,397,303
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	—	19,503,690
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	34,066,506
First Trust Eurozone AlphaDEX® ETF	46,432,756	14,720,927
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
On June 9, 2025, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate FBZ pursuant to a Plan of Liquidation and Termination (the “Plan”) approved by the Board. The Board determined that the termination and liquidation of FBZ was in the best interests of FBZ. FBZ liquidated as a series of the Trust on July 18, 2025.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust United Kingdom AlphaDEX® Fund (FKU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2024 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX®

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark index. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis. For FBZ, the Board noted that, at the June 8–9, 2025 meeting, it approved the liquidation and termination of the Fund on or around July 18, 2025 and considered that the continuation of the Agreement for the Fund would facilitate the orderly liquidation of the Fund.
Disclaimer
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® BrazilTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2025 (Unaudited)
Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 4, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 4, 2025

* Print the name and title of each signing officer under his or her signature.